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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	MS-CTFI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—104.23%
California—99.61%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$1,500	$1,559,325
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	798,525
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,645,906
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,315,295
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/28	590	619,801
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,482,440
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,699,725
Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS-AGM) (a)	5.20%	01/01/20	4,000	4,004,480
Apple Valley (Town of) Public Financing Authority (Town Hall Annex); Series 2007 A, Lease RB (INS-AMBAC) (a)	5.00%	09/01/27	2,365	2,471,094
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,542,870
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,286,146
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,480,250
Bay Area Governments Association; Series 2004 A, Lease RB (INS-SGI) (a)	5.00%	09/01/29	2,735	2,759,615
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	1,250	1,292,750
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,585,500
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	1,500	1,570,245
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	4,685	5,232,067
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	5,205	5,657,939
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	749,098
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,038,010
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/28	1,000	1,050,370
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,875,382
California (County of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Conv. Turbo RB	5.45%	06/01/28	5,000	4,181,950
California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	5,000	5,262,550
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,698,520
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,275,625
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (c)	5.00%	01/01/38	2,100	2,177,343
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	1,979,480
Series 2009, RB	6.00%	04/01/40	2,000	2,171,000
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (c)	5.25%	10/01/39	1,800	1,934,982
California (State of) Educational Facilities Authority (University of the Pacific); Series 2000, RB (INS-NATL) (a)	5.88%	11/01/20	1,910	1,916,609
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,077,760
California (State of) Health Facilities Financing Authority (Adventist Health System/West); Series 2009 A, RB	5.75%	09/01/39	500	522,015
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	$500	$536,930
Series 2011 A, RB	5.25%	03/01/41	2,500	2,479,475
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	2,885,749
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,007,920
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB (d)(e)	6.50%	10/01/18	20	26,250
Series 2008, RB	6.50%	10/01/38	980	1,107,390
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,035,200
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,096,610
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	880,320
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,055	2,064,145
Series 2007, COP	5.25%	02/01/37	500	436,950
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	989,050
Series 2010 A, RB	5.75%	07/01/40	1,500	1,472,055
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,033,080
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,050,620
California (State of) Public Works Board (Various Capital Projects); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	1,994,920
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,000,350
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,011,460
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,669,118
California (State of) Statewide Communities Development Authority (Cedars Sinai Medical Center); Series 1992, Hospital COP	6.50%	08/01/12	295	302,399
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,723,592
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	500	568,945
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (g)(h)	0.06%	08/15/47	2,300	2,300,000
California (State of) Statewide Communities Development Authority (Senior Living Southern California); Series 2009, RB	7.25%	11/15/41	500	536,295
California (State of);
Series 1992, Unlimited Tax GO Bonds (INS-FGIC) (a)	6.25%	09/01/12	310	319,595
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (g)(h)	0.08%	05/01/34	5,160	5,160,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,506,200
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	1,953,420
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,383,650
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,065,220
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,509,682
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,000	2,992,860
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	3,000	3,609,510
California Infrastructure & Economic Development Bank (California Science Center Phase II); Series 2006 B, RB (INS-NATL) (a)	5.00%	05/01/31	2,000	1,923,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (g)(h)	0.08%	11/01/26	2,600	2,600,000
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California Special Districts Association Finance Corp. (Special Districts Finance Program); Series 1997 DD, COP (INS-AGM) (a)	5.63%	01/01/27	$1,050	$1,050,105
California State University;
Series 2008 A, Systemwide RB (INS-AGM) (a)	5.00%	11/01/39	1,775	1,818,470
Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,040,750
Castaic Lake Water Agency (Water System Improvement); Series 1994 A, Ref. COP (INS-NATL) (a)	7.00%	08/01/12	2,000	2,084,460
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	737,412
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	267,863
Corona-Norco Unified School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/24	1,000	518,630
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/25	1,000	474,610
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/26	1,525	672,006
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,566,200
Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	2,500	2,506,400
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,133,300
Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	1,000,650
El Dorado Irrigation District; Series 2009, COP (INS-AGC) (a)	5.75%	08/01/39	1,000	1,026,110
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,069,970
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,188,436
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,200	1,242,576
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,503,045
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,450,814
Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	3,921,520
Fresno Unified School District;
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/17	590	672,458
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/18	630	723,530
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/19	675	781,090
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/20	720	836,287
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	5,350	1,874,319
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	3,650	1,114,089
Glendora Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,359,064
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	6,750	3,628,462
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,372,096
Hawaiian Gardens Redevelopment Agency; Series 2006 A, Project No. One Tax Allocation RB (INS-AMBAC) (a)	5.00%	12/01/25	2,275	2,059,535
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.13%	05/15/41	2,000	1,746,980
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,015,420
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2002 B, Special Assessment RB (INS-AMBAC) (a)	5.00%	09/02/23	1,670	1,673,440
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	1,000	1,073,750
Kern (County of) (Capital Improvements); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,065,400
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	$1,700	$1,780,155
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,024,060
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	17,620	18,846,352
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,479,350
Los Angeles (City of) (FHA Insured Mortgage Loans — Section 8 Assisted Project); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	525	525,693
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,634,725
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,035,900
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (INS-NATL) (a)	5.00%	07/01/26	1,000	1,034,120
Series 2011 A, Power System RB	5.00%	07/01/22	1,800	2,139,210
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,624,380
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,528,110
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,033,640
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,126,160
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,265,600
Los Angeles (County of) (Disney Parking Refunding); Series 1998, COP (INS-AMBAC) (a)	4.75%	03/01/23	1,000	936,010
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,033,170
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)	5.00%	08/01/33	2,000	2,090,340
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	538,890
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,036,660
Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,125,730
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	6,180	6,552,778
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	207,054
Metropolitan Water District of Southern California;
Series 2005 A, Water Works RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,566,421
Series 2009 B, Ref. RB (c)	5.00%	07/01/27	8,585	9,560,170
Monrovia (City of) Financing Authority (Hillside Wilderness Preserve); Series 2002, Lease RB (INS-AMBAC) (a)	5.00%	12/01/20	1,105	1,141,863
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,840	1,803,218
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,042,530
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	251,076
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, Enterprise RB (i)	6.50%	03/01/28	1,000	937,520
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/16	1,570	1,580,833
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,667,445
Norco Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,068,430
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/26	1,215	1,263,430
Oakland (Port of);
Series 2002 L, RB (d)(e)(f)	5.00%	11/01/12	110	114,595
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	899,381
Oceanside (City of); Series 2003 A, Ref. COP (INS-AMBAC) (a)	5.20%	04/01/23	1,300	1,316,471
Palm Springs (City of) Financing Authority (Convention Center); Series 2001A, Ref. Lease RB (INS-NATL) (a)	5.25%	11/01/19	1,340	1,354,378
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	2,051,800
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,054,374
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,678,528
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/44	$6,250	$743,250
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/45	6,715	724,213
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/46	7,050	734,680
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/47	1,700	165,580
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,087,910
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,022,222
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,110,888
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,000	862,520
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,360	1,473,805
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	6,460	1,845,234
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	3,000	2,972,430
Rancho Cucamonga (City of) Redevelopment Agency (Redevelopment Housing Set Aside); Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	906,560
Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 1997 B, COP (INS-NATL) (a)	4.88%	07/01/22	1,000	1,006,270
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,405,600
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,694,050
Series 2009 O, RB (c)	5.75%	05/15/23	705	854,086
Series 2009 O, RB (c)	5.75%	05/15/25	1,050	1,244,292
Series 2009 Q, General RB (c)(j)	5.00%	05/15/34	920	954,647
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,049,180
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	527,630
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,844,370
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,567,050
Roseville Joint Union High School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	2,515	1,270,528
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/25	1,970	928,047
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/26	1,350	587,723
Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. RB	5.00%	08/15/27	2,150	2,327,740
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,129,720
Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.08%	12/01/36	2,965	2,965,000
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,673,085
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,023,320
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,030,601
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,220,548
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,100,400
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-RADIAN) (a)	5.25%	10/01/27	2,535	2,401,659
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	2,000	1,722,260
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	2,335	2,340,557
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)	5.25%	08/01/33	1,500	1,627,350
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,697,675
San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO Bonds (d)(e)	5.00%	06/15/12	8,000	8,208,240
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2011 C, Ref. RB (f)	5.00%	05/01/23	$5,000	$5,376,450
Second Series 2011 G, RB	5.25%	05/01/28	2,000	2,162,720
Second Series 2009 E, RB	6.00%	05/01/39	1,000	1,108,650
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,196,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,071,790
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	529,390
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	964,660
San Leandro (City of) (Joint Project Area Financing); Series 2001, COP (INS-NATL) (a)	5.10%	12/01/26	1,000	1,005,770
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,570,770
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,156,570
Santa Monica Community College District (Election of 2002);
Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/23	1,385	795,724
Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	1,385	744,507
Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	1,380	689,683
School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, CAB GO RB (INS-AGM) (a)(b)	0.00%	08/01/32	6,395	1,818,994
Shafter (City of) Community Development Agency (Shafter Community Development Project Area No. 1); Series 2006, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	11/01/36	1,460	1,466,570
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	500	486,785
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	1,307,401
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	898,901
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,020,010
Southern California Logistics Airport Authority (Southern California Logistics Airport); Series 2007, Tax Allocation RB	5.38%	12/01/22	2,365	1,672,197
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	8.75%	07/01/15	3,500	4,200,560
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	8.75%	07/01/15	2,500	3,001,700
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB	5.25%	07/01/29	2,100	2,318,673
Series 2011-1, RB	5.25%	07/01/31	2,100	2,275,035
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,092,350
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,000	1,313,680
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,120,244
Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,000	978,280
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,044,310
Tustin Unified School District (Election of 2002-School Facilities Improvement District No. 2002-1); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	750	795,877
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)(l)	3.50%	05/31/13	1,000	1,000,870
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	1,700	1,603,950
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,498,983
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	1,994,580
Walnut Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,042,720
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,095,650
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Western Riverside County Regional Wastewater Authority (Eastern Municipal Water District Improvement Districts General Obligation Bond Financing); Series 2009, Ref. RB (INS-AGC) (a)	5.63%	09/01/39	$1,000	$1,063,780
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	2,367,612
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/25	3,000	1,423,830

				416,693,570

Guam—0.77%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,027,400
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	672,335
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,525,950

				3,225,685

Puerto Rico—3.03%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	2,000	1,958,900
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,059,080
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, Gtd. CAB RB (b)(d)(e)	0.00%	07/01/17	3,680	4,179,045
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2010 C, RB	5.00%	08/01/35	1,500	1,515,135
First Sub. Series 2011 A-1, RB	5.00%	08/01/43	3,000	2,984,190

				12,696,350

Virgin Islands—0.82%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,786,036
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,600	1,631,376

				3,417,412

TOTAL INVESTMENTS(m)—104.23% (Cost $421,417,832)				436,033,017

Floating Rate Note Obligations—(4.93)%
Notes with interest rates ranging from 0.11% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 05/15/23 to 10/01/39 (See Note 1D)(n)				(20,620,000)

OTHER ASSETS LESS LIABILITIES—0.70%				2,931,131

NET ASSETS—100.00%				$418,344,148

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
Conv.	— Convertible
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
Gtd.	— Guaranteed
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
RADIAN	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security subject to the alternative minimum tax.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented 0.22% of the Fund’s Net Assets.

(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,202,260 which represents 1.72% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	14.6%

Assured Guaranty Municipal Corp.	14.3

American Municipal Bond Assurance Corp.	10.2

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Fund’s investments with a value of $34,196,211 are held by Dealer Trusts and serve as collateral for the $20,620,000 in the floating rate note obligations outstanding at that date.
     See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level	Level 2	Level 3	Total

Municipal Obligations	$—	$436,033,017	$—	$436,033,017

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $19,011,008 and $25,744,729, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,853,560

Aggregate unrealized (depreciation) of investment securities	(5,615,684)

Net unrealized appreciation of investment securities	$15,237,876

Cost of investments for tax purposes is $420,795,141.
Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

CPB-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—47.50%
Advertising—0.09%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$365,000	$410,699

Aerospace & Defense—0.20%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	75,000	80,250
Bombardier, Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	30,000	32,400
Huntington Ingalls Industries, Inc.,
Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	30,000	29,475
Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	10,000	9,750
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,275
Textron, Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	675,000	684,814
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	70,000	74,725

		921,689

Agricultural Products—0.25%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	245,000	249,990
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	60,000	62,014
Corn Products International, Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	75,000	77,462
6.63%, 04/15/37	635,000	742,601

		1,132,067

Airlines—0.87%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	105,000	78,225
American Airlines Pass Through Trust,
Series 2011-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 5.25%, 01/31/21	1,153,292	1,036,522
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	392,392	313,914
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	14,223	14,045
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,568,749	1,709,936
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	4,191	4,295
Delta Air Lines Pass Through Trust,
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	92	92
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	598,290	639,423
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	78,200
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	10,000	9,200
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	25,000	27,000
Sr. Sec. Notes, 9.50%, 09/15/14(b)	2,000	2,070
UAL Corp.-Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	68,062	66,318
UAL Pass Through Trust,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	7,679	8,485
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	4,447	4,847
US Airways Pass Through Trust-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	29,320	26,168

		4,018,740

Alternative Carriers—0.04%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	30,000	30,825
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19	20,000	20,900
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	113,000	115,260

		166,985

Aluminum—0.02%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	88,500	88,555

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Apparel Retail—0.20%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	$54,000	$56,700
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	679,000	644,201
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	80,000	73,600
Limited Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	5,788
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	125,100

		905,389

Apparel, Accessories & Luxury Goods—0.06%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	80,000	79,200
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	117,000	105,007
Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	93,250

		277,457

Asset Management & Custody Banks—0.11%
DJO Finance LLC/DJO Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	54,000	43,200
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	21,000	16,695
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	9,000	8,415
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.34%(d)(e)	445,000	433,706

		502,016

Auto Parts & Equipment—0.06%
Allison Transmission, Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	121,000	115,555
American Axle Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	45,000	43,313
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	75,000	74,625
Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	45,000	45,337

		278,830

Automobile Manufacturers—0.54%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	188,000	220,900
FUEL Trust, Sec. Notes 3.98%, 06/15/16(b)	2,300,000	2,258,105

		2,479,005

Automotive Retail—0.37%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,180,000	1,277,656
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	390,000	410,405

		1,688,061

Biotechnology—0.00%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	20,000	20,500

Brewers—0.40%
Anheuser-Busch InBev Worldwide, Inc.,
Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	1,670,000	1,700,684
5.38%, 11/15/14	125,000	138,955

		1,839,639

Broadcasting—0.69%
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	88,000	73,040
COX Communications Inc.,
Sr. Unsec. Notes,
8.38%, 03/01/39(b)	1,220,000	1,607,633
9.38%, 01/15/19(b)	25,000	33,496
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,478,428

		3,192,597

Building Products—0.13%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	20,000	13,300
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	80,000	67,600
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	110,000	117,150
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	36,000	37,260
Gibraltar Industries Inc.,-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	60,000	59,400
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	182,000	147,420
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	120,000	120,900
USG Corp.,
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	15,037
Sr. Unsec. Notes, 9.75%, 01/15/18	35,000	28,875

		606,942

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Cable & Satellite—1.32%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	$25,000	$31,893
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	22,642
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	91,140
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	2,175,000	2,317,734
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	11,000	10,808
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	26,000	25,480
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	115,000	111,837
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	150,750
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	775,000	784,930
5.15%, 04/30/20	350,000	378,363
5.95%, 04/01/41	740,000	806,274
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	680,000	721,908
5.88%, 11/15/40	400,000	413,386
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	211,728

		6,078,873

Casinos & Gaming—0.10%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	70,000	70,700
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	15,000	10,950
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	5,000	2,925
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	5,277	5,297
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	150,000	140,437
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	30,000	31,500
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	34,000	33,320
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	5,000	4,400
Sr. Sec. Notes, 9.13%, 02/01/15(b)	30,000	29,288
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	85,000	91,587
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	20,000	21,538

		441,942

Coal & Consumable Fuels—0.04%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	12,000	11,850
Bumi Investment Pte. Ltd. (Singapore), Sr. Sec. Gtd. Notes, 10.75%, 10/06/17(b)	100,000	97,003
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	37,975
Peabody Energy Corp., Sr. Unsec. Notes, 6.00%, 11/15/18(b)	12,000	12,180

		159,008

Communications Equipment—0.03%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	130,000	117,000

Computer & Electronics Retail—0.48%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,010,000	2,136,113
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	65,000	65,813

		2,201,926

Computer Hardware—0.01%
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	20,000	19,850
7.63%, 11/15/20	12,000	11,940

		31,790

Computer Storage & Peripherals—0.02%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Notes,
7.75%, 12/15/18(b)	70,000	73,150
7.00%, 11/01/21(b)	7,000	7,035

		80,185

Construction & Engineering—0.05%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	80,700

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Construction & Engineering—(continued)
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	$45,000	$46,856
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	100,000	93,750

		221,306

Construction & Farm Machinery & Heavy Trucks—0.09%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	44,000
Chrysler Group LLC/CG Co.-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	51,000	48,705
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	35,000	36,575
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	68,000	71,060
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	50,000	51,875

		423,715

Construction Materials—0.06%
Building Materials Corp. of America, Sr. Unsec. Notes, 6.75%, 05/01/21(b)	11,000	11,082
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	79,015
Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	80,000	69,400
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	125,000	104,219

		263,716

Consumer Finance—0.28%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	185,000	179,450
8.00%, 03/15/20	75,000	75,000
8.00%, 11/01/31	10,000	9,550
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	75,000	78,750
SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	338,207
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	615,000	609,012

		1,289,969

Data Processing & Outsourced Services—0.04%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	178,000	168,210

Department Stores—0.22%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	955,000	962,162
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	45,000	35,325

		997,487

Distillers & Vintners—0.19%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	20,000	21,950
Pernod-Ricard S.A. (France), Sr. Unsec. Notes, 4.45%, 01/15/22(b)	840,000	848,747

		870,697

Diversified Banks—5.14%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	440,000	412,756
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	420,000	399,646
Akbank TAS (Turkey),
Sr. Unsec. Notes,
5.13%, 07/22/15(b)	100,000	98,926
6.50%, 03/09/18(b)	200,000	201,544
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland), Sr. Sec. Gtd. Loan Participation Notes 7.75%, 04/28/21(b)	200,000	171,945
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,086,800
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	421,290
Banco de Credito del Peru (Peru), Sr. Unsec. Notes 4.75%, 03/16/16(b)	100,000	98,944
BanColombia S.A. (Colombia), Sr. Unsec. Global Notes, 5.95%, 06/03/21	250,000	252,133
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	97,193
Bank of Nova Scotia (Canada),
Sr. Unsec. Global Notes,
2.38%, 12/17/13	1,525,000	1,564,932
3.40%, 01/22/15	50,000	52,548
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	668,853
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	545,000	499,496
GTB Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 05/19/16(b)	200,000	196,987

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	$1,360,000	$1,086,142
HSBC Finance Corp.,
Sr. Unsec. Global Notes, 7.00%, 05/15/12	115,000	117,508
Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	531,000	526,119
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	200,000	190,315
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	252,632
Itau Unibanco Holding S.A. (Brazil), Sub., Notes 6.20%, 12/21/21(b)	200,000	203,541
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,040,000	1,015,246
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(b)	725,000	692,643
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	837,718
Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	617,723
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, (d)(f)	11,000	5,665
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	975,000	946,371
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	475,000	470,065
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	638,941
Societe Generale S.A. (France),
Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,500,000	1,288,320
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,827,075
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	420,000	430,074
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
3.85%, 04/27/15(b)	775,000	780,351
5.50%, 11/18/14(b)	1,880,000	2,029,596
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	45,000	45,826
U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	1,400,000	1,447,209
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	1,415,000	1,347,141
6.55%, 10/13/20(b)	660,000	627,831

		23,648,045

Diversified Capital Markets—0.65%
UBS AG (Switzerland),
Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.60%, 02/23/12(e)	1,000,000	1,000,483
Sr. Unsec. Global Notes, 5.88%, 12/20/17	200,000	205,717
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	553,043
Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,200,000	1,217,467

		2,976,710

Diversified Chemicals—0.02%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	73,000	73,548

Diversified Metals & Mining—0.88%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	222,030
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	3,150,000	3,356,719
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	5,000	3,675
Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	150,000	155,738
6.75%, 04/16/40	225,000	225,792
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	2,000	1,650
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	88,464

		4,054,068

Diversified REIT’s—0.87%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	2,765,000	2,781,452
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	1,175,000	1,231,519

		4,012,971

Diversified Support Services—0.12%
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.75%, 05/15/16	400,000	361,750
6.25%, 05/15/19	100,000	89,750
8.63%, 09/15/15	5,000	4,995
8.75%, 03/15/17	85,000	85,797

		542,292

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Drug Retail—0.12%
CVS Pass-Through Trust,
Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	$214,232	$225,166
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	282,816	348,308

		573,474

Electric Utilities—2.07%
Centrais Eletricas Brasileiras S.A. (Brazil), Sr. Unsec. Notes, 5.75%, 10/27/21(b)	200,000	207,494
DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	1,254,000	1,678,668
Dubai Electricity & Water Authority (Vietnam), Sr. Unsec. Notes, 7.38%, 10/21/20(b)	200,000	199,400
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,231,054
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	4,125
Majapahit Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	114,703
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,715,000	3,101,978
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec. Notes, 5.50%, 11/22/21(b)	200,000	196,408
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	1,012,926
Southern Co. (The)-Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	60,000	60,178
Virginia Electric & Power Co.,
Sr. Unsec. Notes,
5.00%, 06/30/19	800,000	912,629
5.10%, 11/30/12	780,000	812,827

		9,532,390

Electrical Components & Equipment—0.01%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	5,000	5,213
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	55,000	56,375

		61,588

Electronic Components—0.06%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	85,000	103,753
7.25%, 08/15/36	135,000	166,269

		270,022

Electronic Manufacturing Services—0.02%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	122,000	114,375

Environmental & Facilities Services—0.25%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,050,000	1,137,802

Forest Products—0.00%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	20,000	15,400

Gas Utilities—0.06%
Empresa de Energia de Bogota S.A. (Colombia), Sr. Unsec. Notes, 6.13%, 11/10/21(b)	200,000	204,887
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	55,000	47,025
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	40,000	41,550

		293,462

Gold—1.27%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	1,210,000	1,236,389
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,135,000	1,863,602
Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	1,365,000	1,357,310
6.88%, 09/01/41(b)	1,365,000	1,404,070

		5,861,371

Health Care Distributors—0.02%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	75,000	79,290

Health Care Equipment—0.14%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	605,000	635,678
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	25,000	25,467

		661,145

Health Care Facilities—0.06%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	42,000	44,310

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Health Care Facilities—(continued)
Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	$10,000	$9,763
7.75%, 09/15/22	5,000	4,825
8.13%, 02/15/20	45,000	44,437
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	9,000	7,785
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
9.25%, 02/01/15	145,000	150,075
8.00%, 08/01/20	7,000	6,930

		268,125

Health Care Services—1.12%
Express Scripts, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	50,000	51,102
6.25%, 06/15/14	2,525,000	2,760,861
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	190,000	188,870
Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	785,000	792,794
6.13%, 05/15/41(b)	730,000	783,130
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	585,000	579,533
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	15,000	15,244

		5,171,534

Health Care Technology—0.01%
MedAssets, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	45,000	44,325

Homebuilding—0.06%
Beazer Homes USA, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	80,000	59,200
8.13%, 06/15/16	27,000	19,305
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	165,000	131,175
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	52,000	50,310
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	15,000	13,181

		273,171

Hotels, Resorts & Cruise Lines—1.20%
Hyatt Hotels Corp.,
Sr. Unsec. Notes,
5.75%, 08/15/15(b)	2,415,000	2,594,154
6.88%, 08/15/19(b)	120,000	134,543
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	9,800
Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
7.38%, 03/01/20	1,035,000	1,172,784
5.63%, 03/01/21	1,530,000	1,589,288

		5,500,569

Household Products—0.01%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	65,000	63,375

Housewares & Specialties—0.00%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	5,000	5,075

Independent Power Producers & Energy Traders—0.09%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	10,000	10,700
8.00%, 10/15/17	140,000	151,200
AES Gener S.A. (Chile), Sr. Unsec. Notes, 5.25%, 08/15/21(b)	200,000	202,697
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	25,000	25,438

		390,035

Industrial Conglomerates—0.88%
General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	64,425
Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,125,817
Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,101,400
Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	200,000	199,000
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,550,000	1,576,596

		4,067,238

Industrial Machinery—0.65%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	15,000	15,150
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	2,810,000	2,954,838
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	20,000	21,100

		2,991,088

Industrial REIT’s—0.01%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	30,000	31,950

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Integrated Oil & Gas—0.54%
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sec. Loan Participation Notes, 4.95%, 05/23/16(b)	$200,000	$201,125
IPIC GMTN Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	200,000	196,750
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	106,963
Petrobras International Finance Co. (Brazil),
Sr. Unsec. Gtd. Global Notes,
3.88%, 01/27/16	955,000	970,551
5.38%, 01/27/21	645,000	657,411
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	149,997
Petroleos de Venezuela S.A. (Venezuela)-REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	110,000	82,500
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 6.50%, 06/02/41(b)	100,000	109,075

		2,474,372

Integrated Telecommunication Services—0.68%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	13,000	17,603
AT&T, Inc.,
Sr. Unsec. Global Notes,
2.50%, 08/15/15	905,000	932,644
2.95%, 05/15/16	160,000	165,659
4.45%, 05/15/21	85,000	90,102
Indosat Palapa Co. B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.38%, 07/29/20(b)	200,000	214,984
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	10,000	8,900
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	15,000	14,625
7.25%, 10/15/20(b)	20,000	19,400
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.38%, 04/01/19	110,000	112,475
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	10,000	9,600
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	377,207
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	590,000	594,492
Windstream Corp., Sr. Unsec. Notes, 7.50%, 06/01/22(b)	15,000	14,287
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	531,000	544,828

		3,116,806

Internet Retail—0.01%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	45,000	49,050

Internet Software & Services—0.03%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	100,000	102,500
8.13%, 03/01/18	15,000	16,050

		118,550

Investment Banking & Brokerage—2.20%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	1,100,000	1,091,751
E*Trade Financial Corp.,
Sr. Unsec. Notes,
6.75%, 06/01/16	5,000	4,988
7.88%, 12/01/15	75,000	74,813
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.70%, 08/01/15	660,000	635,658
5.13%, 01/15/15	780,000	796,336
5.25%, 07/27/21	1,110,000	1,033,325
Unsec. Sub. Global Notes, 6.75%, 10/01/37	520,000	466,251
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	1,325,000	1,245,500
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	481,127
Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	450,000	411,366
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	955,000	947,847
Sr. Unsec. Notes,
2.88%, 01/24/14	100,000	94,131
3.45%, 11/02/15	2,010,000	1,798,088
5.75%, 01/25/21	985,000	876,241
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	175,378

		10,132,800

Leisure Facilities—0.01%
AMC Entertainment Inc., Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	30,000	27,750
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	24,938

		52,688

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Leisure Products—0.02%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	$70,000	$69,650

Life & Health Insurance—1.47%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	49,688
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	732,760
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,448,743
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	458,440
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	1,839,954
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	550,000	579,782
Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	50,000	50,600
3.88%, 01/14/15	1,405,000	1,465,440
7.38%, 06/15/19	130,000	149,336

		6,774,743

Life Sciences Tools & Services—0.71%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	2,005,000	2,238,656
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	5,000	4,113
PerkinElmer, Inc., Sr. Unsec. Notes, 5.00%, 11/15/21	1,030,000	1,031,661

		3,274,430

Managed Health Care—1.35%
CIGNA Corp.,
Sr. Unsec. Global Notes,
2.75%, 11/15/16	1,235,000	1,221,626
5.38%, 02/15/42	1,730,000	1,643,998
Sr. Unsec. Notes,
4.50%, 03/15/21	180,000	181,098
5.88%, 03/15/41	125,000	127,997
Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	70,000	76,807
UnitedHealth Group, Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,214,690
WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	750,000	762,682

		6,228,898

Marine—0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	2,000	1,525

Mortgage Backed Securities—0.16%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	711,910	729,069

Movies & Entertainment—0.32%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	96,306
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	30,000	31,275
Time Warner, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/41	1,000,000	1,000,757
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	327,175

		1,455,513

Multi-Line Insurance—0.52%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	11,661
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	20,205
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	3,000	2,771
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	75,000	73,500
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	400,000	431,608
Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(Acquired 02/08/11-09/01/11; Cost $318,375)(b)	320,000	276,800
Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	1,460,000	1,527,039
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	28,650

		2,372,234

Office REIT’s—0.15%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	685,067

Office Services & Supplies—0.25%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,000	4,850
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,090,000	1,138,434

		1,143,284

Oil & Gas Drilling—0.21%
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	930,000	942,045

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—0.05%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$82,000	$84,665
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	90,000	89,325
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	77,000	76,615

		250,605

Oil & Gas Exploration & Production—1.01%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	55,947
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	80,000	80,200
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	10,000	10,275
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	115,000	113,850
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,031
6.63%, 08/15/20	71,000	74,106
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	75,000	78,750
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	50,000	53,688
8.25%, 10/01/19	45,000	49,444
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	107,000	98,975
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	60,000	59,700
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	100,000	104,500
Kodiak Oil & Gas Corp. (Canada), Sr. Notes, 8.13%, 12/01/19(b)	7,000	7,105
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	75,000	78,938
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	85,000	89,675
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	192,860
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	340,000	379,157
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	625,000	689,144
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	2,050,625
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	21,315
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	100,000	105,500
8.63%, 10/15/19	5,000	5,425
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	75,000	80,062
SM Energy Co.,
Sr. Unsec. Notes,
6.63%, 02/15/19(b)	15,000	15,075
6.50%, 11/15/21(b)	25,000	24,875
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	75,000	77,906
WPX Energy, Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	35,000	34,125

		4,636,253

Oil & Gas Refining & Marketing—0.02%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	28,000	28,595
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	80,000	75,200

		103,795

Oil & Gas Storage & Transportation—2.25%
Atlas Pipeline Partnerships L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	37,000	38,572
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	66,000	64,680
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	112,000	112,560
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	72,000	75,150
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	150,000	163,417
Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	1,005,000	1,151,255
7.63%, 02/15/12	3,665,000	3,713,549
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	483,012
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	55,000	52,800
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	30,000	30,450
6.50%, 08/15/21	130,000	131,787

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	$35,000	$26,425
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	25,000	26,156
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,290,000	2,511,558
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	80,000	80,800
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	314,637
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,369,009

		10,345,817

Other Diversified Financial Services—4.24%
Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	700,000	630,566
4.50%, 04/01/15	40,000	37,241
6.50%, 08/01/16	10,000	9,712
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	220,000	198,442
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	115,000	120,648
Citigroup, Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	2,145,000	2,225,136
6.13%, 05/15/18	330,000	344,197
Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	25,150
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,510,000	1,526,424
ERAC USA Finance LLC,
Unsec. Gtd. Notes,
2.25%, 01/10/14(b)	2,000,000	2,013,073
5.80%, 10/15/12(b)	300,000	311,559
General Electric Capital Corp.,
Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	27,346
Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	890,000	995,488
Intercorp Retail Trust (Cayman Islands), Sr. Sec. Gtd. Notes, 8.88%, 11/14/18(b)	250,000	254,375
International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	1,915,000	1,931,756
Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	154,806
JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Medium-Term Notes, 0.96%, 02/26/13(e)	40,000	39,999
Sr. Unsec. Global Notes,
3.15%, 07/05/16	750,000	740,140
6.30%, 04/23/19	190,000	209,040
5.60%, 07/15/41	1,825,000	1,914,437
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,325,000	2,283,617
Merrill Lynch & Co. Inc.,-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,523,722
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39%, (Acquired 12/07/04-10/03/06; Cost $1,104,600)(b)(c)(d)	1,110,000	—

		19,516,874

Packaged Foods & Meats—0.64%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	75,000	67,875
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	1,065,000	1,103,004
Kraft Foods, Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	960,000	979,996
5.38%, 02/10/20	460,000	511,043
7.00%, 08/11/37	70,000	88,637
MHP S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.25%, 04/29/15(b)	200,000	185,100

		2,935,655

Paper Packaging—0.00%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	9,625

Paper Products—0.37%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	128,000	124,800
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	20,000	20,800
Fibria Overseas Finance Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.50%, 05/04/20(b)	100,000	100,997
International Paper Co.,
Sr. Unsec. Global Notes,
4.75%, 02/15/22	500,000	506,065
6.00%, 11/15/41	795,000	806,325
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	70,700

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Paper Products—(continued)
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	$40,000	$28,300
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	20,000	20,740

		1,678,727

Pharmaceuticals—0.08%
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	107,500
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	75,000	77,437
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	35,000	35,175
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	45,000	48,150
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	30,000	29,025
6.75%, 08/15/21(b)	100,000	93,000

		390,287

Railroads—0.25%
CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	130,000	154,677
Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	992,021

		1,146,698

Real Estate Services—0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	28,280

Regional Banks—0.63%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	26,000	25,885
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	145,000	140,650
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	443,531
PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,500,000	1,565,207
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	330,000	395,575
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	225,000	217,687
Unsec. Sub. Notes, 7.38%, 12/10/37	10,000	8,200
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	135,000	112,388

		2,909,123

Research & Consulting Services—0.02%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	103,530

Retail REIT’s—0.06%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	281,077

Semiconductor Equipment—0.06%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
7.38%, 05/01/18	52,000	51,870
6.63%, 06/01/21	35,000	32,637
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	100,000	90,750
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	120,000	120,300

		295,557

Semiconductors—0.01%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	57,613

Sovereign Debt—1.75%
Argentina Bonos (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	352,000
Bahrain Government International Bond (Mult. Countries), Sr. Unsec. Bonds, 5.50%, 03/31/20(b)	100,000	93,063
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	290,000	290,913
Dominican Republic International Bond (Mult. Countries),
Sr. Unsec. Bonds, 7.50%, 05/06/21(b)	100,000	100,750
Sr. Unsec. Notes, 9.04%, 01/23/18(b)	65,579	72,792
Guatemala Government Bond (Mult. Countries),
Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	150,000	186,000
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	111,600
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	363,000

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Sovereign Debt—(continued)
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	$200,000	$195,500
Mexico Government International Bond (Mexico)-Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	356,250
Pakistan Government International Bond (Pakistan), Unsec. Bonds, 6.88%, 06/01/17(b)	175,000	133,875
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	199,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	136,000	200,940
Poland Government International Bond (Poland),
Sr. Unsec. Global Notes,
5.13%, 04/21/21	220,000	216,700
5.00%, 03/23/22	210,000	204,487
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 11.75%, 10/05/15(b)	300,000	262,440
Republic of Latvia (Latvia), Sr. Unsec. Notes, 5.25%, 06/16/21(b)	200,000	183,500
Republic of Serbia, Sr. Unsec. Bonds, 6.75%, 11/01/24(b)	65,000	64,513
Russian Foreign Bond (Russia),
Sr. Unsec. Euro Bonds,
3.63%, 04/29/15(b)	1,700,000	1,734,000
5.00%, 04/29/20(b)	600,000	621,600
South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 5.88%, 05/30/22	100,000	113,125
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	150,000	150,000
Turkey Government International Bond (Turkey),
Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	151,313
Sr. Unsec. Global Notes., 6.75%, 05/30/40	100,000	103,625
Unsec. Global Notes, 5.13%, 03/25/22	200,000	192,320
Ukraine Government International Bond (Ukraine),
Sr. Unsec. Notes,
6.75%, 11/14/17(b)	150,000	128,166
7.95%, 02/23/21(b)	200,000	176,000
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	250,000	330,625
Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	600,000	424,211
Vietnam Government International Bond, Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	100,000	100,443
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	251,019

		8,064,270

Specialized Finance—0.69%
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	3,040,796
Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	25,000	25,388
Waha Aerospace B.V. (Netherlands), Unsec. Gtd. Unsub. Bonds, 3.93%, 07/28/20(b)	90,000	92,084

		3,158,268

Specialized REIT’s—1.24%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,096,362
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	70,000	70,525
MPT Operating Partnership L.P. /MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	10,000	10,000
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	19,800
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,473,510
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	50,000	48,278

		5,718,475

Specialty Chemicals—0.05%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	90,000	90,225
LyondellBasell Industries N.V. (Netherlands), Sr. Gtd. Notes, 6.00%, 11/15/21(b)	5,000	5,113
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	100,000	102,937
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	42,000	43,260

		241,535

Specialty Stores—0.02%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	80,000	78,400

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Steel—0.88%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	$15,000	$13,763
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes,
3.75%, 08/05/15	30,000	28,342
5.50%, 03/01/21	280,000	244,707
6.13%, 06/01/18	845,000	821,262
6.75%, 03/01/41	280,000	239,547
7.00%, 10/15/39	1,225,000	1,084,060
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	75,000	69,372
7.00%, 11/01/15(b)	40,000	38,800
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	48,500
Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	730,000	732,900
6.88%, 11/10/39	655,000	735,346

		4,056,599

Systems Software—0.01%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	40,000	34,700

Textiles—0.02%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	100,000	99,750

Tires & Rubber—0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	75,000	78,187
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	5,000	5,325

		83,512

Tobacco—0.42%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	1,936,484

Trading Companies & Distributors—0.04%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	105,000	106,575
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	37,000	38,110
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	30,000	28,950

		173,635

Trucking—0.24%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)	15,000	15,225
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	105,000	102,375
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
7.50%, 10/15/18	10,000	10,025
6.75%, 04/15/19	80,000	78,000
7.38%, 01/15/21	25,000	24,938
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	860,000	881,663

		1,112,226

Wireless Telecommunication Services—1.04%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,249,346
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	430,000	449,128
Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	100,724
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	100,000	83,000
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	147,000	115,395
Crown Castle Towers LLC,
Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(b)	25,000	25,469
4.88%, 08/15/20(b)	1,835,000	1,908,400
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	200,000	196,250
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	80,000	70,600
7.88%, 09/01/18	5,000	4,778
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	100,000	107,375
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	102,000	78,795
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	20,000	20,300
Sr. Unsec. Notes, 11.50%, 11/15/21(b)	15,000	14,325
VimpelCom Holdings B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	200,000	168,500

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services—(continued)
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	$200,000	$171,000

		4,763,385

Total U.S. Dollar Denominated Bonds & Notes (Cost $215,155,362)		218,420,912

U.S. Government Sponsored Mortgage-Backed Securities—32.78%
Collateralized Mortgage Obligations—0.47%
Fannie Mae REMICs,
Series 2003-41, Class 1B, Pass Through Ctfs., 7.00%, 05/25/33	40,968	7,642
Series 2003-64, Class JI, Pass Through Ctfs., 6.00%, 07/25/33	75,779	11,779
Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	259,305	262,578
FDIC Structured Sale Gtd. Notes,-Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.80%, 02/25/48(b)(e)	1,221,683	1,222,895
Freddie Mac REMICS,
Series 2575, Class KA, Pass Through Ctfs., 5.00%, 11/15/17	147,866	153,120
Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	503,756	505,297

		2,163,311

Federal Home Loan Mortgage Corp. (FHLMC)—18.41%
Pass Through Ctfs.,
6.00%, 08/01/14 to 02/01/34	976,973	1,078,827
5.50%, 05/01/16 to 07/01/40	11,187,222	12,117,291
6.50%, 05/01/16 to 09/01/36	2,747,740	3,111,459
7.00%, 06/01/16 to 10/01/34	3,453,215	3,991,969
7.50%, 04/01/17 to 05/01/35	1,509,773	1,791,118
3.50%, 08/01/26	3,406,659	3,567,607
8.50%, 08/01/31	143,386	176,106
8.00%, 08/01/32	120,574	146,054
5.00%, 07/01/34 to 06/01/40	7,790,888	8,352,943
4.00%, 12/01/41	10,000,000	10,404,687
Pass Through Ctfs., ARM,
5.89%, 12/01/36(e)	487,098	514,186
6.06%, 02/01/37(e)	170,764	180,214
5.54%, 05/01/37(e)	666,710	710,249
Pass Through Ctfs., TBA,
4.50%, 12/01/41(h)	18,205,000	19,172,141
5.00%, 12/01/41(h)	8,050,000	8,608,471
5.50%, 12/01/41(h)	2,000,000	2,158,438
6.00%, 12/01/41(h)	7,850,000	8,572,447

		84,654,207

Federal National Mortgage Association (FNMA)—12.61%
Pass Through Ctfs.,
7.50%, 11/01/15 to 08/01/37	2,002,420	2,360,597
7.00%, 12/01/15 to 02/01/34	1,842,121	2,100,964
6.50%, 05/01/16 to 01/01/37	789,305	894,215
6.00%, 05/01/17 to 10/01/39	556,332	610,833
5.00%, 03/01/18 to 12/01/39	5,111,919	5,509,162
5.50%, 11/01/18 to 06/01/40	3,204,229	3,487,517
8.00%, 08/01/21 to 04/01/33	279,744	336,954
9.50%, 04/01/30	74,930	90,104
8.50%, 10/01/32	230,941	283,862
Pass Through Ctfs., ARM,
2.41%, 05/01/35(e)	1,073,614	1,130,606
5.66%, 01/01/37(e)	462,492	487,831
5.44%, 03/01/38(e)	258,922	276,724
Pass Through Ctfs., TBA,
4.00%, 12/01/26 to 12/01/41(h)	18,285,000	19,114,708
4.50%, 12/01/26(h)	5,250,000	5,583,867
5.00%, 12/01/26 to 12/01/41(h)	6,445,000	6,916,345
6.00%, 12/01/41(h)	8,000,000	8,770,002

		57,954,291

Government National Mortgage Association (GNMA)—1.29%
Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32	74,374	86,421
9.00%, 07/15/24 to 10/15/24	27,058	32,362
8.50%, 02/15/25	8,139	8,391
8.00%, 08/15/25 to 11/15/29	125,903	147,085
6.56%, 01/15/27	181,201	206,155
7.00%, 04/15/28 to 09/15/32	649,090	755,235
6.00%, 11/15/28 to 02/15/33	252,863	286,250
6.50%, 01/15/29 to 09/15/34	384,674	443,368
5.50%, 06/15/35	367,466	412,354
5.00%, 07/15/35 to 08/15/35	236,858	261,926
Pass Through Ctfs., ARM,
2.38%, 01/20/25 to 05/20/25(e)	116,308	120,726
3.00%, 06/20/25(e)	12,318	12,825
Pass Through Ctfs., TBA,
4.50%, 12/01/41(h)	2,925,000	3,175,910

		5,949,008

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $148,111,802)		150,720,817

U.S. Treasury Securities—17.02%
U.S. Treasury Bills—0.09%
0.10%, 11/15/12(i)(j)	430,000	429,557

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

U.S. Treasury Notes—14.11%
4.50%, 04/30/12	$11,200,000	$11,403,112
1.88%, 02/28/14	8,010,000	8,291,602
2.25%, 05/31/14	19,595,000	20,522,701
2.63%, 07/31/14	4,300,000	4,558,672
2.38%, 10/31/14	1,875,000	1,982,520
2.13%, 11/30/14	625,000	656,836
2.63%, 12/31/14	2,000,000	2,134,375
1.25%, 08/31/15	350,000	358,641
2.00%, 04/30/16	1,000,000	1,053,437
1.75%, 05/31/16	2,150,000	2,240,031
1.00%, 08/31/16	4,000,000	4,021,875
1.00%, 10/31/16	3,000,000	3,010,781
2.75%, 05/31/17	400,000	435,250
3.63%, 08/15/19	100,000	114,312
2.13%, 08/15/21	4,000,000	4,028,125
3.88%, 08/15/40	50,000	58,039

		64,870,309

U.S. Treasury Bonds—2.82%
6.25%, 05/15/30	2,000,000	3,021,562
5.38%, 02/15/31	2,505,000	3,480,384
3.50%, 02/15/39	940,000	1,024,013
4.25%, 05/15/39	20,000	24,672
4.50%, 08/15/39	1,405,000	1,801,913
4.75%, 02/15/41	2,500,000	3,340,625
4.38%, 05/15/41	200,000	252,500

		12,945,669

Total U.S. Treasury Securities (Cost $74,071,077)		78,245,535

Asset-Backed Securities—15.43%
ARI Fleet Lease Trust-Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.70%, 08/15/18(b)(e)	157,614	158,393
Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	40,000	41,206
Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(e)	64,829	65,642
Banc of America Mortgage Securities Inc.-Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.16%, 01/25/36(e)	1,372,701	1,057,232
Bear Stearns Adjustable Rate Mortgage Trust-Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.44%, 08/25/33(e)	1,010,456	965,806
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	1,870,000	1,871,982
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,405,000	1,528,179
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,874,206
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(e)	45,000	48,752
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(e)	2,948,000	3,259,733
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(e)	34,035	35,769
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	835,355	866,229
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,040,000	3,390,784
Chase Issuance Trust-Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,661,338
Citibank Credit Card Issuance Trust-Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	3,050,000	3,102,018
Citigroup Commercial Mortgage Trust-Series 2006-C4, Class A3, Variable Rate Pass Through Ctfs., 5.92%, 03/15/49(e)	625,000	691,183
Citigroup Mortgage Loan Trust, Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.27%, 08/25/34(e)	3,117,611	2,949,210
Commercial Mortgage Trust-Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.75%, 07/16/34(b)(e)	915	915
Countrywide Asset-Backed Ctfs.
Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.94%, 06/25/33(e)	286,225	200,988
Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	503,593	494,386
Countrywide Home Loan Mortgage Pass Through Trust-Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,820,000	1,477,748
Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(e)	1,428,789	1,350,729
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	731,867	755,653
DBUBS Mortgage Trust-Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.73%, 11/10/46(b)(e)	2,000,000	1,834,394

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Discover Card Master Trust-Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.84%, 09/15/15(e)	$1,175,000	$1,183,475
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	749,008	703,040
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	682,743	467,599
GE Capital Credit Card Master Note Trust-Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	71,388
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,760,000	2,941,427
Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(e)	600,000	541,485
Harborview Mortgage Loan Trust-Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.70%, 06/20/35(e)	64,322	41,005
JP Morgan Chase Commercial Mortgage Securities Corp.-Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	938,658
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	845,132
Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	11,398	11,412
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	3,000,000	3,245,553
Series 2006-C1, Class A4, Pass Through Ctfs., 5.16%, 02/15/31	845,000	926,777
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	322,868
Lehman Mortgage Trust-Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	895,892	809,408
Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	10,521	10,546
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(e)	35,000	38,598
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,638,000	2,885,022
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	756,924	779,009
Provident Bank Home Equity Loan Trust-Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.80%, 08/25/31(e)	449,765	236,419
RBSCF Trust-Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(e)	3,600,000	3,775,561
Renaissance Home Equity Loan Trust-Series 2007-2, Class AV1, Floating Rate Pass Through Ctfs., 0.37%, 06/25/37(e)	9,577	9,454
Santander Drive Auto Receivables Trust,-Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,542,591
Specialty Underwriting & Residential Finance-Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.53%, 05/25/35(e)	41,645	32,599
Structured Adjustable Rate Mortgage Loan Trust-Series 2007-3, Class 4A2, Variable Rate Pass Through Ctfs., 5.35%, 04/25/47(e)	1,100,000	520,571
Structured Asset Investment Loan Trust-Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 1.00%, 11/25/33(e)	47,735	41,534
Suntrust Alternative Loan Trust-Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	1,003,911	648,753
TIAA Seasoned Commercial Mortgage Trust,-Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 08/15/39(e)	404,190	411,066
USAA Auto Owner Trust-Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	110,248	110,366
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,986,961
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(e)	1,520,000	1,670,661
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(e)	1,680,000	1,811,227
Wachovia Bank Commercial Mortgage Trust,-Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(e)	1,515,000	1,467,512
WaMu Mortgage Pass Through Ctfs.,
Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(e)	2,356,647	2,221,358
Series 2005-AR10, Class 1A3, Variable Rate Pass Through Ctfs., 2.51%, 09/25/35(e)	525,000	356,876
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount		Value

Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.72%, 07/25/34(e)		$1,328,470	$1,329,085
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.63%, 12/25/34(e)		2,576,227	2,337,847

Total Asset-Backed Securities (Cost $64,348,598)			70,955,318

U.S. Government Sponsored Agency Securities—1.06%
Federal Home Loan Mortgage Corp. (FHLMC)—1.06%
Sr. Unsec. Global Notes,
5.50%, 08/23/17		2,740,000	3,342,450
6.25%, 07/15/32		1,080,000	1,542,794

Total U.S. Government Sponsored Agency Securities (Cost $4,163,073)			4,885,244

Non-U.S. Dollar Denominated Bonds & Notes—0.44%(k)
Brazil—0.02%
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	150,000	88,126

Canada—0.01%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	49,000	48,524

Colombia—0.05%
Colombia Government International Bond, Sr. Unsec. Global Bonds, 7.75%, 04/14/21	COP	413,000,000	244,595

Ireland—0.05%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	115,239
RusHydro JSC via RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	2,800,000	85,917

			201,156

Italy—0.01%
Lottomatica SpA, REGS, Jr. Unsec. Sub. Bonds, 8.25%, 03/31/66(b)	EUR	50,000	50,060

Luxembourg—0.05%
Cirsa Funding Luxembourg S.A., REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	50,000	51,656
Codere Finance Luxembourg S.A., REGS, Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	50,000	59,468
Sunrise Communications Holdings S.A., REGS, Sr. Sec. Gtd. Euro Medium-Term Notes, 8.50%, 12/31/18(b)	EUR	100,000	131,702

			242,826

Mexico—0.07%
Mexican Bonos,
Series M, Bonds, 8.00%, 06/11/20	MXN	2,000,000	165,683
Series M10, Bonds, 7.75%, 12/14/17	MXN	350,000	28,756
Series M20, Bonds, 10.00%, 12/05/24	MXN	1,300,000	124,534

			318,973

Netherlands—0.05%
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	125,318
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	75,000	98,273

			223,591

Peru—0.02%
Peruvian Government International Bond, Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	91,818

South Korea—0.02%
Export-Import Bank of Korea, Sr. Unsec. Notes, 4.00%, 11/26/15(b)	PHP	3,300,000	74,065

United Kingdom—0.04%
EC Finance PLC, REGS, Sr. Sec. Gtd. Euro Notes, 9.75%, 08/01/17(b)	EUR	50,000	50,396
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	145,170

			195,566

United States—0.05%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	100,000	84,666
Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	162,151

			246,817

Total Non-U.S. Dollar Denominated Bonds & Notes(Cost $2,278,886)			2,026,117

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Municipal Obligations—0.35%
Georgia (State of) Municipal Electric Authority;
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$1,000,000	$1,035,240
Series 2010, Build America RB, 6.66%, 04/01/57	550,000	565,362

Total Municipal Obligations (Cost $1,550,000)		1,600,602

	Shares

Preferred Stocks—0.03%
Consumer Finance—0.01%
Ally Financial, Inc.,
Series A, 8.50% Variable Rate Pfd. (e)	510	8,848
Series G, 7.00% Pfd. (b)	4	2,803
GMAC Capital Trust I-Series 2, 8.13% Pfd.	555	10,545

		22,196

Industrial REIT’s—0.00%
DuPont Fabros Technology, Inc.-Series B, 7.63% Pfd.	200	4,902

Regional Banks—0.02%
PNC Financial Services Group, Inc.-Series O, 6.75% Jr. Unsec. Sub. Variable Rate Pfd.(e)	20,000	19,500
Zions Bancorp.-Series C, 9.50% Pfd.	2,600	65,624

		85,124

Tires & Rubber—0.00%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	165	7,984

Total Preferred Stocks (Cost $130,469)		120,206

Money Market Funds—4.61%
Liquid Assets Portfolio — Institutional Class (m)	10,606,911	10,606,911
Premier Portfolio — Institutional Class (m)	10,606,910	10,606,910

Total Money Market Funds (Cost $21,213,821)		21,213,821

TOTAL INVESTMENTS—119.22% (Cost $531,023,088)		548,188,572

OTHER ASSETS LESS LIABILITIES—(19.22%)		(88,394,728)

NET ASSETS—100.00%		$459,793,844

Investment Abbreviations:

ARM	—	Adjustable Rate Mortgage

BRL	—	Brazilian Real

CAD	—	Canadian Dollar

Conv.	—	Convertible

COP	—	Colombian Peso

Ctfs.	—	Certificates

Deb.	—	Debentures

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

MXN	—	Mexican Peso

PEN	—	Peru Nuevo Sol

Pfd.	—	Preferred

PHP	—	Philippine Peso

PIK	—	Payment in Kind

RB	—	Revenue Bonds

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

REMICS	—	Real Estate Mortgage Investment Conduits

RUB	—	Russian Rouble

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

TBA	—	To Be Announced

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $79,350,884, which represented 17.26% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $78,225, which represented 0.02% of the Fund’s Net Assets

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(k)	Foreign denominated security. Principal amount is denominated in currency indicated.

(l)	Non-income producing security.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Core Plus Bond Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. Forward commitment transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on
Invesco Core Plus Bond Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized
Invesco Core Plus Bond Fund

H.	Futures Contracts — (continued)
as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$21,311,724	$22,303	$—	$21,334,027
U.S. Treasury Securities	—	78,245,535	—	78,245,535
U.S. Government Sponsored Securities	—	155,606,061	—	155,606,061
Corporate Debt Securities	—	212,382,759	—	212,382,759
Asset-Backed Securities	—	70,955,318	—	70,955,318
Municipal Obligations	—	1,600,602	—	1,600,602
Foreign Government Debt Securities	—	8,064,270	—	8,064,270

	$21,311,724	$526,876,848	$—	$548,188,572

Foreign Currency Contracts*		24,630	—	24,630
Futures*	(178,697)	—	—	(178,697)

Total Investments	$21,133,027	$526,901,478	$—	$548,034,505

*	Unrealized appreciation (depreciation).
Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/12	RBC Capital Markets Corp.	EUR	567,000	USD	780,600	$762,477	$18,123
02/17/12	Morgan Stanley	GBP	98,000	USD	155,181	153,690	1,491

Total open foreign currency contracts							$19,614

Closed Foreign Currency Contracts

Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

02/09/12	RBC Capital Markets Corp.	USD	30,000	EUR	41,302	$40,626	$676
02/09/12	RBC Capital Markets Corp.	USD	86,000	EUR	118,398	114,362	4,036
02/09/12	RBC Capital Markets Corp.	USD	7,000	EUR	9,637	9,333	304

Total closed foreign currency contracts							$5,016

Total foreign currency contracts							$24,630

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Ultra Bond	61	March-2012	$9,481,688	$(178,362)
U.S. 5 Year Notes	4	March-2012	490,563	249

Subtotal			$9,972,251	$(178,113)

Short Contracts
U.S. 10 Year Treasury	278	March-2012	$35,957,563	$(584)

Total			$45,929,814	$(178,697)

Invesco Core Plus Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $352,805,737 and $358,532,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,416,400

Aggregate unrealized (depreciation) of investment securities	(6,945,389)

Net unrealized appreciation of investment securities	$16,471,011

Cost of investments for tax purposes is $531,717,561.
Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-EWSP-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.00%
Advertising—0.43%
Interpublic Group of Cos., Inc. (The)	248,164	$2,327,778
Omnicom Group Inc.	49,607	2,141,534

		4,469,312

Aerospace & Defense—2.62%
Boeing Co. (The)	30,213	2,075,331
General Dynamics Corp.	32,596	2,153,292
Goodrich Corp.	21,265	2,594,543
Honeywell International, Inc.	41,913	2,269,589
L-3 Communications Holdings, Inc.	29,408	1,949,750
Lockheed Martin Corp.	25,981	2,030,415
Northrop Grumman Corp.	36,033	2,056,403
Precision Castparts Corp.	11,518	1,897,590
Raytheon Co.	46,887	2,136,641
Rockwell Collins, Inc.	35,142	1,929,296
Textron Inc.	106,031	2,060,182
United Technologies Corp.	26,163	2,004,086
XYLEM Inc.	74,974	1,791,879

		26,948,997

Agricultural Products—0.20%
Archer-Daniels-Midland Co.	69,020	2,078,882

Air Freight & Logistics—0.79%
C.H. Robinson Worldwide, Inc.	28,090	1,924,446
Expeditors International of Washington, Inc.	44,560	1,938,806
FedEx Corp.	25,855	2,148,033
United Parcel Service, Inc. -Class B	29,664	2,128,392

		8,139,677

Airlines—0.18%
Southwest Airlines Co.	220,221	1,845,452

Aluminum—0.16%
Alcoa Inc.	165,028	1,653,581

Apparel Retail—1.17%
Abercrombie & Fitch Co. -Class A	29,002	1,389,486
Gap, Inc. (The)	115,925	2,166,638
Limited Brands, Inc.	49,041	2,075,905
Ross Stores, Inc.	24,486	2,181,458
TJX Cos., Inc.	34,503	2,128,835
Urban Outfitters, Inc. (b)	79,556	2,146,421

		12,088,743

Apparel, Accessories & Luxury Goods—0.60%
Coach, Inc.	33,204	2,078,238
Ralph Lauren Corp.	13,403	1,901,350
VF Corp.	15,843	2,197,266

		6,176,854

Application Software—1.22%
Adobe Systems Inc. (b)	77,404	2,122,418
Autodesk, Inc. (b)	67,075	2,285,245
Citrix Systems, Inc. (b)	33,917	2,421,334
Compuware Corp. (b)	232,945	1,924,126
Intuit Inc.	40,060	2,132,794
Salesforce.com, Inc. (b)	14,464	1,712,827

		12,598,744

Asset Management & Custody Banks—1.92%
Ameriprise Financial, Inc.	43,829	2,012,189
Bank of New York Mellon Corp. (The)	93,442	1,818,381
BlackRock, Inc.	12,278	2,112,307
Federated Investors, Inc. -Class B	111,288	1,766,141
Franklin Resources, Inc.	16,553	1,668,874
Invesco Ltd. (c)	105,804	2,142,531
Legg Mason, Inc.	68,517	1,817,756
Northern Trust Corp.	53,388	2,008,990
State Street Corp.	57,373	2,274,840
T. Rowe Price Group Inc.	37,249	2,114,253

		19,736,262

Auto Parts & Equipment—0.20%
Johnson Controls, Inc.	65,431	2,059,768

Automobile Manufacturers—0.19%
Ford Motor Co. (b)	186,005	1,971,653

Automotive Retail—0.77%
AutoNation, Inc. (b)	52,987	1,913,360
AutoZone, Inc. (b)	5,963	1,958,130
CarMax, Inc. (b)	67,235	1,933,679
O’Reilly Automotive, Inc. (b)	27,766	2,144,646

		7,949,815

Biotechnology—0.80%
Amgen Inc.	34,832	2,017,121
Biogen Idec Inc. (b)	19,579	2,250,606
Celgene Corp. (b)	32,361	2,041,332
Gilead Sciences, Inc. (b)	48,883	1,947,988

		8,257,047

Brewers—0.18%
Molson Coors Brewing Co. -Class B	46,142	1,872,904

Broadcasting—0.59%
CBS Corp. -Class B	81,627	2,125,567
Discovery Communications, Inc. -Class A (b)	49,187	2,064,870
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—(continued)
Scripps Networks Interactive -Class A	46,229	$1,840,839

		6,031,276

Building Products—0.23%
Masco Corp.	247,852	2,374,422

Cable & Satellite—0.74%
Cablevision Systems Corp. -Class A	110,603	1,659,045
Comcast Corp. -Class A	86,110	1,952,114
DIRECTV -Class A (b)	45,203	2,134,486
Time Warner Cable, Inc.	30,084	1,819,480

		7,565,125

Casinos & Gaming—0.37%
International Game Technology	128,857	2,198,300
Wynn Resorts Ltd.	12,985	1,565,472

		3,763,772

Coal & Consumable Fuels—0.50%
Alpha Natural Resources, Inc. (b)	66,354	1,592,496
CONSOL Energy Inc.	45,853	1,909,319
Peabody Energy Corp.	42,859	1,681,358

		5,183,173

Commercial Printing—0.19%
R. R. Donnelley & Sons Co.	132,132	1,984,623

Communications Equipment—1.78%
Cisco Systems, Inc.	118,856	2,215,476
F5 Networks, Inc. (b)	23,594	2,666,830
Harris Corp.	48,511	1,726,992
JDS Uniphase Corp. (b)	149,085	1,636,953
Juniper Networks, Inc. (b)	98,033	2,226,329
Motorola Mobility Holdings Inc. (b)	52,189	2,035,371
Motorola Solutions, Inc.	44,083	2,057,354
QUALCOMM, Inc.	36,668	2,009,406
Tellabs, Inc.	440,934	1,750,508

		18,325,219

Computer & Electronics Retail—0.38%
Best Buy Co., Inc.	77,678	2,104,297
GameStop Corp. -Class A (b)	79,364	1,834,896

		3,939,193

Computer Hardware—0.61%
Apple Inc. (b)	4,932	1,885,010
Dell, Inc. (b)	129,959	2,048,154
Hewlett-Packard Co.	83,951	2,346,431

		6,279,595

Computer Storage & Peripherals—0.99%
EMC Corp. (b)	86,791	1,997,061
Lexmark International, Inc. -Class A (b)	62,730	2,098,946
NetApp, Inc. (b)	52,272	1,925,178
SanDisk Corp. (b)	46,175	2,276,889
Western Digital Corp. (b)	65,692	1,909,666

		10,207,740

Construction & Engineering—0.60%
Fluor Corp.	32,612	1,787,790
Jacobs Engineering Group, Inc. (b)	54,060	2,245,652
Quanta Services, Inc. (b)	104,905	2,159,994

		6,193,436

Construction & Farm Machinery & Heavy Trucks—1.02%
Caterpillar Inc.	22,995	2,250,751
Cummins Inc.	20,189	1,944,806
Deere & Co.	25,318	2,006,451
Joy Global Inc.	24,267	2,215,092
PACCAR Inc.	51,847	2,103,433

		10,520,533

Construction Materials—0.19%
Vulcan Materials Co.	59,535	1,931,315

Consumer Electronics—0.23%
Harman International Industries, Inc.	58,219	2,404,445

Consumer Finance—0.74%
American Express Co.	39,413	1,893,401
Capital One Financial Corp.	45,971	2,053,065
Discover Financial Services	74,626	1,777,591
SLM Corp.	146,541	1,887,448

		7,611,505

Data Processing & Outsourced Services—1.76%
Automatic Data Processing, Inc.	38,915	1,988,167
Computer Sciences Corp.	67,464	1,648,145
Fidelity National Information Services, Inc.	74,513	1,795,018
Fiserv, Inc. (b)	36,251	2,090,233
MasterCard, Inc. -Class A	5,693	2,132,313
Paychex, Inc.	72,945	2,123,429
Total System Services, Inc.	108,003	2,164,380
Visa Inc. -Class A	21,742	2,108,322
Western Union Co. (The)	119,865	2,090,446

		18,140,453

Department Stores—1.03%
JC Penney Co., Inc.	70,548	2,260,358
Kohl’s Corp.	41,587	2,237,381
Macy’s, Inc.	71,210	2,302,219
Nordstrom, Inc.	41,248	1,867,709
Sears Holdings Corp. (b)	32,345	1,951,374

		10,619,041

Distillers & Vintners—0.64%
Beam, Inc.	44,377	2,330,680
Brown-Forman Corp. -Class B	28,022	2,236,436
Constellation Brands, Inc. -Class A (b)	103,206	2,009,421

		6,576,537

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Distributors—0.21%
Genuine Parts Co.	37,362	$2,185,677

Diversified Banks—0.60%
Comerica Inc.	79,237	1,998,357
U.S. Bancorp	81,932	2,123,677
Wells Fargo & Co.	79,173	2,047,414

		6,169,448

Diversified Chemicals—1.00%
Dow Chemical Co. (The)	69,800	1,934,158
E. I. du Pont de Nemours and Co.	41,922	2,000,518
Eastman Chemical Co.	51,819	2,053,069
FMC Corp.	25,590	2,147,513
PPG Industries, Inc.	25,118	2,204,104

		10,339,362

Diversified Metals & Mining—0.37%
Freeport-McMoRan Copper & Gold Inc.	47,496	1,880,841
Titanium Metals Corp. (b)	123,153	1,918,724

		3,799,565

Diversified REIT’s—0.17%
Vornado Realty Trust	22,966	1,709,819

Diversified Support Services—0.36%
Cintas Corp.	62,730	1,906,992
Iron Mountain Inc.	58,651	1,781,231

		3,688,223

Drug Retail—0.38%
CVS Caremark Corp.	54,538	2,118,256
Walgreen Co.	53,446	1,802,199

		3,920,455

Education Services—0.36%
Apollo Group, Inc. -Class A (b)	41,798	2,026,367
DeVry, Inc.	47,325	1,633,186

		3,659,553

Electric Utilities—2.59%
American Electric Power Co., Inc.	52,648	2,089,073
Duke Energy Corp.	100,939	2,104,578
Edison International	52,313	2,056,424
Entergy Corp.	30,111	2,118,610
Exelon Corp.	45,484	2,015,396
FirstEnergy Corp.	43,481	1,933,600
NextEra Energy, Inc.	35,733	1,981,037
Northeast Utilities	57,340	1,984,537
Pepco Holdings, Inc.	102,937	2,036,094
Pinnacle West Capital Corp.	44,681	2,118,326
PPL Corp.	68,589	2,059,042
Progress Energy, Inc.	39,015	2,121,636
Southern Co. (The)	46,381	2,036,590

		26,654,943

Electrical Components & Equipment—0.85%
Cooper Industries PLC (Ireland)	33,075	1,836,655
Emerson Electric Co.	43,187	2,256,521
Rockwell Automation, Inc.	33,204	2,491,296
Roper Industries, Inc.	26,001	2,215,025

		8,799,497

Electronic Components—0.38%
Amphenol Corp. -Class A	44,440	2,014,465
Corning Inc.	141,705	1,880,426

		3,894,891

Electronic Equipment & Instruments—0.19%
FLIR Systems, Inc.	71,030	1,907,866

Electronic Manufacturing Services—0.62%
Jabil Circuit, Inc.	111,855	2,267,301
Molex Inc.	90,613	2,259,888
TE Connectivity Ltd. (b)	57,952	1,837,658

		6,364,847

Environmental & Facilities Services—0.56%
Republic Services, Inc.	68,494	1,880,160
Stericycle, Inc. (b)	23,538	1,907,049
Waste Management, Inc.	61,711	1,931,554

		5,718,763

Fertilizers & Agricultural Chemicals—0.53%
CF Industries Holdings, Inc.	11,277	1,576,525
Monsanto Co.	28,312	2,079,516
Mosaic Co. (The)	34,330	1,811,251

		5,467,292

Food Distributors—0.20%
Sysco Corp.	72,093	2,057,534

Food Retail—0.79%
Kroger Co. (The)	88,226	2,045,078
Safeway Inc.	111,603	2,232,060
SUPERVALU Inc.	256,877	1,888,046
Whole Foods Market, Inc.	28,607	1,948,137

		8,113,321

Footwear—0.21%
NIKE, Inc. -Class B	22,004	2,116,345

Gas Utilities—0.43%
Nicor Inc.	35,765	2,007,132
ONEOK, Inc.	28,934	2,406,151

		4,413,283

General Merchandise Stores—0.63%
Big Lots, Inc. (b)	58,843	2,360,193
Family Dollar Stores, Inc.	36,970	2,196,757
Target Corp.	37,511	1,976,830

		6,533,780

Gold—0.20%
Newmont Mining Corp.	30,056	2,070,257

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Distributors—0.78%
AmerisourceBergen Corp.	50,251	$1,866,825
Cardinal Health, Inc.	45,811	1,945,135
McKesson Corp.	25,777	2,095,928
Patterson Cos. Inc.	70,473	2,126,170

		8,034,058

Health Care Equipment—2.42%
Baxter International Inc.	34,856	1,800,661
Becton, Dickinson and Co.	25,570	1,886,554
Boston Scientific Corp. (b)	302,509	1,784,803
C.R. Bard, Inc.	21,555	1,879,380
CareFusion Corp. (b)	79,910	1,980,170
Covidien PLC (Ireland)	40,847	1,860,581
Edwards Lifesciences Corp. (b)	25,600	1,690,368
Intuitive Surgical, Inc. (b)	5,057	2,195,800
Medtronic, Inc.	56,407	2,054,907
St. Jude Medical, Inc.	45,338	1,742,793
Stryker Corp.	40,036	1,954,958
Varian Medical Systems, Inc. (b)	36,661	2,281,414
Zimmer Holdings, Inc. (b)	34,691	1,753,630

		24,866,019

Health Care Facilities—0.19%
Tenet Healthcare Corp. (b)	412,397	1,917,646

Health Care Services—1.06%
DaVita, Inc. (b)	27,077	2,062,726
Express Scripts, Inc. (b)	47,841	2,183,942
Laboratory Corp. of America Holdings (b)	23,679	2,029,764
Medco Health Solutions, Inc. (b)	39,311	2,227,754
Quest Diagnostics Inc.	40,240	2,360,478

		10,864,664

Health Care Supplies—0.20%
DENTSPLY International Inc.	57,224	2,066,359

Health Care Technology—0.17%
Cerner Corp. (b)	29,134	1,776,591

Home Entertainment Software—0.19%
Electronic Arts Inc. (b)	85,848	1,990,815

Home Furnishings—0.20%
Leggett & Platt, Inc.	91,622	2,050,500

Home Improvement Retail—0.44%
Home Depot, Inc. (The)	57,075	2,238,482
Lowe’s Cos., Inc.	96,927	2,327,217

		4,565,699

Homebuilding—0.76%
D.R. Horton, Inc.	204,703	2,438,013
Lennar Corp. -Class A	143,143	2,635,263
PulteGroup Inc. (b)	442,911	2,706,186

		7,779,462

Homefurnishing Retail—0.19%
Bed Bath & Beyond Inc. (b)	32,955	1,994,107

Hotels, Resorts & Cruise Lines—0.82%
Carnival Corp.	58,931	1,956,509
Marriott International Inc. -Class A	71,768	2,197,536
Starwood Hotels & Resorts Worldwide, Inc.	43,453	2,071,839
Wyndham Worldwide Corp.	61,442	2,178,119

		8,404,003

Household Appliances—0.18%
Whirlpool Corp.	36,853	1,808,008

Household Products—0.76%
Clorox Co. (The)	28,434	1,847,073
Colgate-Palmolive Co.	21,095	1,930,192
Kimberly-Clark Corp.	28,308	2,023,173
Procter & Gamble Co. (The)	30,706	1,982,686

		7,783,124

Housewares & Specialties—0.23%
Newell Rubbermaid Inc.	152,069	2,326,656

Human Resource & Employment Services—0.22%
Robert Half International, Inc.	87,021	2,305,186

Hypermarkets & Super Centers—0.41%
Costco Wholesale Corp.	23,448	2,000,115
Wal-Mart Stores, Inc.	37,518	2,209,810

		4,209,925

Independent Power Producers & Energy Traders—0.57%
AES Corp. (The) (b)	178,606	2,157,561
Constellation Energy Group Inc.	50,495	2,027,879
NRG Energy, Inc. (b)	84,274	1,658,512

		5,843,952

Industrial Conglomerates—0.79%
3M Co.	24,529	1,987,830
Danaher Corp.	42,999	2,080,292
General Electric Co.	120,966	1,924,569
Tyco International Ltd.	45,203	2,167,936

		8,160,627

Industrial Gases—0.61%
Air Products & Chemicals, Inc.	23,984	2,008,660
Airgas, Inc.	29,965	2,305,807
Praxair, Inc.	19,594	1,998,588

		6,313,055

Industrial Machinery—1.88%
Dover Corp.	37,740	2,074,568
Eaton Corp.	49,707	2,232,341
Flowserve Corp.	22,257	2,287,352
Illinois Tool Works Inc.	43,520	1,977,549
Ingersoll-Rand PLC (Ireland)	55,332	1,832,596
Pall Corp.	44,044	2,399,957
Parker Hannifin Corp.	28,190	2,333,568
Snap-On Inc.	38,133	1,956,223
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery—(continued)
Stanley Black & Decker Inc.	34,819	$2,278,207

		19,372,361

Industrial REIT’s—0.19%
Prologis, Inc.	69,751	1,940,473

Insurance Brokers—0.40%
Aon Corp.	44,874	2,062,858
Marsh & McLennan Cos., Inc.	69,141	2,087,367

		4,150,225

Integrated Oil & Gas—1.23%
Chevron Corp.	19,826	2,038,509
ConocoPhillips	29,355	2,093,599
Exxon Mobil Corp.	26,496	2,131,338
Hess Corp.	32,061	1,930,714
Murphy Oil Corp.	37,834	2,115,677
Occidental Petroleum Corp.	23,707	2,344,622

		12,654,459

Integrated Telecommunication Services—0.92%
AT&T Inc.	68,257	1,978,088
CenturyLink Inc.	56,487	2,119,392
Frontier Communications Corp.	277,832	1,589,199
Verizon Communications, Inc.	53,795	2,029,685
Windstream Corp.	153,130	1,800,809

		9,517,173

Internet Retail—0.59%
Amazon.com, Inc. (b)	8,254	1,587,162
Expedia, Inc.	66,735	1,856,234
Netflix Inc. (b)	12,728	821,338
Priceline.com Inc. (b)	3,759	1,826,460

		6,091,194

Internet Software & Services—1.20%
Akamai Technologies, Inc. (b)	86,944	2,513,551
eBay, Inc. (b)	58,633	1,734,951
Google Inc. -Class A (b)	3,613	2,165,596
Monster Worldwide, Inc. (b)	216,836	1,585,071
VeriSign, Inc.	68,116	2,287,335
Yahoo! Inc. (b)	131,956	2,073,029

		12,359,533

Investment Banking & Brokerage—0.68%
Charles Schwab Corp. (The)	160,080	1,914,557
E*TRADE Financial Corp. (b)	169,852	1,559,241
Goldman Sachs Group, Inc. (The)	18,376	1,761,523
Morgan Stanley	120,084	1,776,043

		7,011,364

IT Consulting & Other Services—0.98%
Accenture PLC -Class A (Ireland)	35,902	2,079,803
Cognizant Technology Solutions Corp. -Class A (b)	30,278	2,039,223
International Business Machines Corp.	11,418	2,146,584
SAIC, Inc. (b)	151,952	1,831,022
Teradata Corp. (b)	37,589	2,038,451

		10,135,083

Leisure Products—0.40%
Hasbro, Inc.	54,841	1,963,856
Mattel, Inc.	72,999	2,103,101

		4,066,957

Life & Health Insurance—1.39%
Aflac, Inc.	54,373	2,361,963
Lincoln National Corp.	102,884	2,076,199
MetLife, Inc.	59,787	1,882,095
Principal Financial Group, Inc.	77,495	1,869,954
Prudential Financial, Inc.	38,393	1,944,222
Torchmark Corp.	53,144	2,263,403
Unum Group	85,292	1,919,923

		14,317,759

Life Sciences Tools & Services—0.91%
Agilent Technologies, Inc. (b)	54,328	2,037,300
Life Technologies Corp. (b)	48,594	1,882,046
PerkinElmer, Inc.	93,886	1,776,323
Thermo Fisher Scientific, Inc. (b)	36,238	1,712,245
Waters Corp. (b)	23,963	1,917,040

		9,324,954

Managed Health Care—1.16%
Aetna Inc.	47,565	1,989,168
CIGNA Corp.	42,572	1,882,960
Coventry Health Care, Inc. (b)	58,270	1,861,144
Humana Inc.	24,878	2,206,181
UnitedHealth Group Inc.	38,915	1,897,885
WellPoint, Inc.	29,177	2,058,437

		11,895,775

Metal & Glass Containers—0.40%
Ball Corp.	57,574	2,021,423
Owens-Illinois, Inc. (b)	108,299	2,115,080

		4,136,503

Motorcycle Manufacturers—0.19%
Harley-Davidson, Inc.	52,676	1,936,896

Movies & Entertainment—0.81%
News Corp. -Class A	116,472	2,031,272
Time Warner Inc.	63,803	2,221,620
Viacom Inc. -Class B	42,119	1,885,246
Walt Disney Co. (The)	60,023	2,151,825

		8,289,963

Multi-Line Insurance—0.97%
American International Group, Inc. (b)	77,647	1,809,952
Assurant, Inc.	55,101	2,162,163
Genworth Financial Inc. -Class A (b)	320,679	2,113,275
Hartford Financial Services Group, Inc. (The)	104,296	1,852,297
Loews Corp.	52,578	2,020,572

		9,958,259

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Sector Holdings—0.16%
Leucadia National Corp.	69,384	$1,624,973

Multi-Utilities—2.95%
Ameren Corp.	64,936	2,195,486
CenterPoint Energy, Inc.	99,115	1,972,389
CMS Energy Corp.	97,261	2,034,700
Consolidated Edison, Inc.	34,401	2,044,107
Dominion Resources, Inc.	39,634	2,045,907
DTE Energy Co.	39,069	2,056,983
Integrys Energy Group, Inc.	39,539	2,035,863
NiSource Inc.	89,061	2,040,388
PG&E Corp.	46,424	1,803,108
Public Service Enterprise Group Inc.	57,307	1,887,693
SCANA Corp.	49,533	2,160,629
Sempra Energy	37,046	1,970,477
TECO Energy, Inc.	106,834	2,006,343
Wisconsin Energy Corp.	62,275	2,066,284
Xcel Energy, Inc.	78,170	2,055,089

		30,375,446

Office Electronics—0.20%
Xerox Corp.	246,307	2,007,402

Office REIT’s—0.18%
Boston Properties, Inc.	19,271	1,838,068

Office Services & Supplies—0.36%
Avery Dennison Corp.	71,107	1,863,714
Pitney Bowes Inc.	96,219	1,792,560

		3,656,274

Oil & Gas Drilling—0.93%
Diamond Offshore Drilling, Inc.	31,201	1,876,740
Helmerich & Payne, Inc.	36,922	2,103,077
Nabors Industries Ltd. (b)	108,656	1,949,289
Noble Corp. (b)	55,848	1,928,431
Rowan Cos., Inc. (b)	52,024	1,764,134

		9,621,671

Oil & Gas Equipment & Services—1.19%
Baker Hughes Inc.	33,395	1,823,701
Cameron International Corp. (b)	37,675	2,034,073
FMC Technologies, Inc. (b)	45,715	2,393,637
Halliburton Co.	49,533	1,822,814
National Oilwell Varco Inc.	30,375	2,177,888
Schlumberger Ltd.	27,118	2,042,799

		12,294,912

Oil & Gas Exploration & Production—3.06%
Anadarko Petroleum Corp.	26,418	2,146,991
Apache Corp.	20,115	2,000,236
Cabot Oil & Gas Corp.	27,995	2,480,077
Chesapeake Energy Corp.	62,079	1,573,082
Denbury Resources Inc. (b)	136,421	2,305,515
Devon Energy Corp.	29,879	1,955,879
EOG Resources, Inc.	21,909	2,272,840
EQT Corp.	31,999	1,984,258
Marathon Oil Corp.	77,985	2,180,460
Newfield Exploration Co. (b)	40,346	1,847,847
Noble Energy, Inc.	24,127	2,373,855
Pioneer Natural Resources Co.	24,498	2,316,041
QEP Resources Inc.	58,494	1,909,829
Range Resources Corp.	31,137	2,232,834
Southwestern Energy Co. (b)	50,676	1,928,222

		31,507,966

Oil & Gas Refining & Marketing—0.77%
Marathon Petroleum Corp.	56,278	1,879,122
Sunoco, Inc.	53,302	2,068,651
Tesoro Corp. (b)	83,279	1,989,535
Valero Energy Corp.	89,021	1,982,498

		7,919,806

Oil & Gas Storage & Transportation—0.70%
El Paso Corp.	102,457	2,562,450
Spectra Energy Corp.	75,975	2,235,184
Williams Cos., Inc. (The)	73,026	2,357,279

		7,154,913

Other Diversified Financial Services—0.50%
Bank of America Corp.	273,220	1,486,317
Citigroup Inc.	68,139	1,872,460
JPMorgan Chase & Co.	59,089	1,829,986

		5,188,763

Packaged Foods & Meats—2.80%
Campbell Soup Co.	62,990	2,053,474
ConAgra Foods, Inc.	82,548	2,085,163
Dean Foods Co. (b)	217,313	2,207,900
General Mills, Inc.	52,397	2,093,260
H.J. Heinz Co.	38,341	2,018,654
Hershey Co. (The)	33,243	1,917,456
Hormel Foods Corp.	70,548	2,124,200
J M Smucker Co. (The)	26,838	2,039,151
Kellogg Co.	36,587	1,798,617
Kraft Foods Inc. -Class A	56,342	2,036,763
McCormick & Co., Inc.	42,074	2,049,004
Mead Johnson Nutrition Co.	25,960	1,956,346
Sara Lee Corp.	112,878	2,140,167
Tyson Foods, Inc. -Class A	113,331	2,282,486

		28,802,641

Paper Packaging—0.36%
Bemis Co., Inc.	63,211	1,864,093
Sealed Air Corp.	103,260	1,819,441

		3,683,534

Paper Products—0.40%
International Paper Co.	70,599	2,005,012
MeadWestvaco Corp.	70,624	2,108,126

		4,113,138

Personal Products—0.37%
Avon Products, Inc.	89,383	1,519,511
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Personal Products—(continued)
Estee Lauder Cos. Inc. (The) -Class A	19,423	$2,291,526

		3,811,037

Pharmaceuticals—2.08%
Abbott Laboratories	37,863	2,065,427
Allergan, Inc.	23,742	1,987,680
Bristol-Myers Squibb Co.	64,702	2,117,049
Eli Lilly & Co.	52,244	1,977,435
Forest Laboratories, Inc. (b)	59,535	1,783,669
Hospira, Inc. (b)	50,072	1,411,530
Johnson & Johnson	30,582	1,979,267
Merck & Co., Inc.	60,445	2,160,909
Mylan Inc. (b)	96,312	1,880,973
Pfizer, Inc. (d)	108,836	2,184,338
Watson Pharmaceuticals, Inc. (b)	29,359	1,897,179

		21,445,456

Property & Casualty Insurance—1.66%
ACE Ltd. (Switzerland)	31,424	2,184,911
Allstate Corp. (The)	79,205	2,121,902
Berkshire Hathaway Inc. -Class B (b)	27,607	2,174,327
Chubb Corp. (The)	32,709	2,205,895
Cincinnati Financial Corp.	70,979	2,104,527
Progressive Corp. (The)	108,121	2,039,162
Travelers Cos., Inc. (The)	39,030	2,195,438
XL Group PLC (Ireland)	98,620	2,033,544

		17,059,706

Publishing—0.59%
Gannett Co., Inc.	196,165	2,130,352
McGraw-Hill Cos., Inc. (The)	43,616	1,862,403
Washington Post Co. (The) -Class B	5,754	2,065,168

		6,057,923

Railroads—0.62%
CSX Corp.	92,178	2,001,184
Norfolk Southern Corp.	28,050	2,118,897
Union Pacific Corp.	21,555	2,229,003

		6,349,084

Real Estate Services—0.21%
CBRE Group, Inc. (b)	130,474	2,193,268

Regional Banks—1.99%
BB&T Corp.	87,136	2,018,941
Fifth Third Bancorp	185,134	2,238,270
First Horizon National Corp.	292,216	2,250,063
Huntington Bancshares Inc.	387,330	2,033,483
KeyCorp	302,509	2,205,291
M&T Bank Corp.	26,639	1,944,114
PNC Financial Services Group, Inc.	38,475	2,085,730
Regions Financial Corp.	493,846	2,029,707
SunTrust Banks, Inc.	99,165	1,797,861
Zions Bancorp.	114,051	1,835,081

		20,438,541

Research & Consulting Services—0.42%
Dun & Bradstreet Corp. (The)	29,664	2,072,624
Equifax Inc.	61,156	2,271,945

		4,344,569

Residential REIT’s—0.52%
Apartment Investment & Management Co. -Class A	74,345	1,619,234
AvalonBay Communities, Inc.	15,173	1,894,349
Equity Residential	34,175	1,886,118

		5,399,701

Restaurants—1.01%
Chipotle Mexican Grill, Inc. (b)	6,210	1,996,888
Darden Restaurants, Inc.	43,310	2,066,320
McDonald’s Corp.	22,373	2,137,069
Starbucks Corp.	50,392	2,191,044
Yum! Brands, Inc.	36,682	2,055,659

		10,446,980

Retail REIT’s—0.38%
Kimco Realty Corp.	116,678	1,840,012
Simon Property Group, Inc.	16,365	2,034,824

		3,874,836

Semiconductor Equipment—0.94%
Applied Materials, Inc.	170,733	1,840,502
KLA-Tencor Corp.	50,200	2,314,220
MEMC Electronic Materials, Inc. (b)	279,799	1,166,762
Novellus Systems, Inc. (b)	65,779	2,277,269
Teradyne, Inc. (b)	154,688	2,082,100

		9,680,853

Semiconductors—2.33%
Advanced Micro Devices, Inc. (b)	274,358	1,561,097
Altera Corp.	51,657	1,945,919
Analog Devices, Inc.	57,091	1,990,192
Broadcom Corp. -Class A (b)	55,379	1,680,476
First Solar, Inc. (b)	23,049	1,103,125
Intel Corp. (d)	89,912	2,239,708
Linear Technology Corp.	64,639	1,979,893
LSI Corp. (b)	297,050	1,669,421
Microchip Technology Inc.	57,174	1,995,944
Micron Technology, Inc. (b)	280,993	1,683,148
NVIDIA Corp. (b)	127,773	1,997,092
Texas Instruments Inc.	71,005	2,137,251
Xilinx, Inc.	62,235	2,035,707

		24,018,973

Soft Drinks—0.75%
Coca-Cola Co. (The)	27,731	1,864,355
Coca-Cola Enterprises Inc.	72,304	1,888,580
Dr. Pepper Snapple Group, Inc.	51,401	1,877,679
PepsiCo, Inc.	31,834	2,037,376

		7,667,990

Specialized Consumer Services—0.21%
H&R Block, Inc.	139,800	2,199,054

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Finance—0.96%
CME Group Inc.	7,260	$1,809,773
IntercontinentalExchange Inc. (b)	15,805	1,923,785
Moody’s Corp.	60,078	2,085,307
NASDAQ OMX Group, Inc. (The) (b)	78,170	2,051,962
NYSE Euronext	71,235	2,034,472

		9,905,299

Specialized REIT’s—1.37%
HCP, Inc.	52,789	2,040,295
Health Care REIT, Inc.	38,588	1,935,960
Host Hotels & Resorts Inc.	162,985	2,306,238
Plum Creek Timber Co., Inc.	52,916	1,949,425
Public Storage	16,067	2,119,237
Ventas, Inc.	36,668	1,934,604
Weyerhaeuser Co.	110,976	1,863,287

		14,149,046

Specialty Chemicals—0.80%
Ecolab Inc.	38,067	2,170,580
International Flavors & Fragrances Inc.	32,818	1,780,705
Sherwin-Williams Co. (The)	26,208	2,275,641
Sigma-Aldrich Corp.	30,511	1,977,418

		8,204,344

Specialty Stores—0.36%
Staples, Inc.	133,022	1,916,847
Tiffany & Co.	26,337	1,765,632

		3,682,479

Steel—0.97%
AK Steel Holding Corp.	232,945	1,970,715
Allegheny Technologies, Inc.	41,657	2,092,014
Cliffs Natural Resources Inc.	25,344	1,718,577
Nucor Corp.	56,374	2,222,827
United States Steel Corp.	71,210	1,944,033

		9,948,166

Systems Software—1.15%
BMC Software, Inc. (b)	46,699	1,665,286
CA, Inc.	92,959	1,970,731
Microsoft Corp. (d)	72,837	1,863,171
Oracle Corp.	67,580	2,118,633
Red Hat, Inc. (b)	47,934	2,400,535
Symantec Corp. (b)	112,621	1,841,353

		11,859,709

Thrifts & Mortgage Finance—0.37%
Hudson City Bancorp, Inc.	327,593	1,831,245
People’s United Financial, Inc.	159,434	1,984,953

		3,816,198

Tires & Rubber—0.24%
Goodyear Tire & Rubber Co. (The) (b)	178,122	2,491,927

Tobacco—0.82%
Altria Group, Inc.	73,433	2,106,793
Lorillard, Inc.	17,668	1,972,102
Philip Morris International Inc.	28,594	2,180,007
Reynolds American Inc.	52,369	2,192,166

		8,451,068

Trading Companies & Distributors—0.44%
Fastenal Co.	54,403	2,265,885
W.W. Grainger, Inc.	12,354	2,308,963

		4,574,848

Trucking—0.22%
Ryder System, Inc.	43,577	2,278,206

Wireless Telecommunication Services—0.52%
American Tower Corp. -Class A (b)	35,980	2,122,820
MetroPCS Communications, Inc. (b)	195,582	1,638,977
Sprint Nextel Corp. (b)	587,912	1,587,363

		5,349,160

Total Common Stocks & Other Equity Interests (Cost $562,081,608)		1,008,791,130

Money Market Funds—1.64%
Liquid Assets Portfolio — Institutional Class (e)	8,459,107	8,459,107
Premier Portfolio — Institutional Class (e)	8,459,108	8,459,108

Total Money Market Funds (Cost $16,918,215)		16,918,215

TOTAL INVESTMENTS—99.64% (Cost $578,999,823)		1,025,709,345

OTHER ASSETS LESS LIABILITIES—0.36%		3,719,684

NET ASSETS—100.00%		$1,029,429,029

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,025,709,345	$—	$—	$1,025,709,345
Futures*	669,241	—	—	669,241

Total Investments	$1,026,378,586	$—	$—	$1,026,378,586

*	Unrealized appreciation.
NOTE 3 — Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended November 30, 2011.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	08/31/11	Cost	Sales	Appreciation	Gain (Loss)	11/30/11	Income

Invesco Ltd.	$1,615,707	$336,755	$(16,845)	$215,683	(8,769)	$2,142,531	$10,816
NOTE 4 — Derivative Investments
Open Futures Contracts

	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

S&P 500 E-Mini	317	December-2011	$19,749,100	$669,241
Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $102,149,152 and $65,505,810, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$432,261,208
Aggregate unrealized (depreciation) of investment securities	(19,574,051)

Net unrealized appreciation of investment securities	$412,687,157

Cost of investments for tax purposes is $613,022,188.
Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	FLR-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest Loans—92.57%(b)(c)
Advertising—0.40%
Advantage Sales & Marketing Inc.
First Lien Term Loan B	5.25%	12/17/17	$440,768	$434,708
Second Lien Term Loan	9.25%	06/18/18	318,171	304,967
Affinion Group, Inc., Term Loan B	5.00%	10/10/16	2,703,411	2,478,352
Lamar Media Corp., Term Loan B	4.00%	12/30/16	143,294	143,250

				3,361,277

Aerospace & Defense—1.88%
Aero Technology Supply
Revolver Loan (Acquired 01/28/11-04/19/11; Cost $497,455)	11.25%	03/12/13	497,455	482,531
Term Loan	10.75%	03/12/15	1,338,209	1,214,424
Term Loan (Acquired 03/12/10; Cost $556,612)	11.25%	03/12/13	565,174	505,831
ARINC Inc., Second Lien Term Loan (Acquired 01/10/11; Cost $1,108,001)	6.26%	10/25/15	1,142,269	1,123,707
Dubai Aerospace Enterprise
Term Loan B1	5.43%	07/31/14	270,718	263,950
Term Loan B2	5.34 - 5.43%	07/31/14	259,441	252,955
DynCorp International, Term Loan	6.25%	07/07/16	1,694,763	1,666,960
Hawker Beechcraft Corp., Term Loan	2.37%	03/26/14	964,893	727,688
IAP Worldwide Services, Inc., Term Loan B	9.25%	12/30/12	3,284,712	3,071,206
Sequa Corp.
Term Loan B	3.63 - 3.70%	12/03/14	4,014,687	3,886,216
Tranche 1	7.00%	12/03/14	979,877	980,490
SI Organization, Inc., Term Loan B	4.50%	11/22/16	664,824	641,556
Wyle Laboratories, Inc., Term Loan	5.75%	03/26/17	972,548	951,070

				15,768,584

Agricultural Products—0.01%
Darling International Inc., Term Loan	5.75%	12/16/16	110,418	110,970

Air Freight & Logistics—0.16%
CEVA Group PLC, Term Loan B	0.27 - 5.43%	08/31/16	1,476,033	1,352,422

Airlines—0.49%
Delta Air Lines, Inc.
Revolver Loan(d)	0%	03/28/13	1,500,000	1,404,000
Term Loan B	4.25%	03/07/16	1,621,871	1,532,668
Term Loan B	5.50%	04/20/17	1,203,118	1,153,790

				4,090,458

Alternative Carriers—1.58%
Level 3 Communications, Inc.
Term Loan	2.65%	03/13/14	13,903,226	13,108,170
Term Loan B(e)	—	09/01/18	181,224	176,240

				13,284,410

Aluminum—0.02%
Noranda Aluminum, Inc., Term Loan B	2.01%	05/18/14	149,035	145,309

Apparel Retail—0.48%
Destination Maternity Corp., Term Loan B (Acquired 03/09/07; Cost $76,902)	2.50 - 4.25%	03/13/13	76,902	76,133
J. Crew Group, Inc., Term Loan B	4.75%	03/07/18	4,237,163	3,914,079

				3,990,212

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Apparel, Accessories & Luxury Goods—0.35%
Levi Strauss & Co., Term Loan	2.51%	03/27/14	$3,000,000	$2,925,000

Auto Parts & Equipment—3.23%
DEI Holdings, Inc., Term Loan B	7.00 - 7.50%	07/13/17	1,961,186	1,928,494
Federal-Mogul Corp.
Delay Draw Term Loan C2	2.19 - 2.20%	12/27/15	1,873,752	1,739,086
Term Loan B	2.19 - 2.20%	12/27/14	2,789,300	2,588,834
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	1.93%	04/30/14	6,535,343	6,293,012
Key Safety Systems, Inc.
Revolver Loan(d)	0%	03/08/13	122,500	110,094
Revolver Loan	2.50%	03/08/13	1,877,500	1,687,366
Term Loan B	2.50 - 2.51%	03/08/14	3,323,872	3,091,201
Metaldyne, LLC, Term Loan B	5.25%	05/18/17	2,760,547	2,732,941
MetoKote Corp., Term Loan	10.00%	11/27/13	1,693,300	1,686,951
Sensata Technologies, Inc., Term Loan B	4.00%	05/12/18	1,352,445	1,339,340
Tenneco, Inc., Term Loan B	4.76%	06/03/16	2,567,500	2,568,578
Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.76%	07/31/14	187,929	173,520
First Lien Term Loan	2.76%	07/31/14	1,312,075	1,211,478

				27,150,895

Automobile Manufacturers—0.85%
General Motors Co. LLC, Revolver Loan(d)	0%	10/27/15	8,254,240	7,181,189

Automotive Retail—0.74%
KAR Holdings, Inc., Term Loan B	5.00%	05/19/17	6,298,519	6,243,407

Broadcasting—11.32%
AMC Networks Inc., Term Loan B	4.00%	12/31/18	1,174,716	1,170,805
Atlantic Broadband, Inc., Term Loan B	4.00%	03/08/16	64,153	62,549
Bresnan Communications, LLC, Term Loan B	4.50%	12/14/17	1,408,814	1,382,399
Cequel Communications, LLC, First Lien Term Loan	2.25%	11/05/13	1,709,118	1,689,421
Charter Communications, Inc.
Term Loan B1	2.26%	03/06/14	14,562	14,486
Term Loan C	3.62%	09/06/16	9,446,459	9,304,763
Clear Channel Communications, Inc.
Term Loan A(e)	—	07/30/14	6,917,350	5,966,214
Term Loan B(e)	—	01/29/16	897,353	672,077
Term Loan B	3.91%	01/29/16	8,311,541	6,224,970
CSC Holdings, Inc., Incremental Term Loan B2	2.01%	03/29/16	3,486,863	3,401,871
FoxCo Acquisition LLC, Term Loan B	4.75%	07/14/15	347,106	338,141
Gray Television Inc., Term Loan B	3.75%	12/31/14	101,692	99,963
Harron Communications, L.P., Term Loan B	5.25%	10/06/17	2,563,945	2,533,498
High Plains Broadcasting, LLC, Term Loan	9.00%	09/14/16	416,207	413,606
Insight Communications Co., Inc., Term Loan B	2.00%	04/06/14	1,022,529	1,013,949
Intelsat, Ltd., Tranche B	5.25%	04/02/18	8,904,972	8,823,358
Local TV LLC, Term Loan B	2.26%	05/07/13	768,876	746,052
Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,142,430	3,107,078
Term Loan D1	1.95%	01/31/15	1,976,286	1,870,881
Term Loan D2	1.95%	01/31/15	273,335	258,756
Term Loan E	4.50%	10/23/17	1,988,177	1,936,812
Term Loan F	4.50%	10/23/17	7,939,530	7,755,929
Midcontinent Communications, Term Loan	4.00%	12/31/16	77,760	76,594
NDS Group Ltd., Term Loan B	4.00%	03/10/18	1,681,986	1,658,859
NEP II, Inc., Term Loan B2	3.62%	02/16/17	4,137,829	3,951,627
Newport Television, LLC, Term Loan	9.00%	09/14/16	1,553,080	1,543,374
Raycom Media, Inc., Term Loan B	4.50%	05/31/17	2,128,914	2,043,758
TWCC Holding Corp., Term Loan B	4.25%	02/11/17	4,531,295	4,523,750
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Broadcasting—(continued)
Univision Communications Inc.
First Lien Term Loan B1(e)	—	03/31/17	$267,857	$240,820
First Lien Term Loan B1	4.51%	03/31/17	14,939,346	13,431,368
UPC Broadband Holding B.V.
Facility AB Term Loan(e)	—	12/29/17	483,493	475,334
Term Loan X	3.75%	12/31/17	5,500,000	5,359,750
WaveDivision Holdings, LLC, Term Loan B (Acquired 12/19/06-03/01/07; Cost $372,702)	2.51 - 2.55%	06/30/14	372,702	357,794
WOW!
First Lien Term Loan	2.75 - 4.75%	06/30/14	353,333	336,550
First Lien Term Loan A	6.75 - 8.75%	06/28/14	2,343,504	2,271,254

				95,058,410

Building Products—0.61%
Champion Window Manufacturing Inc., Term Loan	10.50%	12/31/13	1,126,523	951,912
Custom Building Products, Inc., Term Loan	5.75%	03/19/15	1,638,554	1,593,494
JMC Steel Group Inc., Term Loan	4.75%	04/01/17	785,226	784,001
Nortek, Inc., Term Loan B	5.25 - 6.25%	04/26/17	1,708,379	1,672,615
United Subcontractors, Inc., Term Loan	4.37%	06/30/15	108,668	97,802

				5,099,824

Casinos & Gaming—4.17%
BLB Investors, LLC, Term Loan	8.50%	11/05/15	3,515,235	3,486,674
Boyd Gaming Corp.
Incremental Term Loan	6.00%	12/17/15	813,673	806,553
Revolver Loan(e)	—	05/24/12	2,000,000	1,995,000
Revolver Loan(e)	—	12/17/15	1,058,319	726,904
Term Loan	3.76%	12/17/15	474,846	448,879
Caesars Entertainment Operating Co. Inc.
Term Loan B1(e)	—	01/28/15	327,869	281,251
Term Loan B1	3.42%	01/28/15	3,590,132	3,079,669
Term Loan B2	3.26 - 3.42%	01/28/15	1,937,500	1,662,017
Term Loan B3(e)	—	01/28/15	524,590	450,001
Term Loan B3	3.32 - 3.42%	01/28/15	9,778,410	8,388,066
Cannery Casino
Delay Draw Term Loan	4.51%	05/18/13	1,501,426	1,378,189
Second Lien Term Loan	4.51%	05/18/14	1,084,000	953,920
Term Loan B	4.51%	05/18/13	1,423,412	1,306,578
CCM Merger Corp., Term Loan	7.00%	03/01/17	2,347,729	2,338,925
Isle of Capri Casinos, Inc., Term Loan B	4.75%	11/01/13	1,435,072	1,429,841
Las Vegas Sands Corp.
Delay Draw Term Loan 1	2.84%	11/23/16	251	241
Delay Draw Term Loan 2	2.84%	11/23/15	2,942,460	2,828,822
Term Loan B	2.84%	11/23/16	1,625,312	1,562,543
Penn National Gaming, Inc., Term Loan B	3.75%	07/16/18	1,874,311	1,880,608

				35,004,681

Coal & Consumable Fuels—0.51%
Oxbow Carbon LLC, Term Loan B1	3.83 - 3.87%	05/08/16	4,386,090	4,259,990

Commercial Printing—0.58%
Cenveo, Inc., Term Loan B	6.25%	12/21/16	3,536,338	3,493,902
Flint Group Holdings S.A.R.L.
Term Loan B5	4.80%	12/31/14	795,787	697,109
Term Loan C5	4.80%	12/31/14	813,772	712,865

				4,903,876

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Commodity Chemicals—0.85%
Ashland Inc., Term Loan B	3.75%	08/23/18	$1,315,771	$1,320,982
Houghton International, Inc., Term Loan B1	6.75%	01/29/16	1,890,200	1,887,043
Unifrax I LLC, Term Loan B	7.00%	11/28/18	2,443,502	2,446,556
Univar Corp., Term Loan B	5.00%	06/30/17	1,568,895	1,520,306

				7,174,887

Communications Equipment—1.35%
Avaya Inc., Term Loan B3	5.01%	10/26/17	473,762	420,050
CommScope, Inc., Term Loan B	5.00%	01/14/18	1,004,504	1,001,992
Consolidated Communications, Inc.
Delay Draw Term Loan	2.76%	12/31/14	1,000,000	960,000
Term Loan B	2.76%	12/31/14	3,000,000	2,880,000
NTELOS Holdings Corporations, Term Loan B	4.00%	08/07/15	3,673,850	3,626,090
TowerCo LLC, Term Loan B	5.25%	02/02/17	2,421,749	2,426,798

				11,314,930

Computer Hardware—0.01%
Quantum Corp., Term Loan B	3.83%	07/12/14	68,813	67,323

Construction & Farm Machinery & Heavy Trucks—0.24%
Manitowoc Company, Inc. (The), Term Loan B	4.25%	11/13/17	2,011,680	1,996,592

Construction Materials—0.18%
Hillman Group (The), Term Loan B	5.00%	05/27/16	1,542,553	1,527,128

Data Processing & Outsourced Services—3.38%
Affiliated Media Group Inc., Term Loan(e)	8.50%	03/19/14	2,397,022	2,275,170
Emdeon, Inc., Term Loan B	6.75%	11/02/18	2,615,794	2,629,881
First Data Corp.
Delay Draw Term Loan (Acquired 01/20/11; Cost $1,390,729)	3.01%	09/24/14	1,489,402	1,351,632
Term Loan	4.26%	03/24/18	2,962,500	2,487,345
Term Loan B1	3.01%	09/24/14	2,843,167	2,528,898
Term Loan B2	3.01%	09/24/14	264,668	235,411
Term Loan B3	3.01%	09/24/14	1,051,398	935,181
iPayment, Inc., Term Loan	5.75%	05/08/17	3,336,989	3,284,148
NCO Financial Systems, Inc., Term Loan B	8.00%	05/15/13	6,160,808	6,133,885
Transunion Corp., Term Loan B(e)	4.75%	02/10/18	727,055	725,845
West Corp.
Term Loan B4	4.58 - 4.67%	07/15/16	2,561,399	2,546,722
Term Loan B5	4.58 - 4.67%	07/15/16	3,291,874	3,273,012

				28,407,130

Diversified Chemicals—0.13%
Celanese US Holdings LLC, Prefunded LOC (Acquired 03/30/07-05/18/10; Cost $482,814)	0.25%	04/02/14	490,939	477,438
Phillips Plastic Corp., Term Loan	6.50%	02/12/17	641,486	636,675

				1,114,113

Diversified Metals & Mining—0.28%
Walter Energy, Inc., Term Loan B	4.00%	04/02/18	2,404,508	2,370,328

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified Real Estate Activities—1.58%
Lake Las Vegas Resort
Revolver Loan (Acquired 07/15/10; Cost $21,106)(d)	0%	12/31/12	$21,106	$20,895
Revolver Loan (Acquired 08/16/10-11/15/11; Cost $8,954) (e)	—	12/31/12	8,955	8,865
Revolver Loan (Acquired 07/15/10-10/14/11; Cost $100,978)	17.00%	12/31/12	104,118	103,077
Super Senior Secured First Lien Term Loan(e)	—	04/30/12	28,257	28,276
RE/MAX LLC, Term Loan B	5.50%	04/16/16	2,154,864	2,127,929
Realogy Corp.
Syn LOC(e)	—	10/10/16	516,501	461,140
Syn LOC	4.50%	10/10/16	29,626	26,451
Term Loan(e)	—	10/10/16	5,925,015	5,289,942
Term Loan	4.69%	10/10/16	5,878,980	5,248,842

				13,315,417

Diversified REIT’s—1.16%
Capital Automotive REIT, Term Loan B	5.00%	03/13/17	9,926,890	9,709,789

Diversified Support Services—1.37%
Bankruptcy Management Solutions, Inc.
First Lien Term Loan B	7.50%	08/20/14	46,043	10,935
Second Lien Term Loan	8.37%	08/20/15	18,941	805
Brock Holdings III, Inc., First Lien Term Loan B	6.00%	03/16/17	2,538,958	2,447,975
Central Parking Corp.
Second Lien Term Loan	4.88%	11/22/14	25,522	20,333
Syn LOC	0.16%	05/22/14	63,036	55,093
Term Loan B	2.81%	05/22/14	138,674	121,201
Merrill Corp.
Second Lien Term Loan	13.75 - 14.00%	11/15/13	1,142,255	1,079,431
Term Loan	7.50%	12/24/12	5,798,537	5,604,286
Nuance Communications, Inc., Term Loan C	3.26%	03/31/16	2,205,391	2,194,706

				11,534,765

Drug Retail—1.03%
General Nutrition Centers, Inc., Term Loan B	4.25%	03/02/18	2,362,191	2,318,892
NBTY, Inc., Term Loan B	4.25%	10/01/17	512,934	507,094
Pantry, Inc. (The)
Delay Draw Term Loan	2.01%	05/15/14	20,573	20,033
Term Loan B	2.01%	05/15/14	71,871	69,985
Rite Aid Corp.
Tranche 2	2.00 - 2.01%	06/04/14	4,050,031	3,831,613
Tranche 5	4.50%	03/03/18	2,000,000	1,895,000

				8,642,617

Education Services—0.03%
Bright Horizon Family Solutions, Inc., Term Loan B	4.26 - 6.25%	05/28/15	240,133	236,532

Electric Utilities—2.75%
AES Corp., Term Loan B	4.25%	05/27/18	4,081,067	4,047,908
Bicent Power LLC, Second Lien Term Loan	4.37%	07/10/14	250,400	7,064
BRSP LLC, Term Loan B	7.50%	06/24/14	2,771,186	2,771,186
Calpine Corp., Term Loan B	4.50%	04/01/18	3,613,126	3,514,108
GreatPoint Energy, Term Loan B1	4.25%	03/10/17	762,826	747,569
NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	287,438
Term Loan B	2.81%	11/01/13	901,975	872,661
NRG Energy, Inc., Term Loan	4.00%	07/01/18	3,343,123	3,326,408
NSG Holdings II, LLC
Syn LOC	1.85%	06/15/14	26,570	26,072
Term Loan	1.85%	06/15/14	45,945	45,084
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Electric Utilities—(continued)
TPF Generation Holdings, LLC
First Lien Term Loan	0.27%	12/15/11	$93,227	$89,315
Second Lien Term Loan	4.62%	12/15/14	267,000	250,536
Syn LOC D	0.27%	12/15/13	297,394	284,914
Term Loan	2.37%	12/15/13	507,845	486,533
TXU Corp.
Extended Term Loan B	4.75%	10/10/17	345,940	227,104
Term Loan B	3.75 - 3.81%	10/10/14	8,325,282	6,077,457

				23,061,357

Electrical Components & Equipment—0.08%
Aeroflex Inc., Term Loan B	4.25%	05/09/18	694,236	662,128

Food Distributors—3.10%
Aramark Corp.
Syn LOC	0.09%	01/26/14	82,161	80,592
Term Loan	2.24%	01/26/14	1,103,105	1,082,030
Bolthouse Farms (Wm.), Inc., First Lien Term Loan	5.50 - 5.75%	02/11/16	1,934,322	1,931,101
Dean Foods Co.
Term Loan A	3.26%	04/02/14	1,264,318	1,236,319
Term Loan B	3.37%	04/02/16	392,631	382,999
Term Loan B	3.51 - 3.62%	04/02/17	4,151,195	4,069,043
JBS USA, LLC, Term Loan B	4.25%	05/25/18	3,400,732	3,341,219
Pierre Foods Inc.
First Lien Term Loan	7.00%	09/30/16	4,493,778	4,480,431
Second Lien Term Loan	11.25%	09/30/17	244,128	243,720
Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(d)	0%	04/02/13	1,000,000	920,000
Term Loan B	2.75 - 2.87%	04/02/14	1,732,949	1,707,821
Term Loan D	6.00%	04/02/14	2,057,338	2,065,486
SUPERVALU Inc.
Term Loan B3(e)	—	04/30/18	3,492,759	3,390,981
Term Loan B3	4.50%	04/30/18	1,108,388	1,076,090

				26,007,832

Food Retail—1.02%
Dunkin’ Brands, Inc., Term Loan B2	4.00%	11/23/17	266,117	262,743
OSI Restaurant Partners, LLC
Prefunded Revolver Credit	0.16 - 2.75%	06/14/13	1,568,097	1,495,855
Term Loan	2.56 - 4.50%	06/14/14	3,747,379	3,574,737
Quizno’s Corp. (The), First Lien Term Loan B	5.01%	05/05/13	12,297	9,335
Roundy’s Supermarkets Inc., Extended Term Loan	3.75 - 5.50%	11/03/13	3,219,455	3,199,736

				8,542,406

Gas Utilities—0.77%
Obsidian Energy Co., LLC, Term Loan	7.00%	11/02/15	2,058,852	2,063,999
Star West Generation LLC, Term Loan B	6.00%	05/17/18	4,482,263	4,370,207

				6,434,206

Health Care Distributors—1.25%
IMS Health, Inc., Term Loan B	4.50%	08/26/17	4,347,053	4,345,118
Warner Chilcott PLC
Term Loan B1	4.25%	03/15/18	2,856,970	2,819,672
Term Loan B2	4.25%	03/15/18	1,428,485	1,409,836
Term Loan B3	4.25%	03/15/18	1,964,167	1,938,525

				10,513,151

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Equipment—2.27%
Alere Inc., Term Loan B	4.50%	06/30/17	$4,060,379	$3,976,268
Biomet, Inc., Term Loan	3.26 - 3.36%	03/25/15	6,812,040	6,592,045
Carestream Health, Inc., Term Loan B	5.00%	02/25/17	6,253,498	5,562,611
CONMED Corp., Term Loan (Acquired 04/13/06-02/04/10; Cost $812,667)	1.76%	04/13/13	870,377	852,970
DJO Finance LLC
Term Loan(e)	—	05/20/14	500,000	483,985
Term Loan	3.26%	05/20/14	1,657,809	1,604,709

				19,072,588

Health Care Facilities—3.71%
Community Health Systems
Delay Draw Term Loan	2.51%	07/25/14	247,418	239,648
Extended Term Loan	3.76 - 4.02%	01/25/17	5,944,354	5,761,893
Term Loan B	2.51 - 2.77%	07/25/14	4,485,194	4,344,336
DaVita Inc., Term Loan B	4.50%	10/20/16	5,005,749	4,999,492
Golden Living, Term Loan B	5.00%	05/04/18	3,422,345	2,981,718
HCA, Inc.
Term Loan B3	3.62%	05/01/18	3,025,737	2,872,771
Tranche A-2 Term Loan	2.87%	05/02/16	1,481,013	1,402,178
HCR ManorCare, Inc., Term Loan B	5.00%	04/06/18	2,860,921	2,570,538
Health Management Associates, Inc., Term Loan B(e)	—	11/18/18	1,379,430	1,376,658
Kindred Healthcare, Inc.
Term Loan B(e)	—	06/01/18	1,000,000	928,500
Term Loan B	5.25%	06/01/18	1,155,599	1,072,974
Surgery Center Holdings Inc., Term Loan B	6.50%	02/06/17	1,463,131	1,389,974
Universal Health Services, Inc., Term Loan B	3.75%	11/15/16	1,207,684	1,207,473

				31,148,153

Health Care Services—1.14%
Fresenius Medical Care Holdings, Inc.
Term Loan D1	3.50%	09/10/14	221,156	220,558
Term Loan D2	3.50%	09/10/14	126,330	125,989
Genoa Healthcare LLC
Second Lien Term Loan (Acquired 08/23/05-06/08/11; Cost $811,191)	11.50%	02/10/13	839,491	608,631
Term Loan B	6.25%	08/10/12	86,889	81,513
Gentiva Health Services, Inc., Term Loan B1	4.75%	08/17/16	1,431,069	1,261,724
Harlan Sprague Dawley, Inc., Term Loan B	3.76 - 3.89%	07/11/14	2,571,625	2,193,596
Medpace, Inc.
Term Loan B (Acquired 06/21/11; Cost $2,440,129)	6.50%	06/17/17	2,474,783	2,375,792
Term Loan B (Acquired 06/21/11; Cost $2,468)	7.25%	06/17/17	2,505	2,405
Sun Healthcare Group, Inc., Term Loan	7.50%	10/18/16	1,163,777	881,078
Trizetto Group, Inc., Term Loan B	4.75%	05/02/18	1,613,412	1,584,774
United Surgical Partners International, Inc., Term Loan B	2.26%	04/18/14	268,607	261,220

				9,597,280

Health Care Supplies—1.05%
Bausch & Lomb Inc.
Delay Draw Term Loan	3.51%	04/26/15	99,722	98,055
Revolver Loan(d)	0%	10/25/13	1,600,000	1,521,336
Revolver Loan	3.01%	10/25/13	400,000	380,334
Term Loan B	3.51 - 3.62%	04/26/15	407,422	400,612
Kinetic Concepts, Inc.
Term Loan B1(e)	—	05/04/18	2,937,500	2,958,165
Term Loan B1	7.00%	05/04/18	3,476,074	3,500,529

				8,859,031

Home Furnishings—0.53%
National Bedding Co., LLC, Second Lien Term Loan (Acquired 11/23/10-03/07/11; Cost $4,483,381)	5.50%	02/28/14	4,580,185	4,477,131

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Hotels, Resorts & Cruise Lines—0.35%
American Gaming Systems
Delay Draw Term Loan	3.26%	05/14/13	$501,310	$383,189
Term Loan B	3.26%	05/14/13	3,335,309	2,549,427

				2,932,616

Household Appliances—0.30%
Goodman Global, Inc.
First Lien Term Loan B	5.75%	10/28/16	2,267,335	2,269,092
Second Lien Term Loan	9.00%	10/30/17	241,449	243,058

				2,512,150

Household Products—3.22%
Amscan Inc., Term Loan B	6.75%	12/02/17	2,887,106	2,880,610
Nice-Pak Products Inc., Term Loan	3.37 - 5.25%	06/18/14	561,853	528,141
Prestige Brands, Inc., Term Loan B	4.75 - 5.50%	03/24/16	776,307	778,248
Reynolds Group Holdings Ltd.
Term Loan B	6.50%	02/09/18	1,863,819	1,838,574
Term Loan C(e)	—	08/09/18	937,500	924,141
Term Loan C	6.50%	08/09/18	14,610,771	14,402,567
Spectrum Brands, Inc., Term Loan B	5.00 - 6.25%	06/17/16	3,961,047	3,961,463
Sun Products Corp. (The)
First Lien Term Loan	2.26 - 4.25%	04/25/14	1,000,000	895,000
Second Lien Term Loan	4.51%	10/26/14	1,000,000	805,000

				27,013,744

Housewares & Specialties—0.15%
Springs Window Fashions, LLC, Term Loan B	6.00%	05/31/17	1,277,320	1,239,000

Human Resource & Employment Services—0.58%
Koosharem Corp.
First Lien Term Loan	10.25%	06/30/14	731,560	470,488
Second Lien Term Loan (Acquired 07/18/07-06/30/11; Cost $358,251)	11.50%	12/31/14	358,251	152,257
Kronos Inc.
First Lien Term Loan	2.12%	06/11/14	1,258,602	1,202,752
First Lien Term Loan	6.12%	06/11/15	3,255,649	3,073,886

				4,899,383

Industrial Conglomerates—0.23%
BakerCorp International, Inc., Term Loan	5.00%	06/01/18	1,968,393	1,953,138

Industrial Machinery—0.37%
Husky Injection Molding Systems Ltd., Term Loan	6.50%	06/29/18	760,834	756,349
Rexnord Corp., Term Loan B	2.81 - 2.94%	07/19/13	1,370,563	1,350,861
Terex Corp., Term Loan	5.50%	04/28/17	986,902	988,288

				3,095,498

Insurance Brokers—0.81%
Crawford & Co., Term Loan	5.00%	10/30/13	3,246,004	3,213,545
Sedgwick Claims Management Services, Inc., Term Loan B	5.00%	12/31/16	2,994,119	2,967,921
Swett & Crawford Group, Inc.
First Lien Term Loan	2.51%	04/03/14	373,405	294,056
Second Lien Term Loan	5.76%	10/03/14	105,200	61,805
USI Holdings Corp., Term Loan B	2.76%	05/05/14	312,017	299,830

				6,837,157

Integrated Oil & Gas—0.21%
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $1,762,472)	4.50%	05/02/16	1,762,472	1,758,066

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Integrated Telecommunication Services—1.13%
Integra Telecom, Inc., Term Loan B	9.25%	04/15/15	$1,594,487	$1,407,932
Knology, Inc., Term Loan B	4.00%	08/18/17	2,597,741	2,542,539
NeuStar, Inc., Term Loan	5.00%	11/08/18	1,945,838	1,949,876
PAETEC Holding Corp., Term Loan B	5.75%	05/31/18	975,421	970,543
Syniverse Technologies, Term Loan B	5.25%	12/21/17	2,632,061	2,632,719

				9,503,609

Internet Software & Services—0.37%
DG Fastchannel, Inc., Term Loan B	5.75%	07/26/18	1,763,918	1,761,713
SkillSoft Ltd.
Term Loan B	6.50%	05/26/17	769,455	763,684
Term Loan C	6.50%	05/26/17	599,375	594,880

				3,120,277

IT Consulting & Other Services—1.11%
SunGard Data Systems, Inc.
Incremental Term Loan B (Acquired 07/22/09; Cost $1,941,022)	3.75%	02/28/14	1,931,365	1,928,951
Term Loan B	3.93 - 4.06%	02/28/16	7,547,301	7,396,356

				9,325,307

Leisure Facilities—1.85%
24 Hour Fitness Worldwide Inc., Term Loan B	7.50%	04/22/16	5,701,040	5,496,173
AMF Group
First Lien Term Loan B	2.76%	06/08/13	1,293,158	1,089,486
Second Lien Term Loan	6.51%	12/08/13	66,603	45,790
Chester Downs & Marina, LLC
Term Loan B(e)	—	07/29/16	357,143	358,929
Term Loan B	12.38%	07/29/16	1,628,248	1,636,389
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	1,861,438	1,851,359
Regal Entertainment Group, Term Loan B	3.37%	08/23/17	1,017,906	1,009,208
Six Flag Entertainment Corp., Tranche B	5.25 - 6.00%	06/30/16	4,076,832	4,070,269

				15,557,603

Leisure Products—0.21%
Golden Nugget, Inc., Second Lien Term Loan	3.51%	12/31/14	116,593	80,741
Panavision Inc., Second Lien Term Loan (Acquired 07/26/06; Cost $9,500)	7.87%	03/30/12	9,500	5,202
Sabre Holdings Corp., Term Loan	2.26 - 2.43%	09/30/14	230,055	190,683
SRAM, LLC, First Lien Term Loan B	4.75 - 5.75%	06/07/18	1,542,900	1,523,614

				1,800,240

Marine—0.30%
Dockwise Ltd.
Term Loan B1	2.12%	01/11/15	231,557	211,296
Term Loan B2	2.12%	01/11/15	980,696	897,337
Term Loan C	2.99%	01/11/16	214,741	197,025
Term Loan C2	2.99%	01/11/16	980,696	897,337
US Shipping LLC, Term Loan	2.50 - 9.20%	08/07/13	416,780	305,406

				2,508,401

Metal & Glass Containers—0.74%
BWAY Holding Company
Term Loan B	4.50%	02/23/18	5,032,380	4,956,894
Term Loan C	4.50%	02/23/18	463,898	456,940
MAUSER Corp.
Term Loan B2	2.76%	06/13/15	500,000	388,930
Term Loan C2	3.01%	06/13/16	500,000	391,430

				6,194,194

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Movies & Entertainment—0.64%
Alpha III
Term Loan B1	2.53%	12/31/13	$2,050,388	$1,944,885
Term Loan B2	2.53%	12/31/13	3,306,669	3,136,524
Zuffa LLC, Term Loan	2.31%	06/19/15	303,195	290,246

				5,371,655

Oil & Gas Drilling—0.22%
Ram Energy Inc., Term Loan (Acquired 03/15/11; Cost $1,222,659)	11.00%	09/13/16	1,871,417	1,862,060

Oil & Gas Equipment & Services—0.38%
CCS Corp.
Delay Draw Term Loan	3.37%	11/14/14	952,204	873,985
Term Loan B	3.37%	11/14/14	719,546	660,439
Willbros Group, Inc., Term Loan B	9.50%	06/30/14	1,630,181	1,622,030

				3,156,454

Oil & Gas Refining & Marketing—0.52%
Big West Oil LLC, Term Loan B	7.75%	03/31/16	326,526	328,159
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	822,477	825,388
Western Refining, Inc., Term Loan B	7.50%	03/15/17	3,167,003	3,198,673

				4,352,220

Oil & Gas Storage & Transportation—0.38%
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11; Cost $1,342,267)	7.50%	10/31/17	1,369,661	1,376,509
SemGroup L.P., Term Loan B	5.75%	06/17/18	1,856,363	1,851,722

				3,228,231

Other Diversified Financial Services—0.01%
Fifth Third Processing Solutions LLC, Term Loan B	4.50%	11/03/16	42,138	42,051
Tomkins PLC, Term Loan B	4.25%	09/29/16	44,909	44,647

				86,698

Packaged Foods & Meats—2.58%
DelMonte Corp., Term Loan	4.50%	03/08/18	8,012,205	7,609,591
Dole Foods Co., Inc.
Term Loan B2	5.00 - 6.00%	07/08/18	1,601,184	1,596,037
Term Loan C2	5.00 - 6.00%	07/08/18	2,973,629	2,964,068
DS Waters of America, Inc.
Incremental Term Loan	2.51%	10/27/12	5,147,654	4,766,419
Term Loan	4.26%	03/02/12	3,000,000	2,775,000
Farley’s & Sathers Candy Company, Inc., Term Loan B	6.50%	03/30/18	2,002,958	1,967,906

				21,679,021

Paper Packaging—0.18%
Ranpak Corp., Term Loan B	4.75%	04/20/17	539,433	521,901
Sealed Air Corp., Term Loan B	4.75%	10/03/18	993,879	1,004,235

				1,526,136

Paper Products—0.41%
Exopack Holding Corp., Term Loan B	6.50%	05/31/17	2,824,277	2,736,018
Xerium Techonologies, Inc., Term Loan B	5.50%	05/26/17	691,707	687,671

				3,423,689

Personal Products—0.71%
FTD Group, Inc., Term Loan B	4.75 - 5.75%	06/11/18	2,360,016	2,318,716
Revlon, Inc., Term Loan B	4.75%	11/19/17	2,008,723	1,993,657
Topps Company Inc. (The), Term Loan B (Acquired 10/12/07-02/26/10; Cost $1,576,392)	3.00%	10/12/14	1,714,644	1,637,485

				5,949,858

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Pharmaceuticals—1.84%
Grifols, S.A., U.S. Term Loan B	6.00%	06/01/17	$3,618,828	$3,618,267
Quintiles Transnational Corp., Term Loan B	5.00%	06/08/18	4,199,895	4,100,147
RPI Finance Trust, Term Loan	4.00%	05/09/18	7,767,486	7,741,620

				15,460,034

Publishing—1.56%
Endurance Business Media, Inc., First Lien Term Loan (Acquired 07/26/06; Cost $82,828)	6.50%	12/14/14	63,307	18,992
F & W Publications, Inc., Term Loan (Acquired 11/19/09; Cost $43,490)	7.75%	06/09/14	50,341	40,776
Gatehouse Media, Inc.
Delay Draw Term Loan	2.26%	08/28/14	593,562	136,519
Term Loan	2.51%	08/28/14	254,335	58,497
Term Loan B	2.26%	08/28/14	995,336	228,927
Tribune Company, Term Loan B(f)	5.25%	06/04/14	15,661,594	9,665,710
VNU N.V., Term Loan	3.50%	05/02/16	3,075,022	2,995,579

				13,145,000

Real Estate Management & Development—1.08%
CB Richard Ellis Group, Inc.
Term Loan C	3.51%	03/05/18	336,627	328,844
Term Loan D	3.75%	09/04/19	8,964,725	8,763,019

				9,091,863

Research & Consulting Services—0.57%
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,860,875	4,772,772

Restaurants—0.51%
Burger King Holdings, Inc., Term Loan B	4.50%	10/19/16	4,303,509	4,267,876

Semiconductors—0.43%
Freescale Semiconductor, Inc., Term Loan	4.50%	12/01/16	2,354,868	2,234,181
Microsemi Corp., Term Loan B	5.75%	02/02/18	1,356,739	1,359,005

				3,593,186

Specialized Consumer Services—1.73%
Jacobson Corp., Term Loan B	2.76%	06/19/14	1,372,108	1,262,339
LPL Investment Holdings Inc., Term Loan	5.25%	06/28/17	2,373,872	2,381,789
ServiceMaster Company (The)
Delay Draw Term Loan	2.76%	07/24/14	241,264	229,545
Syn LOC	0.24%	07/24/14	5,000,000	4,600,000
Term Loan B	2.75 - 2.83%	07/24/14	3,158,089	3,004,701
TASC Inc., Term Loan B	4.50%	12/18/15	3,154,058	3,094,131

				14,572,505

Specialized Finance—1.53%
Harland Clarke Holdings Corp., Term Loan B	2.76 - 2.87%	06/30/14	3,312,327	2,808,025
MoneyGram International, Inc., Term Loan B	4.50%	11/17/17	1,281,960	1,262,199
Nuveen Investments, LLC
Extended Term Loan	3.37 - 3.42%	11/13/14	1,248,699	1,185,222
First Lien Term Loan	5.87 - 6.00%	05/13/17	6,662,470	6,342,671
RJO Holdings Corp., Term Loan	7.01%	12/10/15	1,666,667	1,250,000

				12,848,117

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Specialty Chemicals—1.86%
Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.14%	05/05/13	$87,966	$81,231
Term Loan C5	4.13%	05/05/15	3,064,876	2,924,413
Term Loan C7	4.13%	05/05/15	4,148,687	3,961,997
OMNOVA Solutions Inc., Term Loan	5.75%	05/31/17	4,187,286	4,114,009
Potters Holdings II, LP, First Lien Term Loan B	6.00%	05/06/17	1,584,223	1,576,302
PQ Corp., Term Loan	3.51 - 3.68%	07/30/14	3,179,097	2,996,299

				15,654,251

Specialty Stores—0.71%
Academy Sports and Outdoors, Term Loan	6.00%	08/03/18	136,410	134,478
Claire’s Stores, Inc., Term Loan B	3.01 - 3.18%	05/29/14	825,981	712,201
Guitar Center, Inc., Term Loan	5.62%	04/10/17	2,500,000	2,210,938
Gymboree Corp., Term Loan B	5.00%	02/23/18	101,482	91,404
Mattress Firm, Term Loan B	2.62%	01/18/14	125,945	120,750
Michaels Stores, Inc.
Term Loan B1	2.63 - 2.69%	10/31/13	904,458	882,507
Term Loan B2	4.88 - 4.94%	07/31/16	795,210	776,821
PETCO Animal Supplies, Inc., Term Loan B	4.50%	11/24/17	1,061,929	1,035,052

				5,964,151

Systems Software—0.76%
Bentley Systems, Inc., Term Loan B	5.75%	02/11/17	677,703	674,315
Blackboard Inc., First Lien Term Loan	7.50%	10/04/18	2,869,679	2,740,544
Datatel, Inc., First Lien Term Loan	5.00%	02/18/17	2,067,214	2,046,542
Dealer Comp-rey, Term Loan B	3.75%	04/21/18	898,533	896,287

				6,357,688

Technology Distributors—0.04%
Windstream Corp., Term Loan B2	3.01 - 3.16%	12/17/15	340,566	338,533

Textiles—0.08%
Warnaco Group, Inc., Term Loan B	3.75%	06/17/18	674,554	667,808

Trucking—0.75%
Avis Budget Car Rental, LLC, Term Loan B	6.25%	09/21/18	1,256,872	1,263,553
Hertz Corp.
LOC	1.00%	03/11/18	551,589	519,183
Term Loan B	3.75%	03/11/18	236,778	234,706
Kenan Advantage Group, Inc., Term Loan B	4.50%	06/11/16	1,522,083	1,513,209
Swift Transportation Corp., Term Loan B	6.00%	12/21/16	2,753,369	2,745,632

				6,276,283

Wireless Telecommunication Services—4.52%
Asurion Corp.
Second Lien Term Loan	9.00%	05/24/19	5,370,360	5,191,366
Term Loan B	5.50%	05/24/18	8,176,872	7,921,345
Cellular South, Inc., Term Loan B	4.50%	07/27/17	2,116,180	2,091,844
FairPoint Communications, Inc., Term Loan	6.50%	01/22/16	2,305,735	1,837,256
Global Tel*Link, Term Loan	5.00%	11/10/16	1,791,418	1,784,700
MetroPCS Communications, Inc., Term Loan B3	4.00 - 4.06%	03/17/18	10,237,634	9,961,218
RCN Corp., Term Loan	6.50%	08/26/16	5,964,317	5,882,308
Securus Technologies, Inc., Term Loan B	5.25%	05/31/17	1,734,351	1,712,671
U.S. TelePacific, Term Loan B	5.75%	02/23/17	1,641,165	1,561,569

				37,944,277

Total Senior Secured Floating Rate Interest Loans (Cost $799,819,976)				777,558,477

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Bonds & Notes—4.62%
Airlines—0.05%
Continental Airlines Inc., Sr. Sec. Gtd. Notes (g)	6.75%	09/15/15	$460,000	$461,150

Broadcasting—0.16%
AMC Networks Inc., Sr. Unsec. Gtd. Notes (g)	7.75%	07/15/21	289,000	304,895
UPC Broadband Holdings B.V. (Cayman Islands), Sr. Sec. Notes(g)	7.25%	11/15/21	1,074,000	1,037,671

				1,342,566

Commodity Chemicals—0.22%
Lyondell Chemical Co., Sr. Sec. Gtd. Notes	11.00%	05/01/18	1,689,914	1,819,826

Communications Equipment—0.24%
Goodman Networks, Inc., Sr. Sec. Notes (g)	12.13%	07/01/18	2,050,000	1,973,125

Diversified Real Estate Activities—0.04%
Realogy Corp., Sr. Sec. Gtd. Notes (g)	7.88%	02/15/19	399,000	337,155

Electric Utilities—1.70%
Calpine Corp.,
Sr. Sec. Gtd. Notes(g)	7.88%	01/15/23	3,426,258	3,546,177
Sr. Sec. Notes(g)	7.25%	10/15/17	3,498,000	3,559,215
Sr. Sec. Notes(g)	7.50%	02/15/21	2,577,695	2,642,137
NRG Energy, Inc., Sr. Unsec. Gtd. Notes(g)	7.63%	05/15/19	4,698,000	4,486,590

				14,234,119

Health Care Facilities—0.09%
HCA, Inc., Sr. Sec. Gtd. Notes	6.50%	02/15/20	785,000	783,038

Household Products—0.47%
Reynolds Group Holdings Ltd., Sr. Sec. Notes (g)	7.88%	08/15/19	3,924,000	3,963,240

Integrated Telecommunication Services—0.27%
PAETEC Holding Corp.
Sr. Sec. Gtd. Global Notes	8.88%	06/30/17	578,000	619,905
Sr. Unsec. Gtd. Global Notes	9.88%	12/01/18	1,515,000	1,621,050

				2,240,955

Metal & Glass Containers—0.49%
Berry Plastics Holding Corp.
Sec. Gtd. Floating Rate Global Notes(h)	4.22%	09/15/14	996,000	922,545
Sr. Sec. Gtd. Floating Rate Global Notes (h)	5.15%	02/15/15	3,246,000	3,201,367

				4,123,912

Oil & Gas Refining & Marketing—0.34%
Western Refining, Inc., Sr. Sec. Gtd. Floating Rate Notes(g)(h)	10.75%	06/15/14	2,750,000	2,887,500

Paper Products—0.30%
Verso Paper Holdings, LLC,
Series B, Sr. Sec. Gtd. Floating Rate Notes(h)	4.18%	08/01/14	228,000	148,200
Sr. Sec. Gtd. Notes	11.50%	07/01/14	2,277,000	2,356,695

				2,504,895

Technology Distributors—0.17%
Windstream Corp., Sr. Unsec. Gtd. Notes (g)	7.50%	06/01/22	1,484,000	1,413,510

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Trucking—0.08%
Avis Budget Car Rental, LLC
Sr. Unsec. Gtd. Global Notes	7.75%	05/15/16	$246,000	$244,770
Sr. Unsec. Gtd. Global Notes	9.63%	03/15/18	434,000	438,340

				683,110

Total Bonds & Notes (Cost $38,272,040)				38,768,101

Structured Products—1.64%
Apidos CDO Ltd., Series 2006-QA, Class E, Jr. Sub. Floating Rate Notes(g)(h)	4.01%	01/20/19	408,000	246,718
Ares XI CLO Ltd. (Cayman Islands), Series 2007-11A, Class D, Mezzanine Floating Rate Notes(g)(h)	3.39%	10/11/21	724,000	470,600
Atrium CDO Corp., Series 4A, Class D2, Sub. Bonds(g)	9.18%	06/08/19	205,000	182,450
Banc of America Large Loan Inc., Series 2010, Class HLTN, Floating Rate Pass Through Ctfs.(g)(h)	2.00%	11/15/15	9,072,225	8,028,824
Columbus Nova CLO Ltd., Series 2007-1A, Class E, Mezzanine Floating Rate Notes(g)(h)	3.89%	05/16/19	1,093,000	666,730
Flagship CLO, Series 2007-1A, Class E, Mezzanine Floating Rate Notes(g)(h)	5.09%	06/10/21	1,154,648	726,798
Halcyon Loan Investors CLO Ltd., Series 2007-2A, Class D, Mezzanine Floating Rate Notes(g)(h)	4.02%	04/24/21	917,000	531,860
ING Investment Management CLO Ltd., Series 2006-3A, Class D, Sub. Floating Rate Notes (g)(h)	3.90%	12/13/20	1,188,000	724,680
Madison Park Funding I Ltd., Series 2007-4A, Class E, Sub. Floating Rate Notes(g)(h)	3.96%	03/22/21	1,344,106	917,352
Pacifica CDO Ltd., Series 2006-6A, Class D, Sub. Floating Rate Notes(g)(h)	4.21%	08/15/21	565,000	339,000
Sierra CLO Ltd., Series 2006-2A, Class B2L, Sub. Floating Rate Notes(h)	3.77%	01/22/21	733,000	437,748
Silverado CLO Ltd., Series 2006-2A, Class D, Sub. Floating Rate Notes(g)(h)	4.15%	10/16/20	886,000	533,815

Total Structured Products (Cost $15,391,583)				13,806,575

	Shares
Common Stocks & Other Equity Interests—1.36%
Aerospace & Defense—0.22%
ACTS Aero Technical Support & Services, Inc. (i)	122,977	1,844,661

Auto Parts & Equipment—0.02%
Dayco Products, LLC (i)	856	33,955
Dayco Products, LLC (i)	3,261	129,354

		163,309

Broadcasting—0.37%
ION Media Networks, Inc. (i)	4,471	3,129,700
New Vision Television -Class A, Wts., expiring 09/30/14, (i)	5,707	0
New Vision Television -Class B, Wts., expiring 09/30/14, (i)	1,027	0

		3,129,700

Building Products—0.16%
Masonite Worldwide Holdings (Canada) (i)	53,093	1,314,052

Casinos & Gaming—0.01%
BLB Worldwide Holdings, Inc. (i)	18,663	109,645

Commodity Chemicals—0.35%
LyondellBasell Industries N.V. (Netherlands) — Class A (i)	89,865	2,935,889

Construction & Engineering—0.01%
United Subcontractors, Inc. (i)	4,587	32,107

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value

Diversified Real Estate Activities—0.01%
Lake Las Vegas Resort Class A, (i)	518	$70,973
Lake Las Vegas Resort Class B, (i)	4	566
Lake Las Vegas Resort Warrant C, expiring 07/15/15, (i)	17	0
Lake Las Vegas Resort Warrant D, expiring 07/15/15, (i)	24	0
Lake Las Vegas Resort Warrant E, expiring 07/15/15, (i)	27	0
Lake Las Vegas Resort Warrant F, expiring 07/15/15, (i)	30	0
Lake Las Vegas Resort Warrant G, expiring 07/15/15, (i)	34	0

		71,539

Diversified Support Services—0.00%
Bankruptcy Management Solutions, Inc. (i)	214	1
Bankruptcy Management Solutions, Inc. -Wts., expiring 10/01/17, (i)	18	0

		1

Environmental & Facilities Services—0.16%
Safety-Kleen Holdco, Inc. (Acquired 12/24/03; Cost $2,062,077), (g)(i)(j)	150,812	1,357,308

Integrated Telecommunication Services—0.03%
FairPoint Communications Inc. (i)	44,928	213,408

Leisure Products—0.00%
True Temper Sports Inc. (i)	2,971	24,481

Marine—0.00%
US Shipping LLC (i)	87,805	0
US Shipping LLC (i)	6,189	0

		0

Oil & Gas Storage & Transportation—0.02%
SemGroup Corp. (i)	6,668	187,704

Paper Products—0.00%
Xerium Technologies, Inc. (i)	1,766	13,086

Publishing—0.00%
Endurance Business Media, Inc. (i)	124	1,235
F&W Publications, Inc.(i)	288	0
F&W Publications, Inc. Wts., expiring 12/09/17, (i)	496	0

		1,235

Total Common Stocks & Other Equity Interests (Cost $17,952,279)		11,398,125

Money Market Funds—2.70%
Liquid Assets Portfolio — Institutional Class (k)	11,345,461	11,345,461
Premier Portfolio — Institutional Class (k)	11,345,461	11,345,461

Total Money Market Funds (Cost $22,690,922)		22,690,922

TOTAL INVESTMENTS—102.89% (Cost $894,126,800)		864,222,200

OTHER ASSETS LESS LIABILITIES—(2.89)%		(24,282,007)

NET ASSETS—100.00%		$839,940,193

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Investment Abbreviations:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
Ctfs.	— Certificates
Gtd.	— Guaranteed
Jr.	— Junior
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Syn LOC.	— Synthetic Letter of Credit
Unsec.	— Unsecured
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at time of funding. See Note 3.

(e)	This floating rate interest will settle after November 30, 2011, at which time the interest rate will be determined.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2011 represented 1.15% of the Fund’s Net Assets.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $41,338,500, which represented 4.92% of the Trust’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(i)	Non-income producing security.

(j)	Acquired as part of a bankruptcy restructuring.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Floating Rate Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
Invesco Floating Rate Fund

E.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or broad of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

F.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$27,355,061	$6,637,966	$96,020	$34,089,047
Corporate Debt Securities	—	816,326,578	—	816,326,578
Structured Products	—	13,806,575	—	13,806,575

Total Investments	$27,355,061	$836,771,119	$96,020	$864,222,200

Invesco Floating Rate Fund

NOTE 3 — Unfunded Loan Commitments
As of November 30, 2011, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value

Bausch & Lomb Inc.	Revolver Loan	$1,600,000	$1,521,336
Delta Air Lines, Inc.	Revolver Loan	1,500,000	1,404,000
General Motors Co. LLC	Revolver Loan	8,254,240	7,181,189
Key Safety Systems, Inc.	Revolver Loan	122,500	110,094
Lake Las Vegas Resort	Revolver Loan	21,106	20,895
Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	1,000,000	920,000

		$12,497,846	$11,157,514

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $169,270,464 and $183,393,737, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,935,445

Aggregate unrealized (depreciation) of investment securities	(37,543,645)

Net unrealized appreciation (depreciation) of investment securities	$(32,608,200)

Cost of investments for tax purposes is $896,830,400.
Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

GREI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—47.94%
Australia—4.37%
BWP Trust	612,443	$1,123,127
CFS Retail Property Trust	900,183	1,740,351
Challenger Diversified Property Group	3,324,438	1,731,970
Charter Hall Group	308,878	653,367
Charter Hall Retail REIT	819,593	2,778,805
Commonwealth Property Office Fund	792,263	793,020
Dexus Property Group	671,099	608,410
Investa Office Fund	2,143,551	1,335,564
Mirvac Group	1,184,498	1,592,895
Stockland	190,845	681,252

		13,038,761

Belgium—0.56%
Befimmo S.C.A. Sicafi	8,429	589,835
Intervest Offices and Warehouses	43,310	1,080,272

		1,670,107

Canada—5.60%
Artis REIT	125,800	1,731,770
Boardwalk REIT	28,600	1,457,341
Brookfield Office Properties Canada	75,901	1,722,824
Calloway REIT	57,000	1,526,856
Canadian Apartment Properties REIT	71,800	1,481,196
Chartwell Seniors Housing REIT	170,700	1,338,955
Cominar REIT	73,600	1,622,245
Dundee REIT	54,900	1,759,664
H&R REIT	68,600	1,567,193
Primaris Retail REIT	73,100	1,451,392
RioCan REIT	41,900	1,048,013

		16,707,449

China—0.36%
Shimao Property Holdings Ltd.	555,500	454,737
Soho China Ltd.	918,000	628,365

		1,083,102

France—0.87%
Mercialys	77,987	2,580,798

Germany—0.53%
Alstria Office REIT-AG	65,928	741,233
Deutsche Euroshop AG	24,361	833,365

		1,574,598

Hong Kong—0.77%
Champion REIT	2,937,000	1,171,449
Sino Land Co. Ltd.	903,000	1,138,085

		2,309,534

Japan—3.35%
Advance Residence Investment	296	558,781
Frontier Real Estate Investment Corp.	173	1,432,268
Industrial & Infrastructure Fund Investment Corp.	147	748,808
Japan Prime Realty Investment Corp.	377	923,460
Japan Real Estate Investment Corp.	143	1,190,820
Kenedix Realty Investment Corp.	206	594,532
Nippon Building Fund Inc.	155	1,425,273
Nomura Real Estate Residential Fund	282	1,187,748
Nomura Real Estate Office Fund, Inc.	126	650,913
Orix JREIT Inc.	99	420,317
United Urban Investment Corp.	808	869,619

		10,002,539

Netherlands—0.15%
Eurocommercial Properties N.V. (a)	12,827	433,580

New Zealand—2.11%
AMP NZ Office Ltd.	4,038,434	2,664,275
Goodman Property Trust	2,277,743	1,762,661
Kiwi Income Property Trust	2,293,202	1,860,686

		6,287,622

Singapore—1.31%
Ascendas REIT	907,000	1,457,465
CapitaCommercial Trust	547,000	464,773
Fortune REIT	1,365,000	569,867
Frasers Centrepoint Trust	508,000	576,022
Starhill Global REIT	1,826,000	827,273

		3,895,400

South Africa—1.57%
Fountainhead Property Trust	1,911,557	1,531,243
Growthpoint Properties Ltd.	845,972	1,917,262
Hyprop Investments Ltd.	93,506	594,868
SA Corporate Real Estate Fund	1,580,817	644,857

		4,688,230

United Kingdom—2.93%
British Land Co. PLC	324,400	2,528,866
Hansteen Holdings PLC	869,848	989,726
Land Securities Group PLC	248,750	2,689,187
SEGRO PLC	709,030	2,517,830

		8,725,609

United States—23.46%
Alexandria Real Estate Equities, Inc.	9,100	596,596
AvalonBay Communities, Inc.	6,000	749,100
Cohen & Steers Quality Income Realty Fund, Inc.	201,773	1,658,574
DiamondRock Hospitality Co.	189,800	1,666,444
Digital Realty Trust, Inc.	78,900	5,010,150
Equity Lifestyle Properties, Inc.	22,600	1,397,358
Federal Realty Investment Trust	11,900	1,052,317
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Shares	Value

United States—(continued)
General Growth Properties, Inc.	57,300	$806,784
Government Properties Income Trust	188,950	4,109,663
Healthcare Realty Trust, Inc.	125,800	2,216,596
Hospitality Properties Trust	381,300	8,400,039
Inland Real Estate Corp.	368,350	2,733,157
Kimco Realty Corp.	92,800	1,463,456
Liberty Property Trust	241,300	7,193,153
Mack-Cali Realty Corp.	72,200	1,839,656
Mid-America Apartment Communities, Inc.	11,600	664,912
National Retail Properties Inc.	263,500	6,972,210
Neuberger Berman Real Estate Securities Income Fund Inc.	12,092	44,982
Omega Healthcare Investors, Inc.	116,000	2,079,880
Piedmont Office Realty Trust Inc. -Class A	222,000	3,694,080
Public Storage	6,200	817,780
Senior Housing Properties Trust	316,950	6,944,375
Tanger Factory Outlet Centers, Inc.	26,400	748,440
Urstadt Biddle Properties -Class A	48,490	818,026
Ventas, Inc.	27,700	1,461,452
Washington REIT	47,300	1,287,033
Weingarten Realty Investors	70,400	1,456,576
Weyerhaeuser Co.	123,200	2,068,528

		69,951,317

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $144,135,952)		142,948,646

Preferred Stocks—25.54%
United States—25.54%
BioMed Realty Trust, Inc., Series A, 7.38% Pfd.	79,600	1,996,368
Brandywine Realty Trust, Series D, 7.38% Pfd.	10,355	253,698
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	184,700	4,364,461
Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	551,100
DuPont Fabros Technology, Inc. Series A, 7.88% Pfd.	59,400	1,486,188
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	60,400	1,480,404
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	317,686
Entertainment Properties Trust, Series E, 9.00% Pfd.	54,400	1,439,968
Equity Lifestyle Properties, Inc., Series A, 8.03% Pfd.	4,400	112,427
Essex Property Trust, Inc., Series H, 7.13% Pfd.	120,000	3,048,756
Health Care REIT, Inc. Series I, 6.50% Pfd.	82,500	4,034,250
Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	182,360
Hospitality Properties Trust, Series C, 7.00% Pfd.	98,800	2,424,552
Kilroy Realty Corp.,
Series E, 7.80% Pfd.	86,195	2,173,838
Series F, 7.50% Pfd.	232,500	5,812,500
LaSalle Hotel Properties,
Series D, 7.50% Pfd.	62,833	1,523,700
Series G, 7.25% Pfd.	91,450	2,220,406
Series H, 7.50% Pfd.	103,900	2,552,823
National Retail Properties Inc., Series C, 7.38% Pfd.	90,450	2,262,154
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	98,700	2,286,139
ProLogis, Inc., Series Q, 8.54% Pfd.	950	56,109
PS Business Parks, Inc.,
Series M, 7.20% Pfd.	123,100	3,097,196
Series O, 7.38% Pfd.	117,985	2,979,121
Series R, 6.88% Pfd.	45,000	1,167,750
Public Storage,
Series L, 6.75% Pfd.	62,400	1,590,576
Series M, 6.63% Pfd.	87,300	2,218,293
Series O, 6.88% Pfd.	23,100	635,250
Series Q, 6.50% Pfd.	60,000	1,602,600
Series R, 6.35% Pfd.	120,000	3,174,000
SL Green Realty Corp.,
Series C, 7.63% Pfd.	181,100	4,509,390
Series D, 7.88% Pfd.	29,200	732,336
Sunstone Hotel Investors, Inc.,
Series A, 8.00% Pfd.	60,000	1,359,000
Series D, 8.00% Pfd.	36,000	800,280
Vornado Realty Trust,
Series E, 7.00% Pfd.	112,863	2,866,720
Series H, 6.75% Pfd.	91,800	2,287,656
Series I, 6.63% Pfd.	180,900	4,480,893
Series J, 6.88% Pfd.	80,000	2,070,400

Total Preferred Stocks (Cost $75,697,539)		76,151,348

	Principle
	Amount
Mortgage Backed Securities—15.53%
United States—15.53%
Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.49%, 10/15/19(b)(c)	$1,900,000	1,816,407
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(b)	2,000,000	1,862,034
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	3,200,000	2,922,195
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(b)	350,000	345,204
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.53%, 04/12/38(b)	2,900,000	2,733,544
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Principal
	Amount	Value

Citigroup Commercial Mortgage Trust Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(b)(c)	$500,000	$488,776
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Variable Pass Through Ctfs., 5.50%, 10/15/49(b)(c)	3,285,899	3,064,257
Commercial Mortgage Pass Through Ctfs., Series 2005-C6, Class AJ, Variable Rate Pass Through Ctfs. 5.21%, 06/10/44(b)	2,000,000	1,772,732
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(c)	25,000	22,718
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.22%, 06/10/31(b)(c)	340,000	357,103
GMAC Commercial Mortgage Securities Inc., Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(c)	177,887	184,871
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(b)	400,000	408,957
GS Mortgage Securities Corp. II, Series 2003-C1, Class J, Variable Pass Through Ctfs., 5.31%, 01/10/40(b)(c)	900,000	848,303
GS Mortgage Securities Corp. II, Series 2011-ALF, Class-D, Pass Through Ctfs. 4.21%, 02/10/21(c)	3,500,000	3,302,250
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class S2, Variable Pass Through Ctfs., 8.37%, 10/12/37(b)(c)	1,895,323	1,945,532
LB-UBS Commercial Mortgage Trust,
Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	96,000	98,505
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,750,000	4,425,262
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(b)	5,260,000	4,211,624
Merrill Lynch Floating Trust, Series 2006-1, Class B, Floating Rate Pass Through Ctfs., 0.42%, 06/15/22(b)(c)	1,950,000	1,851,518
Merrill Lynch Mortgage Trust,
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(b)	25,000	24,649
Series 2005-CIP1, Class AJ,, Variable Rate Pass Through Ctfs.,, 5.14%, 07/12/38	2,850,000	2,435,502
Morgan Stanley Capital I,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(b)	5,060,000	4,779,415
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.73%, 10/15/42(b)	270,000	220,266
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, Variable Rate Pass Through Ctfs. 5.95%, 08/15/39(c)	3,148,000	2,976,763
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	179,163
Series 2004-C15, Class 175B,, Variable Rate Pass Through Ctfs., 5.85%, 10/15/41(b)(c)	2,700,000	2,661,930
Series 2004-C15, Class 175C,, Variable Rate Pass Through Ctfs., 5.85%, 10/15/41(b)(c)	396,000	385,583

Total Mortgage Backed Securities (Cost $46,514,610)		46,325,063

U.S. Dollar Denominated Bonds & Notes—4.17%
Brazil—0.62%
BR Properties SA Sr. Unsec. Gtd. Notes, 9.00%, 10/29/49(c)(d)	1,850,000	1,859,588

United States—3.55%
Brookdale Senior Living, Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,000,000	1,647,500
Developers Diversified Realty Corp., Sr. Unsec. Medium-Term Notes, 7.50%, 07/15/18	1,000,000	1,030,000
Host Hotels & Resorts L.P., Sr. Unsec. Gtd. Conv. Putable Notes, 2.63%, 04/15/12(c)	2,000,000	2,015,000
Omega Healthcare Investors, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.75%, 10/15/22	1,450,000	1,435,500
7.00%, 01/15/16	2,000,000	2,037,500
Senior Housing Properties Trust,
Sr. Unsec. Notes,
8.63%, 01/15/12	1,509,000	1,520,317
4.30%, 01/15/16	900,000	887,063

		10,572,880

Total U.S. Dollar Denominated Bonds & Notes (Cost $12,305,439)		12,432,468

Non-U.S. Dollar Denominated Bonds & Notes—4.05%(e)
Australia—2.92%
CFS Retail Property Conv. Notes, 5.75%, 07/04/16	AUD 2,100,000	2,104,590
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16	AUD 2,000,000	2,148,559
Stockland Trust Management Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 7.50%, 07/01/16	AUD 2,250,000	2,426,231
Westfield Retail Trust- DIP, Sr. Unsec. Gtd. Medium-Term Notes, 7.00%, 10/18/16	AUD 1,900,000	2,026,983

		8,706,363

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Principal
	Amount		Value

Canada—0.26%
Primaris REIT, Unsec. Sub. Conv., 5.40%, 11/30/18	CAD	812,000	$788,195

Ireland—0.87%
Titan Europe PLC/ Ireland, Series 2005-CT1X, Class C, Floating Rate Pass Through Ctfs., 1.59%, 07/28/14(b)	GBP	1,748,139	2,592,634

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,101,082)			12,087,192

Money Market Funds—2.09%
Liquid Assets Portfolio — Institutional Class (f)		3,118,385	3,118,385
Premier Portfolio — Institutional Class (f)		3,118,386	3,118,386

Total Money Market Funds (Cost $6,236,771)			6,236,771

TOTAL INVESTMENTS—99.32% (Cost $296,991,393)			296,181,488

OTHER ASSETS LESS LIABILITIES—0.68%			2,023,019

NET ASSETS—100.00%			$298,204,507

Investment Abbreviations:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

Conv.	—	Convertible

Ctfs.	—	Certificates

DIP	—	Debtor-in-possession

GBP	—	British Pound

Gtd.	—	Guaranteed

Pfd.	—	Preferred

REIT	—	Real Estate Investment Trust

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $20,803,836, which represented 6.98% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.

(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Real Estate Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Global Real Estate Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$21,745,124	$—	$21,745,124
Belgium	1,670,107	—	—	1,670,107
Brazil	—	1,859,588	—	1,859,588
Canada	16,707,449	788,195	—	17,495,644
China	—	1,083,102	—	1,083,102
France	—	2,580,798	—	2,580,798
Germany	1,574,598	—	—	1,574,598
Hong Kong	—	2,309,534	—	2,309,534
Ireland	—	2,592,634	—	2,592,634
Japan	—	10,002,539	—	10,002,539
Netherlands	—	433,580	—	433,580
New Zealand	—	6,287,622	—	6,287,622
Singapore	—	3,895,400	—	3,895,400
South Africa	3,448,505	1,239,725	—	4,688,230
United Kingdom	989,726	7,735,883	—	8,725,609
United States	146,518,319	62,719,060	—	209,237,379

Total Investments	$170,908,704	$125,272,784	$—	$296,181,488

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $59,113,074 and $35,789,997, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,054,955
Aggregate unrealized (depreciation) of investment securities	(16,752,581)

Net unrealized appreciation (depreciation) of investment securities	$(3,697,626)

Cost of investments for tax purposes is $299,879,114.
Invesco Global Real Estate Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-SPI-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.58%
Advertising—0.15%
Interpublic Group of Cos., Inc. (The)	20,395	$191,305
Omnicom Group Inc.	11,960	516,313

		707,618

Aerospace & Defense—2.66%
Boeing Co. (The)	31,586	2,169,642
General Dynamics Corp.	15,410	1,017,985
Goodrich Corp.	5,327	649,947
Honeywell International Inc.	33,348	1,805,794
L-3 Communications Holdings, Inc.	4,255	282,107
Lockheed Martin Corp.	11,776	920,294
Northrop Grumman Corp.	11,135	635,475
Precision Castparts Corp.	6,114	1,007,282
Raytheon Co.	15,058	686,193
Rockwell Collins, Inc.	6,591	361,846
Textron Inc.	11,868	230,595
United Technologies Corp.	38,730	2,966,718
Xylem, Inc.	7,947	189,933

		12,923,811

Agricultural Products—0.18%
Archer-Daniels-Midland Co.	28,803	867,546

Air Freight & Logistics—1.03%
C.H. Robinson Worldwide, Inc.	7,066	484,092
Expeditors International of Washington, Inc.	9,026	392,721
FedEx Corp.	13,480	1,119,919
United Parcel Service, Inc. -Class B	41,803	2,999,365

		4,996,097

Airlines—0.06%
Southwest Airlines Co.	34,267	287,157

Aluminum—0.09%
Alcoa Inc.	45,357	454,477

Apparel Retail—0.51%
Abercrombie & Fitch Co. -Class A	3,717	178,081
Gap, Inc. (The)	14,770	276,051
Limited Brands, Inc.	10,584	448,021
Ross Stores, Inc.	4,944	440,461
TJX Cos., Inc.	16,237	1,001,823
Urban Outfitters, Inc. (b)	5,012	135,224

		2,479,661

Apparel, Accessories & Luxury Goods—0.34%
Coach, Inc.	12,271	768,042
Polo Ralph Lauren Corp.	2,779	394,229
VF Corp.	3,693	512,182

		1,674,453

Application Software—0.60%
Adobe Systems Inc. (b)	21,049	577,164
Autodesk, Inc. (b)	9,774	333,000
Citrix Systems, Inc. (b)	8,016	572,262
Compuware Corp. (b)	9,316	76,950
Intuit Inc. (b)	12,918	687,754
Salesforce.com, Inc. (b)	5,812	688,257

		2,935,387

Asset Management & Custody Banks—1.09%
Ameriprise Financial, Inc.	10,087	463,094
Bank of New York Mellon Corp. (The)	52,539	1,022,409
BlackRock, Inc.	4,253	731,686
Federated Investors, Inc. -Class B	3,992	63,353
Franklin Resources, Inc.	6,223	627,403
Invesco Ltd. (c)	19,216	389,124
Legg Mason, Inc.	5,301	140,636
Northern Trust Corp.	10,299	387,551
State Street Corp.	21,482	851,761
T. Rowe Price Group Inc.	10,963	622,260

		5,299,277

Auto Parts & Equipment—0.19%
Johnson Controls, Inc.	28,971	912,007

Automobile Manufacturers—0.35%
Ford Motor Co. (b)	161,958	1,716,755

Automotive Retail—0.24%
AutoNation, Inc. (b)	2,083	75,217
AutoZone, Inc. (b)	1,241	407,519
CarMax, Inc. (b)	9,664	277,937
O’Reilly Automotive, Inc. (b)	5,461	421,808

		1,182,481

Biotechnology—1.21%
Amgen Inc.	37,359	2,163,460
Biogen Idec Inc. (b)	10,366	1,191,572
Celgene Corp. (b)	19,554	1,233,466
Gilead Sciences, Inc. (b)	32,880	1,310,268

		5,898,766

Brewers—0.06%
Molson Coors Brewing Co. -Class B	6,979	283,278

Broadcasting—0.29%
CBS Corp. -Class B	28,551	743,468
Discovery Communications, Inc. -Class A (b)	11,712	491,670
Scripps Networks Interactive -Class A	4,247	169,115

		1,404,253

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Building Products—0.03%
Masco Corp.	15,243	$146,028

Cable & Satellite—1.05%
Cablevision Systems Corp. -Class A	9,609	144,135
Comcast Corp. -Class A	117,174	2,656,335
DIRECTV -Class A (b)	31,466	1,485,824
Time Warner Cable Inc.	13,832	836,559

		5,122,853

Casinos & Gaming—0.13%
International Game Technology	12,680	216,321
Wynn Resorts Ltd.	3,429	413,400

		629,721

Coal & Consumable Fuels—0.22%
Alpha Natural Resources, Inc. (b)	9,649	231,576
CONSOL Energy Inc.	9,653	401,951
Peabody Energy Corp.	11,587	454,558

		1,088,085

Commercial Printing—0.02%
R. R. Donnelley & Sons Co.	7,961	119,574

Communications Equipment—2.17%
Cisco Systems, Inc.	234,432	4,369,812
F5 Networks, Inc. (b)	3,439	388,710
Harris Corp.	5,095	181,382
JDS Uniphase Corp. (b)	9,741	106,956
Juniper Networks, Inc. (b)	22,715	515,858
Motorola Mobility Holdings Inc. (b)	11,187	436,293
Motorola Solutions, Inc. (b)	12,209	569,794
QUALCOMM, Inc.	71,594	3,923,351
Tellabs, Inc.	15,545	61,714

		10,553,870

Computer & Electronics Retail—0.10%
Best Buy Co., Inc.	12,869	348,621
GameStop Corp. -Class A (b)	5,927	137,032

		485,653

Computer Hardware—3.83%
Apple Inc. (b)	39,514	15,102,251
Dell Inc. (b)	66,096	1,041,673
Hewlett-Packard Co.	88,405	2,470,919

		18,614,843

Computer Storage & Peripherals—0.72%
EMC Corp. (b)	88,013	2,025,179
Lexmark International, Inc. -Class A (b)	3,059	102,354
NetApp, Inc. (b)	15,697	578,121
SanDisk Corp. (b)	10,223	504,096
Western Digital Corp. (b)	9,962	289,595

		3,499,345

Construction & Engineering—0.17%
Fluor Corp.	7,446	408,190
Jacobs Engineering Group, Inc. (b)	5,403	224,440
Quanta Services, Inc. (b)	9,044	186,216

		818,846

Construction & Farm Machinery & Heavy Trucks—1.22%
Caterpillar Inc.	27,536	2,695,224
Cummins Inc.	8,289	798,479
Deere & Co.	17,641	1,398,049
Joy Global Inc.	4,456	406,744
PACCAR Inc.	15,572	631,756

		5,930,252

Construction Materials—0.04%
Vulcan Materials Co.	5,517	178,971

Consumer Electronics—0.03%
Harman International Industries, Inc.	2,957	122,124

Consumer Finance—0.79%
American Express Co.	44,266	2,126,539
Capital One Financial Corp.	19,578	874,353
Discover Financial Services	23,257	553,982
SLM Corp. (b)	21,919	282,317

		3,837,191

Data Processing & Outsourced Services—1.37%
Automatic Data Processing, Inc.	20,870	1,066,248
Computer Sciences Corp.	6,590	160,994
Fidelity National Information Services, Inc.	10,595	255,234
Fiserv, Inc. (b)	5,990	345,383
MasterCard, Inc. -Class A	4,548	1,703,453
Paychex, Inc.	13,706	398,982
Total System Services, Inc.	7,019	140,661
Visa Inc. -Class A	21,802	2,114,140
Western Union Co.	26,753	466,572

		6,651,667

Department Stores—0.38%
JC Penney Co., Inc.	6,097	195,348
Kohl’s Corp.	12,030	647,214
Macy’s, Inc.	18,203	588,503
Nordstrom, Inc.	7,013	317,548
Sears Holdings Corp. (b)	1,593	96,106

		1,844,719

Distillers & Vintners—0.17%
Beam, Inc.	6,618	347,577
Brown-Forman Corp. -Class B	4,343	346,615
Constellation Brands, Inc. -Class A (b)	7,466	145,363

		839,555

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Distributors—0.08%
Genuine Parts Co.	6,706	$392,301

Diversified Banks—1.68%
Comerica Inc.	8,523	214,950
U.S. Bancorp	81,874	2,122,174
Wells Fargo & Co.	225,041	5,819,560

		8,156,684

Diversified Chemicals—0.90%
Dow Chemical Co. (The)	50,345	1,395,060
E. I. du Pont de Nemours and Co.	39,744	1,896,584
Eastman Chemical Co.	5,947	235,620
FMC Corp.	3,099	260,068
PPG Industries, Inc.	6,729	590,470

		4,377,802

Diversified Metals & Mining—0.34%
Freeport-McMoRan Copper & Gold Inc.	40,400	1,599,840
Titanium Metals Corp. (b)	3,582	55,807

		1,655,647

Diversified REIT’s—0.12%
Vornado Realty Trust	7,825	582,571

Diversified Support Services—0.08%
Cintas Corp.	4,747	144,309
Iron Mountain Inc.	7,910	240,226

		384,535

Drug Retail—0.73%
CVS Caremark Corp.	57,320	2,226,309
Walgreen Co.	38,590	1,301,255

		3,527,564

Education Services—0.07%
Apollo Group, Inc. -Class A (b)	4,952	240,073
DeVry, Inc.	2,622	90,485

		330,558

Electric Utilities—2.02%
American Electric Power Co., Inc.	20,554	815,583
Duke Energy Corp.	56,764	1,183,529
Edison International	13,859	544,797
Entergy Corp.	7,527	529,600
Exelon Corp.	28,244	1,251,492
FirstEnergy Corp.	17,824	792,633
NextEra Energy, Inc.	18,000	997,920
Northeast Utilities	7,519	260,233
Pepco Holdings, Inc.	9,669	191,253
Pinnacle West Capital Corp.	4,693	222,495
PPL Corp.	24,624	739,212
Progress Energy, Inc.	12,512	680,403
Southern Co.	36,554	1,605,086

		9,814,236

Electrical Components & Equipment—0.59%
Cooper Industries PLC (Ireland)	7,034	390,598
Emerson Electric Co.	31,740	1,658,415
Rockwell Automation, Inc.	6,133	460,159
Roper Industries, Inc.	4,136	352,346

		2,861,518

Electronic Components—0.25%
Amphenol Corp. -Class A	7,286	330,275
Corning Inc.	66,964	888,612

		1,218,887

Electronic Equipment & Instruments—0.04%
FLIR Systems, Inc.	6,770	181,842

Electronic Manufacturing Services—0.18%
Jabil Circuit, Inc.	7,728	156,647
Molex Inc.	5,826	145,300
TE Connectivity Ltd.	18,471	585,715

		887,662

Environmental & Facilities Services—0.27%
Republic Services, Inc.	13,610	373,594
Stericycle, Inc. (b)	3,695	299,369
Waste Management, Inc.	20,119	629,725

		1,302,688

Fertilizers & Agricultural Chemicals—0.56%
CF Industries Holdings, Inc.	2,796	390,881
Monsanto Co.	22,790	1,673,926
Mosaic Co. (The)	12,740	672,162

		2,736,969

Food Distributors—0.15%
Sysco Corp.	25,261	720,949

Food Retail—0.29%
Kroger Co. (The)	25,790	597,812
Safeway Inc.	14,902	298,040
SUPERVALU Inc.	9,017	66,275
Whole Foods Market, Inc.	6,748	459,539

		1,421,666

Footwear—0.32%
NIKE, Inc. -Class B	16,189	1,557,058

Gas Utilities—0.10%
Nicor Inc.	1,982	111,230
ONEOK, Inc.	4,455	370,478

		481,708

General Merchandise Stores—0.40%
Big Lots, Inc. (b)	2,787	111,787
Family Dollar Stores, Inc.	5,151	306,072
Target Corp.	28,779	1,516,653

		1,934,512

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Gold—0.30%
Newmont Mining Corp.	21,062	$1,450,751

Health Care Distributors—0.42%
AmerisourceBergen Corp.	11,519	427,931
Cardinal Health, Inc.	14,669	622,846
McKesson Corp.	10,528	856,031
Patterson Cos. Inc.	4,022	121,344

		2,028,152

Health Care Equipment—1.74%
Baxter International Inc.	24,219	1,251,154
Becton, Dickinson and Co.	9,283	684,900
Boston Scientific Corp. (b)	65,240	384,916
C.R. Bard, Inc.	3,736	325,742
CareFusion Corp. (b)	9,512	235,707
Covidien PLC (Ireland)	21,030	957,916
Edwards Lifesciences Corp. (b)	4,866	321,302
Intuitive Surgical, Inc. (b)	1,664	722,525
Medtronic, Inc.	45,007	1,639,605
St. Jude Medical, Inc.	14,018	538,852
Stryker Corp.	14,043	685,720
Varian Medical Systems, Inc. (b)	5,024	312,643
Zimmer Holdings, Inc. (b)	7,636	386,000

		8,446,982

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	18,512	86,081

Health Care Services—0.61%
DaVita, Inc. (b)	3,954	301,216
Express Scripts, Inc. (b)	20,807	949,839
Laboratory Corp. of America Holdings (b)	4,344	372,368
Medco Health Solutions, Inc. (b)	16,431	931,145
Quest Diagnostics Inc.	6,707	393,432

		2,948,000

Health Care Supplies—0.04%
DENTSPLY International Inc.	5,998	216,588

Health Care Technology—0.08%
Cerner Corp. (b)	6,171	376,308

Home Entertainment Software—0.07%
Electronic Arts Inc. (b)	14,225	329,878

Home Furnishings—0.03%
Leggett & Platt, Inc.	6,070	135,847

Home Improvement Retail—0.80%
Home Depot, Inc. (The)	66,673	2,614,915
Lowe’s Cos., Inc.	53,726	1,289,961

		3,904,876

Homebuilding—0.07%
D.R. Horton, Inc.	11,901	141,741
Lennar Corp. -Class A	6,838	125,888
PulteGroup Inc. (b)	14,337	87,599

		355,228

Homefurnishing Retail—0.13%
Bed Bath & Beyond Inc. (b)	10,458	632,814

Hotels, Resorts & Cruise Lines—0.33%
Carnival Corp.	19,705	654,206
Marriott International Inc. -Class A	11,396	348,945
Starwood Hotels & Resorts Worldwide, Inc.	8,166	389,355
Wyndham Worldwide Corp.	6,504	230,567

		1,623,073

Household Appliances—0.13%
Stanley Black & Decker Inc.	7,130	466,516
Whirlpool Corp.	3,262	160,034

		626,550

Household Products—2.27%
Clorox Co. (The)	5,643	366,569
Colgate-Palmolive Co.	20,734	1,897,161
Kimberly-Clark Corp.	16,698	1,193,406
Procter & Gamble Co. (The)	117,116	7,562,180

		11,019,316

Housewares & Specialties—0.04%
Newell Rubbermaid Inc.	12,374	189,322

Human Resource & Employment Services—0.03%
Robert Half International, Inc.	6,183	163,788

Hypermarkets & Super Centers—1.23%
Costco Wholesale Corp.	18,659	1,591,613
Wal-Mart Stores, Inc.	74,920	4,412,788

		6,004,401

Independent Power Producers & Energy Traders—0.18%
AES Corp. (The) (b)	28,011	338,373
Constellation Energy Group Inc.	8,579	344,532
NRG Energy, Inc. (b)	10,310	202,901

		885,806

Industrial Conglomerates—2.42%
3M Co.	30,241	2,450,731
Danaher Corp.	24,251	1,173,263
General Electric Co. (d)	451,816	7,188,393
Tyco International Ltd.	19,791	949,176

		11,761,563

Industrial Gases—0.47%
Air Products & Chemicals, Inc.	9,097	761,874

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Industrial Gases—(continued)
Airgas, Inc.	2,853	$219,538
Praxair, Inc.	12,838	1,309,476

		2,290,888

Industrial Machinery—0.76%
Dover Corp.	7,890	433,713
Eaton Corp.	14,518	652,003
Flowserve Corp.	2,416	248,292
Illinois Tool Works Inc.	20,944	951,695
Ingersoll-Rand PLC (Ireland)	13,304	440,629
Pall Corp.	4,997	272,287
Parker Hannifin Corp.	6,632	548,997
Snap-On Inc.	2,525	129,533

		3,677,149

Industrial REIT’s—0.11%
Prologis, Inc.	19,562	544,215

Insurance Brokers—0.27%
Aon Corp.	13,897	638,845
Marsh & McLennan Cos., Inc.	23,086	696,966

		1,335,811

Integrated Oil & Gas—7.05%
Chevron Corp.	85,371	8,777,846
ConocoPhillips	58,521	4,173,718
Exxon Mobil Corp.	207,236	16,670,064
Hess Corp.	12,853	774,008
Murphy Oil Corp.	8,244	461,004
Occidental Petroleum Corp.	34,641	3,425,995

		34,282,635

Integrated Telecommunication Services—2.75%
AT&T Inc.	252,582	7,319,826
CenturyLink Inc.	26,273	985,763
Frontier Communications Corp.	42,418	242,631
Verizon Communications Inc.	120,646	4,551,973
Windstream Corp.	21,735	255,604

		13,355,797

Internet Retail—0.90%
Amazon.com, Inc. (b)	15,477	2,976,072
Expedia, Inc.	8,279	230,281
Netflix Inc. (b)	2,266	146,225
Priceline.com Inc. (b)	2,127	1,033,488

		4,386,066

Internet Software & Services—1.90%
Akamai Technologies, Inc. (b)	7,899	228,360
eBay Inc. (b)	48,887	1,446,566
Google Inc. -Class A (b)	10,733	6,433,253
Monster Worldwide, Inc. (b)	5,473	40,007
VeriSign, Inc.	7,079	237,713
Yahoo! Inc. (b)	53,815	845,434

		9,231,333

Investment Banking & Brokerage—0.75%
Charles Schwab Corp. (The)	45,939	549,430
E*TRADE Financial Corp. (b)	10,853	99,631
Goldman Sachs Group, Inc. (The)	21,557	2,066,454
Morgan Stanley	63,272	935,793

		3,651,308

IT Consulting & Other Services—2.58%
Accenture PLC -Class A (Ireland)	27,466	1,591,105
Cognizant Technology Solutions Corp. -Class A (b)	12,903	869,017
International Business Machines Corp.	50,902	9,569,576
SAIC, Inc. (b)	11,819	142,419
Teradata Corp. (b)	7,161	388,341

		12,560,458

Leisure Products—0.12%
Hasbro, Inc.	5,127	183,598
Mattel, Inc.	14,596	420,511

		604,109

Life & Health Insurance—0.91%
Aflac, Inc.	19,910	864,891
Lincoln National Corp.	13,105	264,459
MetLife, Inc.	45,072	1,418,867
Principal Financial Group, Inc.	13,326	321,556
Prudential Financial, Inc.	20,713	1,048,906
Torchmark Corp.	4,529	192,890
Unum Group	12,894	290,244

		4,401,813

Life Sciences Tools & Services—0.42%
Agilent Technologies, Inc. (b)	14,782	554,325
Life Technologies Corp. (b)	7,674	297,214
PerkinElmer, Inc.	4,834	91,459
Thermo Fisher Scientific, Inc. (b)	16,275	768,994
Waters Corp. (b)	3,857	308,560

		2,020,552

Managed Health Care—1.10%
Aetna Inc.	15,890	664,520
CIGNA Corp.	12,163	537,969
Coventry Health Care, Inc. (b)	6,355	202,979
Humana Inc.	7,079	627,766
UnitedHealth Group Inc.	45,868	2,236,982
WellPoint Inc.	15,362	1,083,789

		5,354,005

Metal & Glass Containers—0.08%
Ball Corp.	7,006	245,981
Owens-Illinois, Inc. (b)	6,965	136,026

		382,007

Motorcycle Manufacturers—0.08%
Harley-Davidson, Inc.	10,101	371,414

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Movies & Entertainment—1.48%
News Corp. -Class A	97,409	$1,698,813
Time Warner Inc.	44,530	1,550,535
Viacom Inc. -Class B	24,490	1,096,172
Walt Disney Co. (The)	79,107	2,835,986

		7,181,506

Multi-Line Insurance—0.32%
American International Group, Inc. (b)	18,617	433,962
Assurant, Inc.	4,002	157,039
Genworth Financial Inc. -Class A (b)	20,914	137,823
Hartford Financial Services Group, Inc.	18,984	337,156
Loews Corp.	13,226	508,275

		1,574,255

Multi-Sector Holdings—0.04%
Leucadia National Corp.	8,395	196,611

Multi-Utilities—1.43%
Ameren Corp.	10,328	349,190
CenterPoint Energy, Inc.	18,150	361,185
CMS Energy Corp.	10,765	225,204
Consolidated Edison, Inc.	12,438	739,066
Dominion Resources, Inc.	24,260	1,252,301
DTE Energy Co.	7,206	379,396
Integrys Energy Group, Inc.	3,336	171,771
NiSource Inc.	12,009	275,126
PG&E Corp.	17,143	665,834
Public Service Enterprise Group Inc.	21,562	710,252
SCANA Corp.	4,906	214,000
Sempra Energy	10,237	544,506
TECO Energy, Inc.	9,209	172,945
Wisconsin Energy Corp.	9,961	330,506
Xcel Energy, Inc.	20,652	542,941

		6,934,223

Office Electronics—0.10%
Xerox Corp.	59,819	487,525

Office REIT’s—0.12%
Boston Properties, Inc.	6,291	600,036

Office Services & Supplies—0.06%
Avery Dennison Corp.	4,548	119,203
Pitney Bowes Inc.	8,621	160,609

		279,812

Oil & Gas Drilling—0.25%
Diamond Offshore Drilling, Inc.	2,957	177,863
Helmerich & Payne, Inc.	4,567	260,136
Nabors Industries Ltd. (b)	12,205	218,958
Noble Corp. (b)	10,775	372,061
Rowan Cos., Inc. (b)	5,412	183,521

		1,212,539

Oil & Gas Equipment & Services—1.89%
Baker Hughes, Inc.	18,591	1,015,254
Cameron International Corp. (b)	10,461	564,789

FMC Technologies, Inc. (b)	10,255	536,952
Halliburton Co.	39,196	1,442,413
National Oilwell Varco Inc.	18,057	1,294,687
Schlumberger Ltd.	57,512	4,332,379

		9,186,474

Oil & Gas Exploration & Production—2.28%
Anadarko Petroleum Corp.	21,217	1,724,306
Apache Corp.	16,363	1,627,137
Cabot Oil & Gas Corp.	4,434	392,808
Chesapeake Energy Corp.	28,165	713,701
Denbury Resources Inc. (b)	17,148	289,801
Devon Energy Corp.	17,751	1,161,980
EOG Resources, Inc.	11,492	1,192,180
EQT Corp.	6,320	391,903
Marathon Oil Corp.	30,432	850,879
Newfield Exploration Co. (b)	5,670	259,686
Noble Energy, Inc.	7,502	738,122
Pioneer Natural Resources Co.	4,937	466,744
QEP Resources Inc.	7,519	245,495
Range Resources Corp.	6,828	489,636
Southwestern Energy Co. (b)	14,816	563,749

		11,108,127

Oil & Gas Refining & Marketing—0.28%
Marathon Petroleum Corp.	15,183	506,960
Sunoco, Inc.	4,612	178,992
Tesoro Corp. (b)	6,163	147,234
Valero Energy Corp.	24,384	543,032

		1,376,218

Oil & Gas Storage & Transportation—0.50%
El Paso Corp.	32,829	821,053
Spectra Energy Corp.	27,715	815,375
Williams Cos., Inc. (The)	25,099	810,196

		2,446,624

Other Diversified Financial Services—2.24%
Bank of America Corp.	431,952	2,349,819
Citigroup Inc.	124,370	3,417,688
JPMorgan Chase & Co.	166,187	5,146,811

		10,914,318

Packaged Foods & Meats—1.73%
Campbell Soup Co.	7,611	248,119
ConAgra Foods, Inc.	17,670	446,344
Dean Foods Co. (b)	7,813	79,380
General Mills, Inc.	27,558	1,100,942
H.J. Heinz Co.	13,653	718,830
Hershey Co. (The)	6,567	378,785
Hormel Foods Corp.	5,953	179,245
J M Smucker Co. (The)	4,870	370,023
Kellogg Co.	10,678	524,930
Kraft Foods Inc. -Class A	75,275	2,721,191

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Packaged Foods & Meats—(continued)
McCormick & Co., Inc.	5,607	$273,061
Mead Johnson Nutrition Co.	8,674	653,673
Sara Lee Corp.	25,097	475,839
Tyson Foods, Inc. -Class A	12,592	253,603

		8,423,965

Paper Packaging—0.05%
Bemis Co., Inc.	4,456	131,407
Sealed Air Corp.	6,875	121,138

		252,545

Paper Products—0.15%
International Paper Co.	18,629	529,064
MeadWestvaco Corp.	7,264	216,830

		745,894

Personal Products—0.18%
Avon Products, Inc.	18,356	312,052
Estee Lauder Cos. Inc. (The) -Class A	4,788	564,888

		876,940

Pharmaceuticals—5.95%
Abbott Laboratories	66,344	3,619,065
Allergan, Inc.	13,069	1,094,137
Bristol-Myers Squibb Co.	72,699	2,378,711
Eli Lilly & Co.	43,421	1,643,485
Forest Laboratories, Inc. (b)	11,748	351,970
Hospira, Inc. (b)	7,064	199,134
Johnson & Johnson	116,800	7,559,296
Merck & Co., Inc.	131,311	4,694,368
Mylan Inc. (b)	18,167	354,802
Pfizer Inc.	332,548	6,674,238
Watson Pharmaceuticals, Inc. (b)	5,368	346,880

		28,916,086

Property & Casualty Insurance—2.12%
ACE Ltd. (Switzerland)	14,383	1,000,050
Allstate Corp. (The)	22,018	589,862
Berkshire Hathaway Inc. -Class B (b)	74,956	5,903,535
Chubb Corp. (The)	12,138	818,587
Cincinnati Financial Corp.	6,939	205,741
Progressive Corp. (The)	27,222	513,407
Travelers Cos., Inc. (The)	17,846	1,003,837
XL Group PLC (Ireland)	13,967	288,000

		10,323,019

Publishing—0.15%
Gannett Co., Inc.	10,290	111,749
McGraw-Hill Cos., Inc. (The)	12,801	546,603
Washington Post Co. (The) -Class B	214	76,807

		735,159

Railroads—0.88%
CSX Corp.	46,683	1,013,488
Norfolk Southern Corp.	14,806	1,118,445

Union Pacific Corp.	20,802	2,151,135

		4,283,068

Real Estate Services—0.05%
CBRE Group, Inc. (b)	13,828	232,449

Regional Banks—0.84%
BB&T Corp.	29,709	688,358
Fifth Third Bancorp	39,204	473,976
First Horizon National Corp.	11,280	86,856
Huntington Bancshares Inc.	36,796	193,179
KeyCorp	40,612	296,061
M&T Bank Corp.	5,394	393,654
PNC Financial Services Group, Inc.	22,428	1,215,822
Regions Financial Corp.	53,652	220,510
SunTrust Banks, Inc.	22,882	414,851
Zions Bancorp.	7,834	126,049

		4,109,316

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	2,134	149,103
Equifax Inc.	5,255	195,223

		344,326

Residential REIT’s—0.27%
Apartment Investment & Management Co. -Class A	5,149	112,145
AvalonBay Communities, Inc.	4,043	504,768
Equity Residential	12,593	695,008

		1,311,921

Restaurants—1.52%
Chipotle Mexican Grill, Inc. (b)	1,331	427,996
Darden Restaurants, Inc.	5,729	273,331
McDonald’s Corp.	43,975	4,200,492
Starbucks Corp.	31,799	1,382,620
Yum! Brands, Inc.	19,793	1,109,200

		7,393,639

Retail REIT’s—0.38%
Kimco Realty Corp.	17,345	273,531
Simon Property Group, Inc.	12,512	1,555,742

		1,829,273

Semiconductor Equipment—0.24%
Applied Materials, Inc.	56,156	605,362
KLA-Tencor Corp.	7,105	327,540
MEMC Electronic Materials, Inc. (b)	9,819	40,945
Novellus Systems, Inc. (b)	2,967	102,718
Teradyne, Inc. (b)	7,924	106,657

		1,183,222

Semiconductors—2.19%
Advanced Micro Devices, Inc. (b)	24,750	140,828
Altera Corp.	13,781	519,130
Analog Devices, Inc.	12,721	443,454
Broadcom Corp. -Class A (b)	20,521	622,710

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Semiconductors—(continued)
First Solar, Inc. (b)	2,485	$118,932
Intel Corp.	223,811	5,575,132
Linear Technology Corp.	9,734	298,152
LSI Corp. (b)	24,416	137,218
Microchip Technology, Inc.	8,091	282,457
Micron Technology, Inc. (b)	42,791	256,318
NVIDIA Corp. (b)	25,731	402,176
Texas Instruments Inc.	49,242	1,482,184
Xilinx, Inc.	11,341	370,964

		10,649,655

Soft Drinks—2.38%
Coca-Cola Co. (The)	97,865	6,579,464
Coca-Cola Enterprises, Inc.	13,563	354,266
Dr. Pepper Snapple Group, Inc.	9,259	338,231
PepsiCo, Inc.	67,454	4,317,056

		11,589,017

Specialized Consumer Services—0.04%
H&R Block, Inc.	12,994	204,396

Specialized Finance—0.38%
CME Group Inc.	2,834	706,459
IntercontinentalExchange Inc. (b)	3,169	385,731
Moody’s Corp.	8,566	297,326
NASDAQ OMX Group, Inc. (The) (b)	5,416	142,170
NYSE Euronext	11,192	319,644

		1,851,330

Specialized REIT’s—0.74%
HCP, Inc.	17,354	670,732
Health Care REIT, Inc.	8,031	402,915
Host Hotels & Resorts Inc.	30,096	425,858
Plum Creek Timber Co., Inc.	6,889	253,791
Public Storage	6,036	796,149
Ventas, Inc.	12,224	644,938
Weyerhaeuser Co.	22,958	385,465

		3,579,848

Specialty Chemicals—0.33%
Ecolab Inc.	12,816	730,768
International Flavors & Fragrances Inc.	3,447	187,034
Sherwin-Williams Co. (The)	3,798	329,781
Sigma-Aldrich Corp.	5,183	335,910

		1,583,493

Specialty Stores—0.16%
Staples, Inc.	30,226	435,557
Tiffany & Co.	5,416	363,088

		798,645

Steel—0.29%
AK Steel Holding Corp.	4,653	39,364
Allegheny Technologies, Inc.	4,503	226,141
Cliffs Natural Resources Inc.	6,248	423,677
Nucor Corp.	13,457	530,609

United States Steel Corp.	6,183	168,796

		1,388,587

Systems Software—3.07%
BMC Software, Inc. (b)	7,437	265,204
CA, Inc.	16,132	341,999
Microsoft Corp.	317,823	8,129,912
Oracle Corp.	168,406	5,279,528
Red Hat, Inc. (b)	8,276	414,462
Symantec Corp. (b)	31,955	522,464

		14,953,569

Thrifts & Mortgage Finance—0.07%
Hudson City Bancorp, Inc.	22,482	125,675
People’s United Financial Inc.	16,045	199,760

		325,435

Tires & Rubber—0.03%
Goodyear Tire & Rubber Co. (The) (b)	10,444	146,112

Tobacco—1.95%
Altria Group, Inc.	88,281	2,532,782
Lorillard, Inc.	5,899	658,446
Philip Morris International Inc.	74,866	5,707,784
Reynolds American Inc.	14,388	602,282

		9,501,294

Trading Companies & Distributors—0.21%
Fastenal Co.	12,534	522,041
W.W. Grainger, Inc.	2,572	480,707

		1,002,748

Trucking—0.02%
Ryder System, Inc.	2,189	114,441

Wireless Telecommunication Services—0.30%
American Tower Corp. -Class A (b)	16,867	995,153
MetroPCS Communications, Inc. (b)	12,451	104,340
Sprint Nextel Corp. (b)	127,629	344,598

		1,444,091

Total Common Stocks & Other Equity Interests (Cost $369,310,543)		484,260,313

Money Market Funds—0.60%
Liquid Assets Portfolio — Institutional Class (e)	1,455,183	1,455,183
Premier Portfolio — Institutional Class (e)	1,455,182	1,455,182

Total Money Market Funds (Cost $2,910,364)		2,910,365
TOTAL INVESTMENTS—100.18% (Cost $372,220,907)		487,170,678

OTHER ASSETS LESS LIABILITIES—(0.18%)		(881,880)

NET ASSETS—100.00%		$486,288,798

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
 November 30, 2011
 (Unaudited
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco S&P 500 Index Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$487,170,678	$—	$—	$487,170,678
Futures*	151,143	—	—	151,143

Total Investments	$487,321,821	$—	$—	$487,321,821

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	66	December-2011	$4,111,800	$151,143
NOTE 4 — Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended November 30, 2011.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	08/31/11	at Cost	from Sales	Appreciation	(Loss)	11/30/11	Income

Invesco Ltd.	$371,380	$—	$(19,215)	$45,495	$(8,536)	$389,124	$2,369
Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $4,928,184 and $19,582,167 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$140,939,398
Aggregate unrealized (depreciation) of investment securities	(52,104,403)

Net unrealized appreciation of investment securities	$88,834,995

Cost of investments for tax purposes is $398,335,683
Invesco S&P 500 Index Fund

Invesco Structured Core Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

SCOR-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.61%
Aerospace & Defense—0.15%
ITT Corp.	24,900	$502,233

Airlines—0.44%
United Continental Holdings Inc. (b)	82,900	1,489,713

Apparel Retail—0.16%
Limited Brands, Inc.	12,900	546,057

Biotechnology—2.40%
Amgen Inc.	140,000	8,107,400

Cable & Satellite—0.16%
DISH Network Corp. -Class A	22,600	555,282

Casinos & Gaming—2.39%
Las Vegas Sands Corp. (b)	60,100	2,807,271
Wynn Resorts Ltd.	43,600	5,256,416

		8,063,687

Computer & Electronics Retail—0.23%
GameStop Corp. -Class A (b)	34,200	790,704

Computer Hardware—6.82%
Apple Inc. (b)	41,660	15,922,452
Dell, Inc. (b)	450,500	7,099,880

		23,022,332

Computer Storage & Peripherals—2.53%
Lexmark International, Inc. -Class A (b)	105,700	3,536,722
SanDisk Corp. (b)	101,300	4,995,103

		8,531,825

Construction & Engineering—1.27%
Fluor Corp.	31,500	1,726,830
KBR, Inc.	88,900	2,569,210

		4,296,040

Construction & Farm Machinery & Heavy Trucks—1.85%
Caterpillar Inc.	64,000	6,264,320

Consumer Finance—4.70%
American Express Co.	77,800	3,737,512
Capital One Financial Corp.	134,000	5,984,440
Discover Financial Services	257,700	6,138,414

		15,860,366

Data Processing & Outsourced Services—0.89%
Visa Inc. -Class A	31,100	3,015,767

Department Stores—2.18%
Macy’s, Inc.	227,300	7,348,609

Diversified Metals & Mining—1.20%
Freeport-McMoRan Copper & Gold Inc.	102,700	4,066,920

Education Services—1.67%
Apollo Group, Inc. -Class A (b)	116,300	5,638,224

Fertilizers & Agricultural Chemicals—1.43%
CF Industries Holdings, Inc.	34,450	4,816,110

Gold—0.89%
IAMGOLD Corp. (Canada)	23,700	478,266
Yamana Gold Inc. (Canada)	149,400	2,514,402

		2,992,668

Health Care Distributors—1.66%
Cardinal Health, Inc.	82,600	3,507,196
McKesson Corp.	25,800	2,097,798

		5,604,994

Home Entertainment Software—0.93%
Activision Blizzard, Inc.	253,300	3,145,986

Hotels, Resorts & Cruise Lines—0.20%
Wyndham Worldwide Corp.	18,700	662,915

Household Products—0.05%
Procter & Gamble Co. (The)	2,600	167,882

Hypermarkets & Super Centers—2.44%
Wal-Mart Stores, Inc.	140,000	8,246,000

Industrial Conglomerates—4.70%
3M Co.	68,200	5,526,928
General Electric Co.	650,100	10,343,091

		15,870,019

Integrated Oil & Gas—7.87%
Chevron Corp.	46,300	4,760,566
ConocoPhillips	112,400	8,016,368
Exxon Mobil Corp.	171,600	13,803,504

		26,580,438

Integrated Telecommunication Services—6.31%
AT&T Inc.	398,200	11,539,836
Verizon Communications Inc.	258,900	9,768,297

		21,308,133

See accompanying notes which are an integral part of this schedule.
Invesco Structured Core Fund

	Shares	Value

Internet Retail—0.29%
Expedia, Inc.	35,700	$992,995

Internet Software & Services—0.74%
IAC/InterActiveCorp	59,800	2,504,424

IT Consulting & Other Services—2.34%
International Business Machines Corp.	41,950	7,886,600

Managed Health Care—7.85%
Aetna Inc.	55,600	2,325,192
Cigna Corp.	53,000	2,344,190
Coventry Health Care, Inc. (b)	11,200	357,728
Humana Inc.	79,800	7,076,664
UnitedHealth Group Inc.	162,000	7,900,740
WellPoint, Inc.	92,100	6,497,655

		26,502,169

Movies & Entertainment—0.63%
News Corp. -Class A	122,300	2,132,912

Oil & Gas Equipment & Services—1.98%
National Oilwell Varco Inc.	93,300	6,689,610

Oil & Gas Refining & Marketing—3.39%
Tesoro Corp. (b)	251,900	6,017,891
Valero Energy Corp.	244,100	5,436,107

		11,453,998

Other Diversified Financial Services—4.17%
Citigroup Inc.	255,400	7,018,392
JPMorgan Chase & Co.	228,200	7,067,354

		14,085,746

Paper Products—0.27%
International Paper Co.	32,300	917,320

Pharmaceuticals—6.97%
Eli Lilly & Co.	203,400	7,698,690
Forest Laboratories, Inc. (b)	159,900	4,790,604
Johnson & Johnson	2,600	168,272
Pfizer Inc.	542,600	10,889,982

		23,547,548

Property & Casualty Insurance—1.19%
Berkshire Hathaway Inc. -Class B (b)	51,100	4,024,636

Publishing—1.05%
McGraw-Hill Cos., Inc. (The)	83,400	3,561,180

Regional Banks—0.63%
KeyCorp	290,300	2,116,287

Retail REIT’s—0.32%
Simon Property Group, Inc.	8,600	1,069,324

Semiconductors—0.05%
LSI Corp. (b)	27,900	156,798

Specialized Consumer Services—0.42%
H&R Block, Inc.	90,000	1,415,700

Specialized Finance—1.74%
Moody’s Corp.	169,700	5,890,287

Specialty Stores—0.11%
PetSmart, Inc.	7,500	361,875

Systems Software—4.22%
Microsoft Corp.	351,000	8,978,580
Symantec Corp. (b)	321,900	5,263,065

		14,241,645

Tobacco—3.00%
Philip Morris International Inc.	132,800	10,124,672

Wireless Telecommunication Services—0.73%
Sprint Nextel Corp. (b)	916,400	2,474,280

Total Common Stocks & Other Equity Interests (Cost $309,116,136)		329,644,630

Principal
Amount

U.S. Treasury Bills—0.33%
0.03%, 03/15/12 (Cost $1,109,916)(c)(d)	$1,110,000	1,109,968

	Shares

Money Market Funds—1.98%
Liquid Assets Portfolio — Institutional Class (e)	3,353,448	3,353,448
Premier Portfolio — Institutional Class (e)	3,353,449	3,353,449

Total Money Market Funds (Cost $6,706,897)		6,706,897

TOTAL INVESTMENTS—99.92% (Cost $316,932,949)		337,461,495

OTHER ASSETS LESS LIABILITIES—0.08%		254,776

NET ASSETS—100.00%		$337,716,271

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Structured Core Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Structured Core Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Structured Core Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$336,351,527	$—	$—	$336,351,527
U.S. Treasury Securities	—	1,109,968	—	1,109,968
	$336,351,527	$1,109,968	$—	$337,461,495
Futures*	260,200	—	—	260,200

Total Investments	$336,611,727	$1,109,968	$—	$337,721,695

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Contracts	Contracts	Month	Value	Appreciation

Long Contracts
E-Mini S&P 500	125	December 2011	$7,787,500	$260,200
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $32,480,477 and $53,171,028, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,813,957
Aggregate unrealized (depreciation) of investment securities	(15,191,797)

Net unrealized appreciation of investment securities	$18,622,160

Cost of investments for tax purposes is $318,839,335.
Invesco Structured Core Fund

Invesco Van Kampen American Franchise Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-AMFR-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.05%
Advertising—0.00%
Interpublic Group of Cos., Inc. (The)	8,513	$79,852

Aerospace & Defense—1.82%
Precision Castparts Corp.	617,758	101,775,631

Apparel, Accessories & Luxury Goods—1.20%
Coach, Inc.	446,928	27,973,224
Prada S.p.A. (Italy) (b)(c)	3,450,100	17,022,696
Prada S.p.A. (Italy) (c)	4,525,100	22,326,716

		67,322,636

Application Software—1.35%
Citrix Systems, Inc. (c)	1,053,624	75,218,217

Asset Management & Custody Banks—1.15%
BlackRock, Inc.	373,040	64,177,802

Auto Parts & Equipment—0.38%
BorgWarner, Inc. (c)	323,859	21,348,785

Automotive Retail—0.55%
AutoZone, Inc. (c)	94,064	30,888,736

Biotechnology—2.13%
Celgene Corp. (c)	610,444	38,506,807
Gilead Sciences, Inc. (c)	2,017,267	80,388,090

		118,894,897

Cable & Satellite—4.88%
Comcast Corp. -Class A	3,271,672	74,168,804
DIRECTV -Class A (c)	4,200,429	198,344,258

		272,513,062

Casinos & Gaming—1.51%
Las Vegas Sands Corp. (c)	1,804,004	84,265,027

Communications Equipment—3.00%
F5 Networks, Inc. (c)	192,758	21,787,437
QUALCOMM, Inc.	2,658,950	145,710,460

		167,497,897

Computer Hardware—8.75%
Apple Inc. (c)	1,279,022	488,842,208

Computer Storage & Peripherals—3.23%
EMC Corp. (c)	5,019,032	115,487,926
NetApp, Inc. (c)	1,212,694	44,663,520
SanDisk Corp. (c)	411,138	20,273,215

		180,424,661

Construction & Engineering—1.02%
Foster Wheeler AG (Switzerland)(c)	3,062,211	56,804,014

Construction & Farm Machinery & Heavy Trucks—1.01%
Cummins Inc.	588,206	56,661,884

Data Processing & Outsourced Services—3.19%
MasterCard, Inc. -Class A	151,355	56,690,015
Visa Inc. -Class A	1,250,965	121,306,076

		177,996,091

Department Stores—2.01%
Macy’s, Inc.	3,478,813	112,470,024

Diversified Metals & Mining—0.23%
Molycorp, Inc. (c)	386,424	13,080,452

Drug Retail—2.15%
CVS Caremark Corp.	3,098,833	120,358,674

Fertilizers & Agricultural Chemicals—1.52%
Monsanto Co.	610,029	44,806,630
Mosaic Co. (The)	761,255	40,163,814

		84,970,444

Food Retail—0.46%
Kroger Co. (The)	1,109,710	25,723,078

Footwear—0.75%
NIKE, Inc. -Class B	437,615	42,089,811

General Merchandise Stores—0.32%
Dollar Tree, Inc. (c)	219,105	17,854,866

Gold—1.78%
Goldcorp, Inc. (Canada)	1,851,765	99,421,263

Health Care Equipment—0.78%
Baxter International Inc.	846,531	43,731,791

Health Care Services—1.69%
Express Scripts, Inc. (c)	2,066,452	94,333,534

Health Care Technology—1.02%
Allscripts Healthcare Solutions, Inc. (c)	2,931,517	57,047,321

Heavy Electrical Equipment—1.53%
ABB Ltd. -ADR (Switzerland) (c)	4,519,464	85,734,232

Home Improvement Retail—0.60%
Home Depot, Inc. (The)	858,901	33,686,097

Hotels, Resorts & Cruise Lines—0.53%
Starwood Hotels & Resorts Worldwide, Inc.	625,853	29,840,671

Household Products—1.90%
Procter & Gamble Co. (The)	1,643,538	106,123,249

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

	Shares	Value

Industrial Conglomerates—1.75%
Danaher Corp.	2,021,497	$97,800,025

Industrial Machinery—0.76%
Ingersoll-Rand PLC (Ireland)	1,276,482	42,277,084

Integrated Oil & Gas—0.41%
Occidental Petroleum Corp.	229,486	22,696,165

Internet Retail—3.55%
Amazon.com, Inc. (c)	945,424	181,795,581
Priceline.com Inc. (c)	34,133	16,584,883

		198,380,464

Internet Software & Services—5.83%
Baidu, Inc. -ADR (China) (c)	651,964	85,400,764
eBay Inc. (c)	1,627,038	48,144,054
Google Inc. -Class A (c)	320,263	191,962,440

		325,507,258

IT Consulting & Other Services—2.31%
Accenture PLC -Class A (Ireland)	612,144	35,461,502
Cognizant Technology Solutions Corp. -Class A (c)	1,388,884	93,541,337

		129,002,839

Life Sciences Tools & Services—1.51%
Agilent Technologies, Inc. (c)	2,244,169	84,156,338

Managed Health Care—2.19%
UnitedHealth Group Inc.	2,507,737	122,302,334

Oil & Gas Drilling—1.71%
Ensco PLC -ADR (United Kingdom)	1,836,576	95,446,855

Oil & Gas Equipment & Services—6.63%
Cameron International Corp. (c)	2,266,950	122,392,630
Halliburton Co.	4,461,726	164,191,517
National Oilwell Varco Inc.	162,355	11,640,854
Weatherford International Ltd. (Switzerland)	4,776,752	72,415,560

		370,640,561

Oil & Gas Exploration & Production—2.77%
Anadarko Petroleum Corp.	1,423,634	115,698,735
Noble Energy, Inc.	396,041	38,966,474

		154,665,209

Other Diversified Financial Services—1.87%
JPMorgan Chase & Co.	3,369,588	104,356,140

Packaged Foods & Meats—0.76%
Mead Johnson Nutrition Co.	563,165	42,440,114

Pharmaceuticals—1.51%
Allergan, Inc.	1,006,942	84,301,184

Railroads—1.46%
Union Pacific Corp.	788,011	81,488,218

Restaurants—1.77%
Starbucks Corp.	2,272,543	98,810,170

Semiconductors—1.75%
Atmel Corp. (c)	439,331	3,896,866
Broadcom Corp. -Class A	2,285,174	69,343,605
Xilinx, Inc.	742,876	24,299,474

		97,539,945

Soft Drinks—1.45%
Coca-Cola Co. (The)	783,511	52,675,445
Hansen Natural Corp. (c)	308,852	28,476,154

		81,151,599

Systems Software—2.07%
Check Point Software Technologies Ltd. (Israel) (c)	814,209	45,058,326
Rovi Corp. (c)	2,538,642	70,447,316

		115,505,642

Trucking—0.89%
J.B. Hunt Transport Services, Inc.	1,089,083	49,792,875

Wireless Telecommunication Services—2.66%
America Movil SAB de C.V., Series L -ADR (Mexico)	1,354,503	32,264,261
American Tower Corp. -Class A (c)	1,975,580	116,559,220

		148,823,481

Total Common Stocks & Other Equity Interests (Cost $4,759,064,435)		5,478,261,407

Money Market Funds—1.35%
Liquid Assets Portfolio — Institutional Class (d)	37,705,987	37,705,987
Premier Portfolio — Institutional Class (d)	37,705,987	37,705,987

Total Money Market Funds (Cost $75,411,974)		75,411,974

TOTAL INVESTMENTS—99.40% (Cost $4,834,476,409)		5,553,673,381

OTHER ASSETS LESS LIABILITIES—0.60%		33,531,303

NET ASSETS—100.00%		$5,587,204,684

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented 0.30% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen American Franchise Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen American Franchise Fund

          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,514,323,969	$39,349,412	$—	$5,553,673,381
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $1,373,443,767 and $1,456,247,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$884,753,439
Aggregate unrealized (depreciation) of investment securities	(193,760,566)

Net unrealized appreciation of investment securities	$690,992,873

Cost of investments for tax purposes is $4,862,680,508.
Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-EQI-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—62.67%
Agricultural Products—0.70%
Archer-Daniels-Midland Co.	2,424,048	$73,012,326

Asset Management & Custody Banks—1.06%
Northern Trust Corp.	1,334,689	50,224,347
State Street Corp.	1,528,789	60,616,484

		110,840,831

Cable & Satellite—2.31%
Comcast Corp. -Class A	6,419,355	145,526,778
Time Warner Cable Inc.	1,623,754	98,204,642

		243,731,420

Computer Hardware—1.59%
Dell Inc. (b)	4,617,957	72,779,002
Hewlett-Packard Co.	3,398,092	94,976,672

		167,755,674

Consumer Electronics—0.20%
Sony Corp. -ADR (Japan)(b)	1,170,204	21,122,182

Data Processing & Outsourced Services—0.63%
Western Union Co. (The)	3,754,860	65,484,758

Diversified Banks—1.51%
Comerica Inc.	1,490,394	37,587,737
U.S. Bancorp	1,960,640	50,819,789
Wells Fargo & Co. (b)	2,725,860	70,490,739

		158,898,265

Diversified Chemicals—0.74%
PPG Industries, Inc.	885,065	77,664,454

Diversified Support Services—0.44%
Cintas	1,529,893	46,508,747

Drug Retail—0.67%
Walgreen Co.	2,099,865	70,807,448

Electric Utilities—2.78%
American Electric Power Co., Inc.	3,146,082	124,836,534
Edison International	1,486,468	58,433,057
Entergy Corp.	652,953	45,941,773
FirstEnergy Corp.	1,437,480	63,924,735

		293,136,099

Food Distributors—0.90%
Sysco Corp.	3,336,654	95,228,105

Health Care Distributors—0.56%
Cardinal Health, Inc.	1,391,539	59,084,746

Health Care Equipment—0.75%
Medtronic, Inc.	2,183,462	79,543,521

Health Care Facilities—0.38%
HCA Holdings, Inc. (b)	1,643,298	40,063,605

Home Improvement Retail—1.17%
Home Depot, Inc. (The)	3,153,096	123,664,425

Household Products—2.03%
Energizer Holdings, Inc. (b)	522,946	37,798,537
Procter & Gamble Co. (The)	2,732,701	176,450,503

		214,249,040

Human Resource & Employment Services—0.04%
Robert Half International, Inc.	145,423	3,852,255

Industrial Conglomerates—4.08%
General Electric Co.	17,329,649	275,714,716
Tyco International Ltd. (b)	3,206,317	153,774,963

		429,489,679

Industrial Machinery—0.81%
Ingersoll-Rand PLC (Ireland)(b)	2,572,938	85,215,707

Insurance Brokers—1.98%
Marsh & McLennan Cos., Inc.	6,921,670	208,965,217

Integrated Oil & Gas—4.41%
ConocoPhillips	146,931	10,479,119
Exxon Mobil Corp.	1,149,904	92,498,278
Hess Corp.	1,902,882	114,591,554
Occidental Petroleum Corp.	792,356	78,364,008
Royal Dutch Shell PLC -ADR (United Kingdom)	2,409,835	168,688,450

		464,621,409

Integrated Telecommunication Services—0.87%
Verizon Communications Inc.	2,418,346	91,244,195

Internet Software & Services—1.94%
eBay Inc. (b)	5,578,073	165,055,180
Yahoo! Inc. (b)	2,513,063	39,480,220

		204,535,400

Investment Banking & Brokerage—1.06%
Charles Schwab Corp. (The)	5,867,302	70,172,932
Morgan Stanley	2,838,290	41,978,309

		112,151,241

IT Consulting & Other Services—0.68%
Amdocs Ltd. (b)	2,541,784	71,779,980

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Shares	Value
Managed Health Care—1.90%
Cigna Corp.	795,891	$35,202,259
UnitedHealth Group Inc.	3,384,296	165,052,116

		200,254,375

Movies & Entertainment—2.67%
Time Warner Inc.	3,695,600	128,680,792
Viacom Inc. -Class B	3,421,127	153,129,645

		281,810,437

Oil & Gas Equipment & Services—1.66%
Baker Hughes Inc.	1,035,285	56,536,914
Cameron International Corp. (b)	823,049	44,436,416
Schlumberger Ltd.	987,813	74,411,953

		175,385,283

Oil & Gas Exploration & Production—2.63%
Anadarko Petroleum Corp.	2,537,459	206,219,293
Devon Energy Corp.	1,075,440	70,398,302

		276,617,595

Oil & Gas Storage & Transportation—0.58%
Williams Cos., Inc. (The)	1,894,087	61,141,128

Other Diversified Financial Services—3.57%
Citigroup Inc. (b)	3,878,137	106,571,205
JPMorgan Chase & Co.	8,696,243	269,322,645

		375,893,850

Packaged Foods & Meats—1.66%
Kraft Foods Inc. -Class A	1,969,714	71,205,161
Unilever N.V. -New York Shares (Netherlands)	3,054,144	104,176,852

		175,382,013

Personal Products—0.93%
Avon Products, Inc.	5,774,575	98,167,775

Pharmaceuticals—4.77%
Abbott Laboratories	917,129	50,029,387
Bristol-Myers Squibb Co.	3,909,919	127,932,550
Eli Lilly & Co.	558,150	21,125,977
Hospira, Inc. (b)	352,910	9,948,533
Merck & Co., Inc.	2,890,226	103,325,579
Pfizer Inc.	9,496,341	190,591,564

		502,953,590

Property & Casualty Insurance—0.54%
Chubb Corp. (The)	842,039	56,787,110

Regional Banks—2.19%
BB&T Corp. (b)	2,360,045	54,682,243
Fifth Third Bancorp	4,045,596	48,911,256
PNC Financial Services Group, Inc.	2,337,988	126,742,329

		230,335,828

Semiconductor Equipment—0.53%
Applied Materials, Inc.	5,178,777	55,827,216

Semiconductors—1.06%
Intel Corp.	2,514,879	62,645,636
STMicroelectronics N.V. (Switzerland)	4,828,424	30,581,472
STMicroelectronics N.V. -New York Shares (Netherlands)	2,838,864	17,970,009

		111,197,117

Soft Drinks—0.98%
Coca-Cola Co. (The)	1,037,398	69,744,268
PepsiCo, Inc.	531,453	34,012,992

		103,757,260

Systems Software—1.45%
Microsoft Corp.	5,969,785	152,707,100

Wireless Telecommunication Services—1.26%
Vodafone Group PLC -ADR (United Kingdom)	4,890,005	132,763,636

Total Common Stocks & Other Equity Interests (Cost $6,514,473,414)		6,603,632,042

	Principal
	Amount
Bonds & Notes—22.24%
Advertising—0.55%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec. Conv. Global Notes,
4.25%, 03/15/12(c)	$37,739,000	38,682,475
4.75%, 03/15/13(c)	14,400,000	15,876,000
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,225,000	3,628,781

		58,187,256

Aerospace & Defense—0.03%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	2,910,000	2,906,411

Agricultural Products—0.06%
Corn Products International, Inc.,
Sr. Unsec. Notes,
4.63%, 11/01/20	1,875,000	1,978,438
6.63%, 04/15/37	3,940,000	4,607,631

		6,586,069

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Airlines—0.08%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	$4,845,000	$4,887,394
Delta Air Lines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	3,112,777	3,278,143

		8,165,537

Alternative Carriers—0.13%
TW Telecom, Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(c)	11,720,000	13,609,850

Application Software—0.21%
Cadence Design Systems, Inc.-Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	22,000,000	21,945,000

Asset Management & Custody Banks—0.41%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(c)	39,246,000	43,072,485

Automobile Manufacturers—0.10%
Daimler Finance North America LLC,
Sr. Unsec. Gtd. Global Notes,
7.30%, 01/15/12	85,000	85,602
Sr. Unsec. Gtd. Notes,
1.88%, 09/15/14 (d)	10,880,000	10,784,058

		10,869,660

Automotive Retail—0.20%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	9,955,971
AutoZone, Inc.,
Sr. Unsec. Global Notes,
6.50%, 01/15/14	5,400,000	5,981,101
Sr. Unsec. Notes,
5.88%, 10/15/12	1,040,000	1,080,709
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	3,855,000	4,056,701

		21,074,482

Biotechnology—1.33%
Amylin Pharmaceuticals Inc., Sr. Unsec. Conv. Global Notes, 3.00%, 06/15/14	33,647,000	29,609,360
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	37,710,000	26,679,825
Gilead Sciences, Inc.-Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	75,120,000	83,571,000

		139,860,185

Brewers—0.15%
Anheuser-Busch InBev Worldwide, Inc.,
Sr. Unsec. Gtd. Global Notes,
3.63%, 04/15/15	6,145,000	6,554,462
5.38%, 01/15/20	950,000	1,095,392
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	6,965,000	7,651,292

		15,301,146

Broadcasting—0.07%
COX Communications Inc.,
Sr. Unsec. Global Notes,
5.45%, 12/15/14	400,000	443,552
Sr. Unsec. Notes,
7.25%, 11/15/15	5,000,000	5,867,883
8.38%, 03/01/39(d)	655,000	863,114

		7,174,549

Cable & Satellite—0.44%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/18	4,735,000	5,415,943
Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	2,000,000	2,278,505
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	14,640,000	15,600,750
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	3,425,000	3,468,883
5.15%, 04/30/20	3,320,000	3,589,046
5.95%, 04/01/41	3,365,000	3,666,368
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes,
8.75%, 02/14/19	3,935,000	4,949,440
Sr. Unsec. Gtd. Notes,
5.88%, 11/15/40	7,235,000	7,477,123

		46,446,058

Casinos & Gaming—1.08%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	46,844,000	55,510,140
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	63,088,000	58,671,840

		114,181,980

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Communications Equipment—1.25%
Alcatel-Lucent USA, Inc.-Series B, Sr. Unsec. Gtd. Conv. Notes, 2.88%, 06/15/13(c)	$76,524,000	$66,958,500
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(d)	29,353,000	29,096,161
JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13 (c)(d)	34,000,000	34,167,280
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	1,730,000	1,782,893

		132,004,834

Computer & Electronics Retail—0.05%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	6,025,000	5,713,644

Computer Storage & Peripherals—0.89%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	94,995,000	93,926,306

Construction Materials—0.33%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	34,407,250

Consumer Finance—0.08%
American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,230,000	7,815,921
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	244,657

		8,060,578

Department Stores—0.05%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	4,792,000	4,827,940

Diversified Banks—2.01%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	2,560,000	2,401,491
4.00%, 04/27/16	2,930,000	2,622,166
Sr. Unsec. Gtd. Medium-Term Euro Notes,
3.88%, 11/10/14(d)	4,750,000	4,519,808
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	11,750,000	11,990,960
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,269,991
Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes,
5.13%, 01/08/20	1,140,000	1,103,769
6.75%, 05/22/19	8,500,000	9,021,476
Unsec. Sub. Global Notes,
5.14%, 10/14/20	5,015,000	4,141,105
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	7,025,000	6,709,407
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,700,201
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(d)	6,235,000	6,702,952
Credit Suisse AG (Switzerland),
Sub. Global Notes,
5.40%, 01/14/20	1,820,000	1,668,043
Unsec. Sub. Global Notes,
6.00%, 02/15/18	1,677,000	1,640,239
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	9,435,000	9,120,502
HBOS PLC (United Kingdom), Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(d)	8,535,000	6,816,342
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	8,540,000	8,417,573
HSBC Finance Corp.,
Sr. Unsec. Global Notes,
6.68%, 01/15/21	828,000	820,388
7.00%, 05/15/12	6,600,000	6,743,936
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(d)	4,500,000	4,361,181
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,571,143
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
4.88%, 01/21/16	9,750,000	9,517,932
Sr. Unsec. Gtd. Medium-Term Notes,
5.80%, 01/13/20(d)	1,360,000	1,299,302
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	3,390,000	3,478,283
Nordea Bank A.B. (Sweden),
Sr. Unsec. Notes,
4.88%, 01/27/20(d)	4,495,000	4,828,983
Series 2,
Sr. Unsec. Notes,
3.70%, 11/13/14(d)	880,000	898,517
Rabobank Nederland (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20 (d)	9,100,000	10,116,458
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	8,215,000	7,973,781
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	3,200,000	2,920,875
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	11,940,000	11,244,984
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(d)	2,310,000	2,365,407
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Diversified Banks—(continued)
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
3.85%, 04/27/15(d)	$4,190,000	$4,218,930
5.50%, 11/18/14(d)	1,140,000	1,230,713
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	8,165,000	8,314,791
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(e)	8,200,000	8,476,512
Wells Fargo & Co.,
Sr. Unsec. Global Notes,
3.63%, 04/15/15	750,000	779,937
Sr. Unsec. Notes,
5.63%, 12/11/17	8,095,000	9,058,572
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,315,272

		211,381,922

Diversified Capital Markets—0.10%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,630,000	3,724,734
UBS AG (Switzerland),
Sr. Unsec. Global Notes,
5.88%, 12/20/17	5,200,000	5,348,649
Sr. Unsec. Medium-Term Bank Notes,
3.88%, 01/15/15	1,435,000	1,417,172
Sr. Unsec. Medium-Term Global Notes,
5.75%, 04/25/18	520,000	527,569

		11,018,124

Diversified Metals & Mining—0.19%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	3,185,000	4,159,796
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	5,865,000	6,249,891
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,240,000	7,030,180
Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	1,170,000	1,214,754
6.75%, 04/16/40	1,695,000	1,700,966

		20,355,587

Diversified Real Estate Activities—0.01%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Yankee Notes, 7.13%, 06/15/12	1,410,000	1,448,935

Diversified REIT’s—0.16%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	16,355,000	16,452,313
Qatari Diar Finance QSC (Multi Countries), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(d)	440,000	461,165

		16,913,478

Diversified Support Services—0.06%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	6,305,000	6,494,274

Drug Retail—0.08%
CVS Pass-Through Trust, Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	7,546,199	7,931,349

Electric Utilities—0.17%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	2,150,000	2,197,872
Enel Finance International N.V. (Luxembourg),
Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(d)	600,000	581,601
5.13%, 10/07/19(d)	6,755,000	6,084,721
Iberdrola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Notes, 3.80%, 09/11/14(d)	2,175,000	2,172,478
Louisville Gas & Electric Co., Sec. First Mortgage Bond, 1.63%, 11/15/15	5,525,000	5,534,688
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,199,660
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	466,998

		18,238,018

Electronic Components—0.02%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	730,000	891,056
7.25%, 08/15/36	1,185,000	1,459,468

		2,350,524

Environmental & Facilities Services—0.06%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,723,870

Food Retail—0.12%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	3,850,000	4,181,454
Kroger Co. (The), Sr. Unsec. Gtd. Global Notes, 6.90%, 04/15/38	1,000,000	1,251,838
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	7,250,000	7,010,031

		12,443,323

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Gold—0.16%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$6,045,000	$6,176,838
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	12,145,000	10,601,143

		16,777,981

Health Care Equipment—0.55%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	3,015,000	3,167,885
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	4,770,000	4,859,066
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	10,006,425
Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	33,647,000	40,124,047

		58,157,423

Health Care Facilities—0.46%
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	47,958,934

Health Care Services—0.54%
Express Scripts, Inc.., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,777,402
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	14,295,000	14,610,018
6.25%, 06/15/14	1,300,000	1,421,434
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,535,000	3,501,966
Omnicare, Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes,
3.75%, 12/15/25	14,335,000	19,119,306
Series OCR,
Sr. Unsec. Gtd. Conv. Deb.,
3.25%, 12/15/15(c)	16,126,000	14,835,920

		57,266,046

Hotels, Resorts & Cruise Lines—0.41%
Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(d)	31,562,000	33,179,552
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(d)	1,400,000	1,503,857
Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
5.63%, 03/01/21	8,170,000	8,486,588
7.38%, 03/01/20	430,000	487,244

		43,657,241

Housewares & Specialties—0.08%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(d)	8,615,000	8,617,070

Hypermarkets & Super Centers—0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	920,334

Industrial Conglomerates—0.65%
General Electric Capital Corp.,
Series G,
Sr. Gtd. Medium-Term Global Notes,
2.63%, 12/28/12	48,180,000	49,434,461
Sr. Unsec. Medium-Term Notes,
6.00%, 08/07/19	8,500,000	9,358,634
Sr. Unsec. Medium-Term Global Notes,
4.65%, 10/17/21	4,860,000	4,890,190
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,013,843
Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	131,651

		68,828,779

Industrial Machinery—0.13%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	13,490,000	14,185,327

Integrated Oil & Gas—0.05%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,325,000	3,527,896
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,092,264

		5,620,160

Integrated Telecommunication Services—0.35%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	85,305
AT&T, Inc.,
Sr. Unsec. Global Notes,
2.50%, 08/15/15	450,000	463,746
5.35%, 09/01/40	2,077,000	2,196,344
6.15%, 09/15/34	3,675,000	4,159,422
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,460,369
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	9,615,000	8,740,737
Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
3.00%, 04/01/16	3,575,000	3,723,630
4.75% 11/01/41	2,925,000	2,947,270
6.35%, 04/01/19	4,090,000	4,885,894
8.95%, 03/01/39	3,500,000	5,394,082
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	672,000	689,499

		36,746,298

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Internet Retail—0.07%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	$7,765,000	$7,816,468

Investment Banking & Brokerage—1.15%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,105,142
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Conv. Medium-Term Notes,
1.00%, 03/15/17(d)	61,461,000	52,543,623
Sr. Unsec. Global Notes,
3.70%, 08/01/15	1,350,000	1,300,209
5.25%, 07/27/21	5,510,000	5,129,389
6.15%, 04/01/18	15,845,000	15,856,348
Unsec. Sub. Global Notes,
6.75%, 10/01/37	4,585,000	4,111,081
Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	6,130,000	5,210,500
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	950,000	905,091
Morgan Stanley,
Sr. Unsec. Global Notes,
3.80%, 04/29/16	5,560,000	4,904,850
4.00%, 07/24/15	12,875,000	11,769,625
Sr. Unsec. Notes,
3.45%, 11/02/15	9,855,000	8,816,001
5.75%, 01/25/21	3,135,000	2,788,847

		121,440,706

IT Consulting & Other Services—0.00%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	132,000

Life & Health Insurance—0.24%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,204,472
MetLife, Inc.,
Sr. Unsec. Global Notes,
4.75%, 02/08/21	3,565,000	3,740,565
Series A,
Sr. Unsec. Notes,
6.82%, 08/15/18	3,070,000	3,586,280
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	3,425,000	3,694,489
Prudential Financial, Inc.,
Series D,
Sr. Unsec. Disc. Medium-Term Notes,
4.75%, 09/17/15	5,030,000	5,302,367
Series D,
Sr. Unsec. Medium-Term Notes,
7.38%, 06/15/19	1,020,000	1,171,715
Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	950,000	990,867
6.63%, 12/01/37	3,475,000	3,635,997

		25,326,752

Life Sciences Tools & Services—0.43%
Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/12(c)	45,000,000	45,056,250

Managed Health Care—0.16%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,177,424
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	6,110,000	6,554,035

		16,731,459

Mortgage Backed Securities—0.01%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	1,058,695	1,084,212

Movies & Entertainment—0.38%
Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(c)	33,234,000	36,474,315
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,047,891

		39,522,206

Multi-Line Insurance—0.05%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	4,965,438
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(d)	730,000	764,718

		5,730,156

Multi-Utilities—0.02%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	2,085,000	2,442,989

Office Electronics—0.01%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	854,024

Office REIT’s—0.05%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,287,702

Oil & Gas Equipment & Services—0.24%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(c)	25,155,000	25,626,656

Oil & Gas Exploration & Production—0.07%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	286,684
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	6,200,000	6,607,638
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	341,798

		7,236,120

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation—0.16%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	$2,380,000	$2,592,876
Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	555,000	635,768
Series N,
Sr. Unsec. Gtd. Notes,
6.50%, 01/31/19	4,420,000	5,083,121
Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	1,100,000	1,206,425
7.50%, 09/15/38	2,245,000	2,829,467
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,731,893

		17,079,550

Other Diversified Financial Services—1.45%
Bank of America Corp.,
Sr. Unsec. Global Notes,
5.75%, 12/01/17	2,825,000	2,590,434
Sr. Unsec. Medium-Term Notes,
7.38%, 05/15/14	315,000	319,936
Series L,
Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	16,030,000	14,459,189
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,355,459
Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	70,500,000	71,955,004
Citigroup, Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	1,615,000	1,675,336
6.13%, 11/21/17	11,440,000	11,963,581
8.50%, 05/22/19	4,200,000	4,830,204
Sr. Unsec. Notes,
4.75%, 05/19/15	1,000,000	1,005,993
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes,
2.75%, 07/01/13(d)	5,060,000	5,124,856
Unsec. Gtd. Notes,
5.80%, 10/15/12(d)	1,715,000	1,781,081
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,602,483
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
4.40%, 07/22/20	5,700,000	5,642,514
4.75%, 05/01/13	1,280,000	1,339,193
Sr. Unsec. Notes,
6.00%, 01/15/18	7,395,000	8,152,472
Unsec. Sub. Global Notes,
5.13%, 09/15/14	1,530,000	1,601,622
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	8,951,647
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-10/23/06; Cost $1,609,000 )(d)(f)(g)	1,610,000	—

		152,351,004

Packaged Foods & Meats—0.19%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	5,095,000	5,276,810
Kraft Foods, Inc.,
Sr. Unsec. Global Notes,
5.38%, 02/10/20	2,205,000	2,449,675
6.88%, 02/01/38	842,000	1,039,090
7.00%, 08/11/37	7,160,000	9,066,278
Sr. Unsec. Notes,
6.88%, 01/26/39	2,125,000	2,641,595

		20,473,448

Paper Products—0.04%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	3,880,000	3,935,273

Pharmaceuticals—0.64%
Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	28,137,000	36,402,244
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	25,391,000	30,818,326

		67,220,570

Property & Casualty Insurance—0.04%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	469,264
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	3,235,000	3,598,219

		4,067,483

Railroads—0.04%
CSX Corp.,
Sr. Unsec. Global Notes,
6.15%, 05/01/37	1,750,000	2,082,189
Sr. Unsec. Notes,
5.50%, 04/15/41	1,660,000	1,829,728

		3,911,917

Regional Banks—0.26%
Key Bank N.A., Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	7,500,000	7,616,274
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	8,845,000	8,436,621
PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes,
3.63%, 02/08/15	890,000	928,690
5.13%, 02/08/20	5,305,000	5,887,314
Sr. Unsec. Gtd. Notes,
6.70%, 06/10/19	3,635,000	4,357,314

		27,226,213

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Restaurants—0.06%
Yum! Brands, Inc.,
Sr. Unsec. Global Bonds,
6.25%, 03/15/18	$1,175,000	$1,366,351
Sr. Unsec. Notes,
5.30%, 09/15/19	4,295,000	4,782,705

		6,149,056

Retail REIT’s—0.06%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	5,290,000	5,947,584

Semiconductor Equipment—0.29%
Novellus Systems, Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(d)	29,353,000	29,940,060

Semiconductors—0.68%
Micron Technology Inc., 1.50%, 08/01/18(c)(d)	10,695,000	9,237,806
Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	36,420,000	37,467,075
Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(d)	20,622,000	24,050,407

		70,755,288

Sovereign Debt—0.26%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	19,096,285
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,039,812
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	6,380,000	5,570,634
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds 3.63%, 04/29/15 (d)	800,000	816,000

		27,522,731

Specialized Finance—0.00%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	440,000	446,832

Specialized REIT’s—0.06%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,524,838

Steel—0.27%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
9.85%, 06/01/19	7,005,000	7,491,425
Sr. Unsec. Global Notes,
3.75%, 08/05/15	8,775,000	8,290,018
5.50%, 03/01/21	1,325,000	1,157,990
6.13%, 06/01/18	390,000	379,044
6.75%, 03/01/41	1,325,000	1,133,572
7.00%, 10/15/39	910,000	805,302
Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	320,000	321,271
5.63%, 09/15/19	3,655,000	3,911,914
6.88%, 11/10/39	4,075,000	4,574,860

		28,065,396

Systems Software—0.27%
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	24,728,000	28,313,560

Technology Distributors—0.01%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	950,000	996,910

Thrifts & Mortgage Finance—0.08%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	16,283,000	8,711,405

Tobacco—0.01%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	771,851

Trading Companies & Distributors—0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	461,961

Trucking—0.04%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,131,515

Wireless Telecommunication Services—0.59%
America Movil Sab De C.V. (Mexico), Unsec. Gtd. Unsub. Global Notes, 2.38%, 09/08/16	4,450,000	4,373,308
American Tower Corp.,
Sr. Unsec. Global Notes,
4.63%, 04/01/15	2,425,000	2,532,875
Sr. Unsec. Notes,
4.50%, 01/15/18	4,620,000	4,653,448
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	5,095,000	5,190,531
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	40,663,000	45,085,101
		61,835,263

Total Bonds & Notes (Cost $2,304,261,389)		2,343,483,625

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
U.S. Treasury Securities—7.90%
U.S. Treasury Bills—0.03%
0.10%, 11/15/12(h)(i)	$3,200,000	$3,196,703

U.S. Treasury Notes—6.62%
0.88%, 02/29/12	1,500,000	1,503,047
0.75%, 05/31/12	17,760,000	17,818,969
1.75%, 08/15/12 to 05/31/16	17,030,000	17,522,115
4.38%, 08/15/12	500,000	515,020
1.38%, 09/15/12	21,200,000	21,409,516
1.50%, 12/31/13	28,000,000	28,717,500
2.63%, 07/31/14 to 11/15/20	101,625,000	107,728,222
2.38%, 10/31/14	231,415,000	244,685,204
2.13%, 11/30/14 to 08/15/21	84,270,000	88,474,819
2.25%, 01/31/15	19,650,000	20,767,594
2.50%, 03/31/15	495,000	528,103
2.00%, 04/30/16	17,445,000	18,377,217
3.75%, 11/15/18	34,750,000	39,989,648
3.63%, 08/15/19	58,350,000	66,701,344
3.38%, 11/15/19	20,000,000	22,503,125

		697,241,443

U.S. Treasury Bonds—1.25%
8.00%, 11/15/21	3,557,000	5,491,674
6.88%, 08/15/25	20,000	30,253
6.13%, 11/15/27	19,110,000	27,819,980
5.38%, 02/15/31	5,205,000	7,231,697
3.50%, 02/15/39	31,890,000	34,740,169
4.25%, 05/15/39	9,900,000	12,212,578
4.50%, 08/15/39	1,060,000	1,359,450
4.38%, 11/15/39	13,200,000	16,615,500
4.63%, 02/15/40	18,150,000	23,748,141
4.38%, 05/15/40	1,280,000	1,612,400
4.25%, 11/15/40	500,000	617,812

		131,479,654

Total U.S. Treasury Securities (Cost $769,110,474)		831,917,800

	Shares
Preferred Stocks—1.86%
Health Care Facilities—0.22%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	27,000	23,631,750

Health Care Services—0.15%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	356,855	15,830,088

Multi-Utilities—0.41%
CenterPoint Energy Inc., $1.88 Conv. Pfd.	1,300,669	43,897,579

	Shares
Oil & Gas Storage & Transportation—0.38%
El Paso Energy Captial Trust I, $2.38 Conv. Pfd	875,900	40,265,123

Regional Banks—0.42%
KeyCorp., Series A, $7.75 Conv. Pfd.	427,098	43,786,087

Research & Consulting Services—0.06%
Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	106,910	5,973,596

Trucking—0.22%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	2,398,700	22,796,765

Total Preferred Stocks (Cost $188,512,415)		196,180,988

	Principal
	Amount
U.S. Government Sponsored Agency Securities—1.23%
Federal Home Loan Mortgage Corp. (FHLMC)—0.72%
Sr. Unsec. Global Bonds,
6.75%, 03/15/31	$7,000,000	10,356,421
Sr. Unsec. Global Notes,
3.00%, 07/28/14	23,700,000	25,207,301
Unsec. Global Notes,
4.88%, 06/13/18	33,680,000	40,256,167

		75,819,889

Federal National Mortgage Association (FNMA)—0.51%
Sr. Unsec. Global Bonds,
6.63%, 11/15/30	6,315,000	9,191,863
Sr. Unsec. Global Notes,
2.88%, 12/11/13	600,000	629,569
4.38%, 10/15/15	38,850,000	43,902,349

		53,723,781

Total U.S. Government Sponsored Agency Securities (Cost $119,228,077)		129,543,670

Municipal Obligations—0.14%
California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16	2,390,000	2,691,140
Georgia (State of) Municipal Electric Authority;
Series 2010, Taxable Build America RB,
6.66%, 04/01/57	4,980,000	5,119,091
Georgia (State of) Municipal Electric Authority (Plant Voglte Units 3&4 Project J)
Series 2010 A, Taxable Build America RB,
6.64%, 04/01/57	2,600,000	2,691,624

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Municipal Obligations—(continued)
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	$3,450,000	$4,006,209

Total Municipal Obligations (Cost $13,488,286)		14,508,064

Asset-Backed Securities—0.06%
ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.70%, 08/15/18(d)(e)	1,214,941	1,220,944
GE Dealer Floorplan Master Note Trust-Series 2009 2A, Class A, Floating Rate Pass Through Ctfs., 1.80%, 10/20/14(d)(e)	5,200,000	5,248,100
Nomura Asset Acceptance Corp., Series 2005 AR, Class 2A1, Floating Rate Pass Through Ctfs., 0.54%, 02/25/35 (e)	18,354	16,241
Specialty Underwriting & Residential Finance-Series 2003 BC3, Class A, Floating Rate Pass Through Ctfs., 0.96%, 08/25/34 (e)	8,370	6,781

Total Asset-Backed Securities (Cost $6,441,664)		6,492,066

U.S. Government Sponsored Mortgage-Backed Securities—0.00%
Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Pass Through Ctfs.,
6.50%, 05/01/29	4	5
5.50%, 02/01/37	570	616

		621

Federal National Mortgage Association (FNMA)—0.00%
Pass Through Ctfs.,
7.00%, 03/01/12 to 07/01/32	123,049	139,482
5.50%, 03/01/21	398	432
8.00%, 08/01/21	8,672	9,984

		149,898

Government National Mortgage Association (GNMA)—0.00%
Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	47,378	54,483
7.50%, 12/20/30	3,613	4,236
		58,719

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $190,590)		209,238

	Shares
Money Market Funds—2.96%
Liquid Assets Portfolio — Institutional Class (j)	156,150,775	156,150,775
Premier Portfolio — Institutional Class (j)	156,150,775	156,150,775

Total Money Market Funds (Cost $312,301,550)		312,301,550

TOTAL INVESTMENTS—99.06% (Cost $10,228,007,859)		10,438,269,043

OTHER ASSETS LESS LIABILITIES—0.94%		99,097,801

NET ASSETS-100%		$10,537,366,844

Investment Abbreviations:

ADR	— American Depositary Receipt

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

Disc.	— Discounted

GO	— General Obligation

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $478,266,251, which represented 4.54% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2011 represented less than 1% of the Fund’s Net Assets.

(g)	Perpetual Bond with no specified maturity date.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G.

(j)	The money market fund and the Fund affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Equity and Income Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen Equity and Income Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Van Kampen Equity and Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,985,233,418	$126,881,162	$—	$7,112,114,580
Corporate Debt Securities	—	2,315,960,894	0	2,315,960,894
U.S. Treasury Securities	—	831,917,800	—	831,917,800
U.S. Government Sponsored Securities	—	129,752,908	—	129,752,908
Foreign Government Debt Securities	—	27,522,731	—	27,522,731
Municipal Obligations	—	14,508,064	—	14,508,064
Asset-Backed Securities	—	6,492,066	—	6,492,066

	$6,985,233,418	$3,453,035,625	$0	$10,438,269,043

Futures Contracts*	(1,461,445)	—	—	(1,461,445)
Foreign Currency Contracts*	—	7,197,035	—	7,197,035

Total Investments	$6,983,771,973	$3,460,232,660	$0	$10,444,004,633

*	Unrealized appreciation (depreciation).
Invesco Van Kampen Equity and Income Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about the derivative instruments and hedging activities in accordance with GAAP. The disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts	$7,197,035	$—
Interest rate risk
Futures contracts (a)	122,266	(1,583,711)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended November 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

		Foreign
		Currency
	Futures *	Contracts *

Realized Gain (Loss)
Currency risk	$—	$9,091,924
Interest rate risk	(9,393,182)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	—	7,102,590
Interest rate risk	6,518,776	—

Total	$(2,874,406)	$16,194,514

*	The average notional value of futures and foreign currency contracts outstanding during the period was $531,007,250 and $319,868,657, respectively.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Long Contracts
U.S. Treasury 2 Year Notes	900	March 2012	$198,450,000	$54,360
Short Contracts
U.S. Treasury 5 Year Notes	1,253	March 2012	(153,668,703)	36,525
U.S. Treasury 10 Year Notes	849	March 2012	(109,812,844)	31,381
U.S. Treasury 10 Year Notes	250	December 2011	(32,539,062)	(279,822)
U.S. Treasury 30 Year Bonds	215	December 2011	(30,449,375)	(1,303,889)

Subtotal			(326,469,984)	(1,515,805)

Total			$(128,019,984)	$(1,461,445)

Invesco Van Kampen Equity and Income Fund

Open Foreign Currency Contracts
Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

12/07/2011	Bank of New York	EUR 65,305,680	USD 89,979,472	$87,770,383	$2,209,089
12/07/2011	State Street	EUR 102,490,516	USD 140,674,993	137,746,546	2,928,447
12/07/2011	State Street	GBP 62,936,819	USD 100,825,728	98,766,229	2,059,499

Total open foreign currency contracts					$7,197,035

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $474,752,145 and $854,372,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$765,634,563
Aggregate unrealized (depreciation) of investment securities	(592,444,855)

Net unrealized appreciation of investment securities	$173,189,708

Cost of investments for tax purposes is $10,265,079,335.
Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-GRI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.92%
Agricultural Products—1.07%
Archer-Daniels-Midland Co.	2,391,186	$72,022,522

Asset Management & Custody Banks—1.57%
Northern Trust Corp.	1,262,692	47,515,100
State Street Corp.	1,461,416	57,945,144

		105,460,244

Cable & Satellite—3.37%
Comcast Corp. -Class A	5,928,515	134,399,435
Time Warner Cable Inc.	1,513,280	91,523,174

		225,922,609

Computer Hardware—2.37%
Dell Inc. (b)	4,444,285	70,041,932
Hewlett-Packard Co.	3,180,957	88,907,748

		158,949,680

Consumer Electronics—0.30%
Sony Corp. -ADR (Japan)	1,130,626	20,407,799

Data Processing & Outsourced Services—0.94%
Western Union Co.	3,613,646	63,021,986

Diversified Banks—2.28%
Comerica Inc.	1,435,058	36,192,163
U.S. Bancorp	1,831,922	47,483,418
Wells Fargo & Co.	2,677,618	69,243,201

		152,918,782

Diversified Chemicals—1.06%
PPG Industries, Inc.	810,745	71,142,874

Diversified Support Services—0.64%
Cintas Corp.	1,412,875	42,951,400

Drug Retail—1.02%
Walgreen Co.	2,021,069	68,150,447

Electric Utilities—4.24%
American Electric Power Co., Inc.	3,041,452	120,684,815
Edison International	1,458,273	57,324,712
Entergy Corp.	631,446	44,428,540
FirstEnergy Corp.	1,389,629	61,796,802

		284,234,869

Food Distributors—1.35%
Sysco Corp.	3,170,190	90,477,223

Health Care Distributors—0.82%
Cardinal Health, Inc.	1,294,890	54,981,029

Health Care Equipment—1.14%
Medtronic, Inc.	2,102,363	76,589,084

Health Care Facilities—0.56%
HCA Holdings, Inc. (b)	1,548,904	37,762,280

Home Improvement Retail—1.70%
Home Depot, Inc. (The)	2,910,758	114,159,929

Household Products—3.10%
Energizer Holdings, Inc. (b)	509,000	36,790,520
Procter & Gamble Co. (The)	2,649,648	171,087,771

		207,878,291

Human Resource & Employment Services—0.06%
Robert Half International, Inc.	140,869	3,731,620

Industrial Conglomerates—6.12%
General Electric Co.	16,459,340	261,868,100
Tyco International Ltd.	3,108,870	149,101,405

		410,969,505

Industrial Machinery—1.21%
Ingersoll-Rand PLC (Ireland)	2,443,724	80,936,139

Insurance Brokers—3.05%
Marsh & McLennan Cos., Inc.	6,780,033	204,689,196

Integrated Oil & Gas—6.52%
ConocoPhillips	141,486	10,090,782
Exxon Mobil Corp.	1,070,003	86,071,041
Hess Corp.	1,860,059	112,012,753
Occidental Petroleum Corp.	750,183	74,193,099
Royal Dutch Shell PLC -ADR (United Kingdom)	2,211,970	154,837,900

		437,205,575

Integrated Telecommunication Services—1.27%
Verizon Communications Inc.	2,266,268	85,506,292

Internet Software & Services—2.86%
eBay Inc. (b)	5,206,601	154,063,324
Yahoo! Inc. (b)	2,428,258	38,147,933

		192,211,257

Investment Banking & Brokerage—1.61%
Charles Schwab Corp. (The)	5,666,470	67,770,981
Morgan Stanley	2,741,138	40,541,431

		108,312,412

IT Consulting & Other Services—0.99%
Amdocs Ltd. (b)	2,348,866	66,331,976

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

	Shares	Value

Managed Health Care—2.92%
Cigna Corp.	778,855	$34,448,757
UnitedHealth Group, Inc.	3,306,756	161,270,490

		195,719,247

Movies & Entertainment—3.99%
Time Warner Inc.	3,442,019	119,851,102
Viacom Inc. -Class B	3,304,025	147,888,159

		267,739,261

Oil & Gas Equipment & Services—2.55%
Baker Hughes Inc.	1,018,780	55,635,576
Cameron International Corp. (b)	804,522	43,436,143
Schlumberger Ltd.	956,882	72,081,921

		171,153,640

Oil & Gas Exploration & Production—3.85%
Anadarko Petroleum Corp.	2,375,466	193,054,122
Devon Energy Corp.	1,000,045	65,462,946

		258,517,068

Oil & Gas Storage & Transportation—0.88%
Williams Cos., Inc. (The)	1,823,888	58,875,105

Other Diversified Financial Services—5.38%
Citigroup Inc.	3,791,396	104,187,562
JPMorgan Chase & Co.	8,301,971	257,112,042

		361,299,604

Packaged Foods & Meats—2.50%
Kraft Foods Inc. -Class A	1,870,125	67,605,019
Unilever N.V. -New York Shares (Netherlands)	2,937,961	100,213,849

		167,818,868

Personal Products—1.42%
Avon Products, Inc.	5,620,194	95,543,298

Pharmaceuticals—7.16%
Abbott Laboratories	897,498	48,958,516
Bristol-Myers Squibb Co.	3,826,228	125,194,180
Eli Lilly & Co.	545,362	20,641,952
Hospira, Inc.	340,831	9,608,026
Merck & Co., Inc.	2,715,087	97,064,360
Pfizer Inc.	8,912,412	178,872,109

		480,339,143

Property & Casualty Insurance—0.82%
Chubb Corp. (The)	820,117	55,308,690

Regional Banks—3.30%
BB&T Corp.	2,313,617	53,606,506
Fifth Third Bancorp	3,973,997	48,045,623
PNC Financial Services Group, Inc.	2,204,961	119,530,936

		221,183,065

Semiconductor Equipment—0.82%
Applied Materials, Inc.	5,080,880	54,771,886

Semiconductors—1.61%
Intel Corp.	2,471,951	61,576,299
STMicroelectronics N.V. (Switzerland)	4,681,677	29,652,030
STMicroelectronics N.V. -New York Shares (Netherlands)	2,653,082	16,794,009

		108,022,338

Soft Drinks—1.49%
Coca-Cola Co. (The)	1,005,869	67,624,573
PepsiCo, Inc.	509,386	32,600,704

		100,225,277

Systems Software—2.14%
Microsoft Corp.	5,614,193	143,611,057

Wireless Telecommunication Services—1.87%
Vodafone Group PLC -ADR (United Kingdom)	4,618,343	125,388,012

Total Common Stocks & Other Equity Interests (Cost $6,102,004,776)		6,302,440,579

Money Market Funds—4.88%
Liquid Assets Portfolio — Institutional Class (c)	163,681,213	163,681,213
Premier Portfolio — Institutional Class (c)	163,681,213	163,681,213

Total Money Market Funds (Cost $327,362,426)		327,362,426

TOTAL INVESTMENTS—98.80% (Cost $6,429,367,202)		6,629,803,005

OTHER ASSETS LESS LIABILITIES—1.20%		80,683,714

NET ASSETS—100.00%		$6,710,486,719

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Growth and Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen Growth and Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,600,150,975	$29,652,030	$—	$6,629,803,005

Foreign Currency Contracts*	—	6,926,684	—	6,926,684

Total Investments	$6,600,150,975	$36,578,714	$—	$6,636,729,689

*	Unrealized appreciation
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation

12/07/11	State Street California	EUR	100,535,382	USD	137,979,271	$135,118,860	$2,860,411
12/07/11	Bank of New York	EUR	63,163,375	USD	87,027,761	84,891,140	2,136,621
12/07/11	State Street California	GBP	54,617,413	USD	87,497,915	85,710,655	1,787,260
12/07/11	Bank of New York	GBP	6,281,565	USD	10,000,000	9,857,608	142,392

Total foreign currency contracts							$6,926,684

Currency Abbreviations:

GBP — British Pound Sterling
EUR — Euro
USD — U.S. Dollar
Invesco Van Kampen Growth and Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $540,956,360 and $517,139,333, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$578,480,802

Aggregate unrealized (depreciation) of investment securities	(389,167,876)

Net unrealized appreciation of investment securities	$189,312,926

Cost of investments for tax purposes is $6,440,490,079
Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-PTFI-QTR-1	11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—101.30%
Pennsylvania—91.05%
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	$1,750	$1,942,850
Series 2011 A, University RB	5.50%	03/01/31	550	587,560
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,008,870
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,375,136
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	1,250	1,308,725
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (b)	6.63%	09/01/24	935	811,384
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	913,438
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,172,713
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	1,110	1,117,603
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	1,000	1,041,020
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,546,530
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,488,662
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB (b)	6.13%	11/01/34	470	394,809
Berks (County of) Municipal Authority (Albright College); Series 2004, College RB	5.50%	10/01/18	1,895	1,890,585
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,084,130
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	942,430
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,465,260
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,620,160
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	700	719,628
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, RB (INS-AGC) (a)	6.13%	11/15/39	1,000	1,032,380
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	498,040
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	870,471
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	800	736,096
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	782,085
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	905,220
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	939,900
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,283,023
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,105	887,757
Delaware (County of) Authority (Cabrini College); Series 1999, RB (INS-Radian) (a)	5.75%	07/01/23	220	220,062
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	225	231,777
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,504,965
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS-AMBAC) (a)(b)	5.35%	10/01/31	2,500	2,516,575
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,027,060
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	$3,535	$4,012,013
Series 2002, RB	5.75%	07/01/32	1,000	1,056,570
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,020,860
Series 2008, College RB	5.50%	03/15/38	500	506,025
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,004,730
Geisinger Authority;
Series 2005 C, VRD Health System RB (c)	0.07%	08/01/28	500	500,000
Series 2011 A 1, Health System RB	5.13%	06/01/41	500	519,440
Greensburg Salem School District; Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	09/15/17	1,415	1,467,313
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	750	752,025
Lancaster (County of) Hospital Authority (St. Anne’s Home); Series 1999, Health Center RB	6.60%	04/01/24	1,000	988,110
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	1,760	1,061,579
Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB (d)(e)	5.25%	08/15/13	980	1,059,968
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	843,273
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	770,378
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,255,637
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (d)(e)	6.00%	01/01/14	1,000	1,113,220
Series 2007, RB	5.13%	01/01/37	1,500	1,460,685
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	2,100	2,100,588
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2009 A 1, Retirement Communities RB	6.25%	11/15/29	1,000	1,046,150
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,566,315
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	459,240
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,100	964,172
Series 2005, Mortgage RB	6.25%	02/01/35	250	211,065
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	2,000	2,005,480
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,088,830
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	997,940
Series 2010 C, Hospital RB (d)(f)	4.50%	08/15/16	1,000	1,070,680
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	1,830	1,981,652
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,053,700
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,310,673
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	499,970
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	1,000	1,006,790
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	512,090
Series 2010 A, RB	5.00%	11/01/40	500	504,815
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	$645	$656,687
Series 2002, RB	5.50%	01/01/19	355	366,974
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	4,700	4,849,695
Pennsylvania (State of) Turnpike Commission;
Series 2008 B 1, Sub. RB	5.50%	06/01/33	1,000	1,050,950
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(h)	0.00%	06/01/33	2,000	1,699,680
Series 2009 E, Sub. Conv. CAB RB (h)	0.00%	12/01/38	1,435	1,143,910
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	522,280
Series 2010 A 2, Motor License Fund Special Conv. CAB RB (h)	0.00%	12/01/34	1,000	820,470
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/30	625	519,075
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/35	500	406,495
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia);
Series 2011, RB	5.00%	07/01/41	570	583,275
Series 2011, VRD RB (c)	0.09%	07/01/41	1,000	1,000,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,527,405
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,026,557
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	732,907
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	2,750	2,140,875
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,507,204
Philadelphia (City of) Municipal Authority (Municipal Services Building Lease);
Series 1990, CAB RB (INS-AGM) (a)(h)	0.00%	03/15/12	3,775	3,766,053
Series 1990, CAB RB (INS-AGM) (a)(h)	0.00%	03/15/13	4,400	4,328,808
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,472,625
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,001,740
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,106,100
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,307,625
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	548,985
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,656,960
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,046,840
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	1,000	1,031,130
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,027,850
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/19	2,500	2,510,050
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,350	2,168,791
Union (County of) Hospital Authority (Evangelical Community); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,058,530
Upper St. Clair Township School District; Series 2002, Unlimited Tax GO Bonds (d)(e)	5.38%	07/15/12	1,200	1,238,544
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	528,355
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (d)(f)	5.45%	07/01/17	1,460	1,315,139
Washington (County of);
Series 2002 A, Unlimited Tax GO Bonds (d)(e)	5.13%	09/01/12	350	362,856
Series 2002 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	09/01/27	650	655,304
West Shore Area Authority (Holy Spirit Hospital); Series 2001, Hospital RB	6.25%	01/01/32	2,045	2,045,491
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,500	2,292,925
Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	795,573
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	$850	$872,423

				130,332,016

Puerto Rico—6.00%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,000	1,037,590
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,513,635
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,092,110
Series 2010 XX, RB	5.75%	07/01/36	1,000	1,047,880
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	627,870
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (h)	0.00%	08/01/33	1,065	762,199
First Subseries 2010 A, RB	5.38%	08/01/39	470	484,688
Series 2010 A, CAB RB (h)	0.00%	08/01/34	3,500	864,430
Series 2010 A, CAB RB (h)	0.00%	08/01/35	5,000	1,150,400

				8,580,802

Guam—2.39%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,269,600
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	954,220
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	398,877
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	798,580

				3,421,277

Virgin Islands—1.86%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.63%	10/01/29	750	799,718
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	497,340
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,335	1,360,992

				2,658,050

TOTAL INVESTMENTS(i)—101.30% (Cost $143,767,368)				144,992,145

Floating Rate Note Obligations—(2.19)%
Note with an interest rate of 0.14% at 11/30/11 and contractual maturity of collateral of 07/15/38 (See Note 1E) (j)				(3,135,000)

OTHER ASSETS LESS LIABILITIES—0.89%				1,279,424

NET ASSETS—100.00%				$143,136,569

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

GNMA	— Government National Mortgage Association

GO	— General Obligation

INS	— Insurer

NATL	— National Public Finance Guarantee Corp.

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(h)	Zero coupon bond issued at a discount.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	10.9%
American Municipal Bond Assurance Corp.	5.7

(j)	Floating rate note obligation related to a security held. The interest rate shown reflects the rate in effect at November 30, 2011. At November 30, 2011, the Fund’s investment with a value of $4,849,695 is held by the Dealer Trusts and serves as collateral for the $3,135,000 in the floating rate note obligation at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$144,992,145	$—	$144,992,145
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $1,886,810 and $4,313,624, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,203,548
Aggregate unrealized (depreciation) of investment securities	(3,853,355)

Net unrealized appreciation of investment securities	$1,350,193

Cost of investments for tax purposes is $143,641,952.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	VK-SCG-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.03%
Advertising—0.41%
National CineMedia, Inc.	347,824	$4,535,625

Aerospace & Defense—0.71%
Esterline Technologies Corp. (b)	143,839	7,748,607

Air Freight & Logistics—0.72%
UTI Worldwide, Inc.	508,060	7,905,414

Alternative Carriers—0.86%
AboveNet, Inc.	157,475	9,407,556

Apparel Retail—2.30%
DSW Inc. -Class A	197,421	8,883,945
Express, Inc.	372,684	8,456,200
Francesca’s Holdings Corp. (b)(c)	145,274	2,397,021
Genesco Inc. (b)	92,697	5,473,758

		25,210,924

Apparel, Accessories & Luxury Goods—1.11%
Under Armour, Inc. -Class A (b)(c)	100,216	8,150,567
Warnaco Group, Inc. (The) (b)	79,113	4,010,238

		12,160,805

Application Software—6.55%
Aspen Technology, Inc. (b)	535,216	9,553,606
Bottomline Technologies, Inc. (b)	322,863	7,264,417
BroadSoft Inc. (b)(c)	212,759	7,463,586
Cadence Design Systems, Inc. (b)	670,911	7,339,766
Compuware Corp. (b)	1,146,745	9,472,114
Parametric Technology Corp. (b)	553,391	11,527,134
Solarwinds, Inc. (b)	294,165	9,645,670
Taleo Corp. -Class A(b)	291,653	9,446,641

		71,712,934

Asset Management & Custody Banks—0.78%
Affiliated Managers Group, Inc. (b)	90,793	8,586,294

Auto Parts & Equipment—1.22%
Modine Manufacturing Co. (b)	649,255	6,284,788
TRW Automotive Holdings Corp. (b)	215,588	7,041,104

		13,325,892

Automotive Retail—0.70%
Asbury Automotive Group Inc. (b)(c)	391,341	7,717,245

Biotechnology—3.29%
Amarin Corp. PLC -ADR (United Kingdom)(b)(c)	428,753	2,992,696
BioMarin Pharmaceutical Inc. (b)	303,403	10,503,812
Cubist Pharmaceuticals, Inc. (b)	245,889	9,483,939
Incyte Corp. (b)(c)	550,690	7,583,001
United Therapeutics Corp. (b)	134,633	5,507,836

		36,071,284

Building Products—1.04%
Owens Corning Inc. (b)	397,532	11,409,168

Commodity Chemicals—0.21%
Koppers Holdings, Inc.	69,190	2,285,346

Communications Equipment—1.33%
Aruba Networks Inc. (b)(c)	115,230	2,431,353
NETGEAR, Inc. (b)	266,363	10,119,130
Ubiquiti Networks Inc. (b)(c)	104,423	2,063,399

		14,613,882

Construction & Engineering—0.65%
MasTec Inc. (b)(c)	443,183	7,095,360

Construction & Farm Machinery & Heavy Trucks—1.46%
AGCO Corp. (b)	175,986	8,051,360
Meritor, Inc. (b)	382,976	2,278,707
WABCO Holdings Inc. (b)	120,935	5,685,154

		16,015,221

Construction Materials—0.62%
Eagle Materials Inc.	291,470	6,747,530

Data Processing & Outsourced Services—2.59%
Cardtronics, Inc. (b)	362,839	9,861,964
VeriFone Systems, Inc. (b)	199,804	8,761,405
Wright Express Corp. (b)	185,301	9,724,597

		28,347,966

Diversified Chemicals—0.66%
Solutia Inc. (b)	456,194	7,262,608

Diversified Support Services—0.50%
TMS International Corp. -Class A(b)	548,219	5,482,190

Electric Utilities—1.04%
Generac Holdings, Inc. (b)	223,671	5,607,432
ITC Holdings Corp.	77,669	5,741,292

		11,348,724

Electrical Components & Equipment—1.56%
EnerSys (b)	119,538	2,874,889
GrafTech International Ltd. (b)	375,868	5,427,534
Regal-Beloit Corp.	167,369	8,813,651

		17,116,074

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Electronic Equipment & Instruments—0.61%
Cognex Corp.	187,357	$6,683,024

Environmental & Facilities Services—1.33%
Progressive Waste Solutions Ltd. (Canada)(c)	320,734	6,677,682
Waste Connections, Inc. (c)	239,671	7,854,019

		14,531,701

Fertilizers & Agricultural Chemicals—0.66%
Intrepid Potash, Inc. (b)(c)	312,910	7,246,996

Footwear—1.91%
Crocs, Inc. (b)	223,423	3,465,291
Deckers Outdoor Corp. (b)(c)	80,251	8,742,945
Steven Madden, Ltd. (b)	243,977	8,700,220

		20,908,456

Health Care Distributors—0.70%
PSS World Medical, Inc. (b)(c)	314,870	7,676,531

Health Care Equipment—5.37%
Arthrocare Corp. (b)	126,534	3,771,978
DexCom Inc. (b)	61,134	490,294
HeartWare International Inc. (b)(c)	71,974	4,966,206
Hill-Rom Holdings, Inc.	223,695	7,068,762
Insulet Corp. (b)(c)	375,186	6,970,956
Masimo Corp.	461,042	9,525,128
Sirona Dental Systems, Inc. (b)	205,205	9,119,310
Thoratec Corp. (b)	293,635	8,932,377
Volcano Corp. (b)(c)	325,628	8,033,243

		58,878,254

Health Care Facilities—0.65%
Health Management Associates Inc. -Class A (b)	871,399	7,162,900

Health Care Services—3.70%
Catalyst Health Solutions, Inc. (b)	208,003	10,820,316
HMS Holdings Corp. (b)(c)	371,760	11,275,481
Mednax, Inc. (b)(c)	119,906	8,081,664
Team Health Holdings, Inc. (b)(c)	469,625	10,312,965

		40,490,426

Health Care Supplies—1.10%
Align Technology, Inc. (b)	247,038	6,052,431
Meridian Bioscience, Inc.	315,816	6,041,560

		12,093,991

Health Care Technology—0.82%
Allscripts Healthcare Solutions, Inc. (b)	458,798	8,928,209

Home Furnishings—0.43%
Leggett & Platt, Inc.	207,787	4,650,273

Homebuilding—0.62%
PulteGroup Inc. (b)	1,111,814	6,793,184

Housewares & Specialties—0.92%
Jarden Corp. (c)	322,961	10,057,006

Industrial Machinery—2.25%
Actuant Corp. -Class A	438,148	10,042,352
CLARCOR Inc.	113,685	5,504,628
Robbins & Myers, Inc.	170,527	9,072,036

		24,619,016

Internet Software & Services—3.10%
comScore Inc. (b)	380,033	7,551,256
j2 Global Communications, Inc. (c)	195,757	5,306,972
NIC Inc. (b)	326,867	4,249,271
Open Text Corp. (Canada)(b)(c)	160,046	9,125,823
ValueClick, Inc. (b)	500,612	7,739,461

		33,972,783

Investment Banking & Brokerage—0.74%
Stifel Financial Corp. (b)(c)	254,977	8,082,771

Leisure Products—0.61%
Polaris Industries Inc.	112,001	6,731,260

Managed Health Care—0.88%
Health Net Inc. (b)	309,153	9,627,024

Marine—0.80%
Kirby Corp. (b)	136,641	8,783,283

Metal & Glass Containers—0.70%
Greif Inc. -Class A	164,993	7,691,974

Movies & Entertainment—1.02%
Cinemark Holdings, Inc.	569,772	11,161,833

Office Services & Supplies—1.16%
Interface, Inc. -Class A	463,372	5,328,778
Steelcase Inc. -Class A	944,375	7,403,900

		12,732,678

Oil & Gas Drilling—0.86%
Atwood Oceanics, Inc. (b)	229,647	9,415,527

Oil & Gas Equipment & Services—2.70%
Key Energy Services, Inc. (b)	526,126	7,944,503
Oil States International, Inc. (b)	142,123	10,694,756
Superior Energy Services, Inc. (b)(c)	369,747	10,985,183

		29,624,442

Oil & Gas Exploration & Production—3.83%
Gulfport Energy Corp. (b)	285,821	9,074,817

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Oil & Gas Exploration & Production—(continued)
Oasis Petroleum Inc. (b)(c)	252,025	$7,679,202
PetroQuest Energy, Inc. (b)(c)	1,209,386	8,308,482
Rosetta Resources, Inc. (b)	166,968	9,073,041
Swift Energy Co. (b)	267,290	7,855,653

		41,991,195

Packaged Foods & Meats—0.84%
B&G Foods Inc.	416,131	9,233,947

Paper Packaging—0.85%
Packaging Corp. of America	359,582	9,352,728

Personal Products—0.68%
Elizabeth Arden, Inc. (b)	197,466	7,464,215

Pharmaceuticals—1.71%
Medicis Pharmaceutical Corp. -Class A	285,618	9,325,428
Salix Pharmaceuticals, Ltd. (b)	213,988	9,445,430

		18,770,858

Property & Casualty Insurance—0.85%
ProAssurance Corp.	117,336	9,341,119

Regional Banks—1.97%
BBCN Bancorp, Inc. (b)	710,458	6,656,992
Signature Bank (b)	106,363	6,214,790
SVB Financial Group (b)	185,124	8,708,233

		21,580,015

Research & Consulting Services—0.60%
Acacia Research (b)	187,547	6,530,387

Restaurants—1.53%
BJ’s Restaurants Inc. (b)	105,616	5,078,017
Bravo Brio Restaurant Group Inc. (b)	363,712	6,266,758
Buffalo Wild Wings Inc. (b)	84,481	5,447,335

		16,792,110

Semiconductor Equipment—1.63%
Cymer, Inc. (b)	131,774	5,892,933
Nanometrics Inc. (b)(c)	25,539	420,627
Teradyne, Inc. (b)	854,469	11,501,153

		17,814,713

Semiconductors—3.99%
CEVA, Inc. (b)	131,566	3,790,416
Cypress Semiconductor Corp. (b)	384,725	7,336,706
Lattice Semiconductor Corp. (b)	1,049,697	7,232,412
Microsemi Corp. (b)	544,142	9,663,962
Semtech Corp. (b)	357,286	8,289,035
Volterra Semiconductor Corp. (b)	299,895	7,347,428

		43,659,959

Specialty Chemicals—1.41%
Cytec Industries Inc.	152,187	7,177,139
Rockwood Holdings Inc. (b)	185,356	8,259,463

		15,436,602

Specialty Stores—1.87%
Signet Jewelers Ltd. (Bermuda)(b)	154,132	6,824,965
Tractor Supply Co.	117,903	8,516,134
Vitamin Shoppe, Inc. (b)(c)	141,123	5,194,737

		20,535,836

Systems Software—3.42%
Ariba Inc. (b)	189,691	5,757,122
CommVault Systems, Inc. (b)	186,870	9,274,358
Fortinet Inc. (b)	355,401	8,526,070
Imperva Inc. (b)	166,323	4,635,422
MICROS Systems, Inc. (b)	197,237	9,303,669

		37,496,641

Tires & Rubber—0.57%
Cooper Tire & Rubber Co.	469,294	6,288,540

Trading Companies & Distributors—1.75%
United Rentals, Inc. (b)(c)	287,807	8,098,889
WESCO International, Inc. (b)	217,758	11,096,948

		19,195,837

Trucking—1.58%
Landstar System, Inc.	213,920	9,898,079
Werner Enterprises, Inc.	314,419	7,369,981

		17,268,060

Total Common Stocks & Other Equity Interests (Cost $915,108,407)		1,019,402,953

Money Market Funds—8.47%
Liquid Assets Portfolio — Institutional Class (d)	46,434,686	46,434,686
Premier Portfolio — Institutional Class (d)	46,434,686	46,434,686

Total Money Market Funds (Cost $92,869,372)		92,869,372

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.50% (Cost $1,007,977,779)		1,112,272,325

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—9.49%
Liquid Assets Portfolio — Institutional Class (Cost $103,942,541)(d)(e)	103,942,541	103,942,541

TOTAL INVESTMENTS—110.99% (Cost $1,111,920,320)		1,216,214,866

OTHER ASSETS LESS LIABILITIES—(10.99)%		(120,436,878)

NET ASSETS—100.00%		$1,095,777,988

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Small Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Van Kampen Small Cap Growth Fund

E.	Foreign Currency Translations — (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,216,214,866	$—	$—	$1,216,214,866

Invesco Van Kampen Small Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2011 was $219,771,269 and $269,929,896, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$152,176,807

Aggregate unrealized (depreciation) of investment securities	(52,447,393)

Net unrealized appreciation of investment securities	$99,729,414

Cost of investments for tax purposes is $1,116,485,452
Invesco Van Kampen Small Cap Growth Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.